UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-05361

Variable Insurance Products Fund V

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Investment Grade Bond Portfolio

March 31, 2017

VIPIGB-QTLY-0517
1.799863.113

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 0.1%
	Principal Amount	Value
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Southwestern Energy Co. 5.8% 1/23/20 (a)	$3,000,000	$3,028,125
The Williams Companies, Inc. 5.75% 6/24/44	1,900,000	1,909,500
		4,937,625
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
CommonWealth REIT 5.875% 9/15/20	546,000	586,033
TOTAL NONCONVERTIBLE BONDS
(Cost $3,954,498)		5,523,658

U.S. Government and Government Agency Obligations - 1.2%
U.S. Treasury Inflation-Protected Obligations - 0.3%
U.S. Treasury Inflation-Indexed Bonds 1% 2/15/46	10,248,800	10,416,619
U.S. Treasury Obligations - 0.9%
U.S. Treasury Bonds:
2.875% 11/15/46	$20,394,000	$19,780,590
3% 11/15/45	9,573,000	9,510,929
U.S. Treasury Notes 1.625% 5/15/26	8,200,000	7,690,058

TOTAL U.S. TREASURY OBLIGATIONS		36,981,577

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $48,261,081)		47,398,196

Collateralized Mortgage Obligations - 0.0%
Private Sponsor - 0.0%
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.9411% 2/25/37 (a)	$507,330	$484,168
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR2 Class 1A2, 3.1536% 3/25/35 (a)	388,014	359,356
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $502,993)		843,524
	Shares	Value

Fixed-Income Funds - 98.3%
Fidelity Specialized High Income Central Fund (b)	1,884,799	194,756,243
Fidelity VIP Investment Grade Central Fund (b)	35,026,826	3,652,947,704
TOTAL FIXED-INCOME FUNDS
(Cost $3,837,450,763)		3,847,703,947

Money Market Funds - 0.6%
Fidelity Cash Central Fund, 0.84% (c)
(Cost $22,356,391)	22,352,135	22,356,605
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $3,912,525,726)		3,923,825,930
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(7,357,571)
NET ASSETS - 100%		$3,916,468,359

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$39,798
Fidelity Specialized High Income Central Fund	2,615,099
Fidelity VIP Investment Grade Central Fund	25,351,259
Total	$28,006,156

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$210,069,754	$2,615,447	$20,000,000	$194,756,243	25.7%
Fidelity VIP Investment Grade Central Fund	3,502,035,462	147,241,720	--	3,652,947,704	71.6%
Total	$3,712,105,216	$149,857,167	$20,000,000	$3,847,703,947

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$5,523,658	$--	$5,523,658	$--
U.S. Government and Government Agency Obligations	47,398,196	--	47,398,196	--
Collateralized Mortgage Obligations	843,524	--	843,524	--
Fixed-Income Funds	3,847,703,947	3,847,703,947	--	--
Money Market Funds	22,356,605	22,356,605	--	--
Total Investments in Securities:	$3,923,825,930	$3,870,060,552	$53,765,378	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Collateralized mortgage obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2017, the cost of investment securities for income tax purposes was $3,858,356,396. Net unrealized appreciation aggregated $65,469,534, of which $99,280,466 related to appreciated investment securities and $33,810,932 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2015 Portfolio

March 31, 2017

VIPF2015-QTLY-0517
1.830292.111

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 35.8%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	185,731	$6,376,158
VIP Equity-Income Portfolio Initial Class (a)	301,179	6,704,238
VIP Growth & Income Portfolio Initial Class (a)	372,941	7,641,569
VIP Growth Portfolio Initial Class (a)	104,757	6,522,195
VIP Mid Cap Portfolio Initial Class (a)	54,174	1,863,060
VIP Value Portfolio Initial Class (a)	321,969	4,922,906
VIP Value Strategies Portfolio Initial Class (a)	179,276	2,411,257
TOTAL DOMESTIC EQUITY FUNDS
(Cost $23,638,329)		36,441,383

International Equity Funds - 19.6%
VIP Emerging Markets Portfolio Initial Class (a)	767,225	7,265,623
VIP Overseas Portfolio Initial Class (a)	659,422	12,740,026
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $17,017,135)		20,005,649

Bond Funds - 30.2%
VIP High Income Portfolio Initial Class (a)	372,331	2,044,099
VIP Investment Grade Bond Portfolio Initial Class (a)	2,259,386	28,671,610
TOTAL BOND FUNDS
(Cost $29,992,187)		30,715,709

Short-Term Funds - 14.4%
VIP Government Money Market Portfolio Initial Class 0.49% (a)(b)
(Cost $14,627,417)	14,627,417	14,627,417
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $85,275,068)		101,790,158
NET OTHER ASSETS (LIABILITIES) - 0.0%		(12,232)
NET ASSETS - 100%		$101,777,926

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$6,252,763	$604,747	$704,046	$13,688	$6,376,158
VIP Emerging Markets Portfolio Initial Class	6,851,332	402,450	897,017	12,407	7,265,623
VIP Equity-Income Portfolio Initial Class	6,631,904	487,886	505,224	8,830	6,704,238
VIP Government Money Market Portfolio Initial Class 0.49%	11,773,611	3,560,471	706,665	12,736	14,627,417
VIP Growth & Income Portfolio Initial Class	7,566,308	564,599	620,001	7,575	7,641,569
VIP Growth Portfolio Initial Class	6,275,522	786,244	865,081	8,542	6,522,195
VIP High Income Portfolio Initial Class	3,741,047	215,836	1,993,189	21,044	2,044,099
VIP Investment Grade Bond Portfolio Initial Class	27,074,071	3,031,933	1,547,065	105,894	28,671,610
VIP Mid Cap Portfolio Initial Class	1,804,423	177,956	141,407	2,678	1,863,060
VIP Overseas Portfolio Initial Class	12,128,323	674,889	1,085,753	2,748	12,740,026
VIP Value Portfolio Initial Class	4,888,344	288,391	438,416	10,368	4,922,906
VIP Value Strategies Portfolio Initial Class	2,365,472	626,836	235,334	6,355	2,411,257
Total	$97,353,120	$11,422,238	$9,739,198	$212,865	$101,790,158

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2017, the cost of investment securities for income tax purposes was $85,610,788. Net unrealized appreciation aggregated $16,179,370, of which $16,517,042 related to appreciated investment securities and $337,672 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2010 Portfolio

March 31, 2017

VIPF2010-QTLY-0517
1.830288.111

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 29.5%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	454,688	$15,609,450
VIP Equity-Income Portfolio Initial Class (a)	737,313	16,412,597
VIP Growth & Income Portfolio Initial Class (a)	912,992	18,707,212
VIP Growth Portfolio Initial Class (a)	256,456	15,966,934
VIP Mid Cap Portfolio Initial Class (a)	132,625	4,560,989
VIP Value Portfolio Initial Class (a)	788,213	12,051,772
VIP Value Strategies Portfolio Initial Class (a)	438,889	5,903,052
TOTAL DOMESTIC EQUITY FUNDS
(Cost $64,469,474)		89,212,006

International Equity Funds - 16.9%
VIP Emerging Markets Portfolio Initial Class (a)	2,068,594	19,589,587
VIP Overseas Portfolio Initial Class (a)	1,638,832	31,662,231
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $44,318,212)		51,251,818

Bond Funds - 33.8%
VIP High Income Portfolio Initial Class (a)	1,107,029	6,077,589
VIP Investment Grade Bond Portfolio Initial Class (a)	7,583,151	96,230,187
TOTAL BOND FUNDS
(Cost $101,919,256)		102,307,776

Short-Term Funds - 19.8%
VIP Government Money Market Portfolio Initial Class 0.49% (a)(b)
(Cost $59,876,736)	59,876,736	59,876,736
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $270,583,678)		302,648,336
NET OTHER ASSETS (LIABILITIES) - 0.0%		(55,753)
NET ASSETS - 100%		$302,592,583

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$15,787,989	$981,226	$1,716,824	$34,033	$15,609,450
VIP Emerging Markets Portfolio Initial Class	19,025,461	457,147	2,371,712	33,916	19,589,587
VIP Equity-Income Portfolio Initial Class	16,745,251	623,363	1,183,322	21,955	16,412,597
VIP Government Money Market Portfolio Initial Class 0.49%	51,864,438	10,283,451	2,271,153	54,058	59,876,736
VIP Growth & Income Portfolio Initial Class	19,104,310	777,116	1,504,645	18,836	18,707,212
VIP Growth Portfolio Initial Class	15,847,036	1,420,262	2,111,320	21,235	15,966,934
VIP High Income Portfolio Initial Class	11,415,346	290,450	5,871,166	63,229	6,077,589
VIP Investment Grade Bond Portfolio Initial Class	93,392,735	6,373,308	3,922,905	359,555	96,230,187
VIP Mid Cap Portfolio Initial Class	4,556,224	290,571	342,054	6,659	4,560,989
VIP Overseas Portfolio Initial Class	30,724,206	911,716	2,519,780	6,856	31,662,231
VIP Value Portfolio Initial Class	12,342,318	291,660	1,045,873	25,786	12,051,772
VIP Value Strategies Portfolio Initial Class	5,972,558	1,361,859	574,009	15,802	5,903,052
Total	$296,777,872	$24,062,129	$25,434,763	$661,920	$302,648,336

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2017, the cost of investment securities for income tax purposes was $271,753,596. Net unrealized appreciation aggregated $30,894,740, of which $32,212,169 related to appreciated investment securities and $1,317,429 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom Lifetime Income II Portfolio

March 31, 2017

VIPFLI-II-QTLY-0517
1.830295.111

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 33.0%
	Shares	Value
Domestic Equity Funds - 33.0%
VIP Contrafund Portfolio Investor Class (a)	57,907	$1,976,940
VIP Equity-Income Portfolio Investor Class (a)	93,872	2,079,265
VIP Growth & Income Portfolio Investor Class (a)	116,120	2,370,004
VIP Growth Portfolio Investor Class (a)	32,626	2,022,803
VIP Mid Cap Portfolio Investor Class (a)	16,895	577,801
VIP Value Portfolio Investor Class (a)	100,051	1,526,775
VIP Value Strategies Portfolio Investor Class (a)	55,932	747,816
TOTAL DOMESTIC EQUITY FUNDS
(Cost $9,679,871)		11,301,404

International Equity Funds - 12.0%
Developed International Equity Funds - 9.6%
VIP Overseas Portfolio Investor Class (a)	169,703	3,268,476
Emerging Markets Equity Funds - 2.4%
VIP Emerging Markets Portfolio Investor Class (a)	87,510	825,215
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,935,733)		4,093,691

Bond Funds - 43.7%
High Yield Bond Funds - 5.0%
VIP High Income Portfolio Investor Class (a)	314,843	1,719,044
Investment Grade Bond Funds - 38.7%
VIP Investment Grade Bond Portfolio Investor Class (a)	1,049,054	13,260,043
TOTAL BOND FUNDS
(Cost $15,136,800)		14,979,087

Short-Term Funds - 11.3%
VIP Government Money Market Portfolio Investor Class 0.47% (a)(b)
(Cost $3,882,520)	3,882,520	3,882,520
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $32,634,924)		34,256,702
NET OTHER ASSETS (LIABILITIES) - 0.0%		2
NET ASSETS - 100%		$34,256,704

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$1,957,270	$102,412	$150,649	$3,988	$1,976,940
VIP Emerging Markets Portfolio Investor Class	814,237	10,431	105,052	1,355	825,215
VIP Equity-Income Portfolio Investor Class	2,075,331	88,358	112,447	2,535	2,079,265
VIP Government Money Market Portfolio Investor Class 0.47%	3,697,673	326,144	141,297	3,464	3,882,520
VIP Growth & Income Portfolio Investor Class	2,367,908	100,041	138,762	2,100	2,370,004
VIP Growth Portfolio Investor Class	1,965,053	154,079	195,798	2,368	2,022,803
VIP High Income Portfolio Investor Class	1,717,108	33,200	62,975	9,504	1,719,044
VIP Investment Grade Bond Portfolio Investor Class	13,182,658	515,193	489,239	49,693	13,260,043
VIP Mid Cap Portfolio Investor Class	564,866	36,018	29,917	793	577,801
VIP Overseas Portfolio Investor Class	3,284,173	35,745	324,751	--	3,268,476
VIP Value Portfolio Investor Class	1,529,673	44,240	104,325	2,982	1,526,775
VIP Value Strategies Portfolio Investor Class	740,710	169,353	55,822	1,868	747,816
Total	$33,896,660	$1,615,214	$1,911,034	$80,650	$34,256,702

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2017, the cost of investment securities for income tax purposes was $32,832,215. Net unrealized appreciation aggregated $1,424,487, of which $2,057,429 related to appreciated investment securities and $632,942 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Investor Freedom® 2020 Portfolio

March 31, 2017

VIPIFF2020-QTLY-0517
1.830296.111

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 40.3%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	408,314	$13,939,846
VIP Equity-Income Portfolio Investor Class (a)	661,915	14,661,417
VIP Growth & Income Portfolio Investor Class (a)	818,778	16,711,268
VIP Growth Portfolio Investor Class (a)	230,052	14,263,233
VIP Mid Cap Portfolio Investor Class (a)	119,132	4,074,320
VIP Value Portfolio Investor Class (a)	705,490	10,765,779
VIP Value Strategies Portfolio Investor Class (a)	394,403	5,273,172
TOTAL DOMESTIC EQUITY FUNDS
(Cost $65,199,813)		79,689,035

International Equity Funds - 21.5%
VIP Emerging Markets Portfolio Investor Class (a)	1,597,095	15,060,603
VIP Overseas Portfolio Investor Class (a)	1,429,718	27,536,374
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $39,462,636)		42,596,977

Bond Funds - 27.7%
VIP High Income Portfolio Investor Class (a)	727,511	3,972,208
VIP Investment Grade Bond Portfolio Investor Class (a)	4,016,660	50,770,585
TOTAL BOND FUNDS
(Cost $54,697,200)		54,742,793

Short-Term Funds - 10.5%
VIP Government Money Market Portfolio Investor Class 0.47% (a)(b)
(Cost $20,762,826)	20,762,826	20,762,826
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $180,122,475)		197,791,631
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$197,791,631

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$13,619,382	$1,017,173	$1,169,969	$27,543	$13,939,846
VIP Emerging Markets Portfolio Investor Class	14,210,729	526,748	1,533,208	23,475	15,060,603
VIP Equity-Income Portfolio Investor Class	14,440,716	810,824	782,246	17,509	14,661,417
VIP Government Money Market Portfolio Investor Class 0.47%	15,913,882	5,578,367	729,423	16,242	20,762,826
VIP Growth & Income Portfolio Investor Class	16,476,453	918,936	963,698	14,507	16,711,268
VIP Growth Portfolio Investor Class	13,674,279	1,396,478	1,506,297	16,359	14,263,233
VIP High Income Portfolio Investor Class	7,301,723	255,197	3,726,150	40,118	3,972,208
VIP Investment Grade Bond Portfolio Investor Class	48,207,248	4,431,743	2,071,629	180,334	50,770,585
VIP Mid Cap Portfolio Investor Class	3,930,867	304,016	207,846	5,479	4,074,320
VIP Overseas Portfolio Investor Class	26,240,538	900,336	1,789,660	--	27,536,374
VIP Value Portfolio Investor Class	10,643,606	452,646	723,564	20,600	10,765,779
VIP Value Strategies Portfolio Investor Class	5,154,210	1,241,460	388,004	12,900	5,273,172
Total	$189,813,633	$17,833,924	$15,591,694	$375,066	$197,791,631

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2017 the cost of investment securities for income tax purposes was $180,883,794. Net unrealized appreciation aggregated $16,907,837, of which $18,768,383 related to appreciated investment securities and $1,860,546 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Strategic Income Portfolio

March 31, 2017

VIPSI-QTLY-0517
1.799886.113

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 40.6%
		Principal Amount(a)	Value
Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Exide Technologies 7% 4/30/25 pay-in-kind		$540,650	$254,106
Nonconvertible Bonds - 40.6%
CONSUMER DISCRETIONARY - 6.8%
Auto Components - 0.4%
Allison Transmission, Inc. 5% 10/1/24 (b)		635,000	641,350
Exide Technologies 11% 4/30/20 pay-in-kind		519,304	399,864
International Automotive Components Group SA 9.125% 6/1/18 (b)		345,000	342,413
Lear Corp. 4.75% 1/15/23		665,000	688,846
Metalsa SA de CV 4.9% 4/24/23 (b)		1,615,000	1,568,569
Tenedora Nemak SA de CV 5.5% 2/28/23 (b)		1,240,000	1,288,050
Tenneco, Inc. 5% 7/15/26		450,000	440,717
Tupy Overseas SA 6.625% 7/17/24 (b)		400,000	398,000
			5,767,809
Distributors - 0.0%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (b)		160,000	164,000
American Tire Distributors, Inc. 10.25% 3/1/22 (b)		280,000	284,900
LKQ Corp. 4.75% 5/15/23		115,000	114,425
			563,325
Diversified Consumer Services - 0.2%
Laureate Education, Inc. 10% 9/1/19 (b)(c)		2,490,000	2,589,600
Hotels, Restaurants & Leisure - 1.5%
24 Hour Holdings III LLC 8% 6/1/22 (b)		220,000	183,150
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22		1,695,000	1,822,125
Carlson Travel, Inc. 6.75% 12/15/23 (b)		235,000	244,400
Choice Hotels International, Inc. 5.75% 7/1/22		145,000	157,688
Eagle II Acquisition Co. LLC 6% 4/1/25 (b)		155,000	159,650
FelCor Lodging LP:
5.625% 3/1/23		440,000	456,500
6% 6/1/25		1,145,000	1,196,525
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25 (b)		925,000	936,285
4.875% 4/1/27 (b)		435,000	439,350
Jacobs Entertainment, Inc. 7.875% 2/1/24 (b)		150,000	154,313
KFC Holding Co./Pizza Hut Holding LLC:
5% 6/1/24 (b)		475,000	485,094
5.25% 6/1/26 (b)		3,225,000	3,281,438
Landry's Acquisition Co. 6.75% 10/15/24 (b)		510,000	529,125
LTF Merger Sub, Inc. 8.5% 6/15/23 (b)		380,000	402,800
MGM Growth Properties Operating Partnership LP 5.625% 5/1/24		365,000	385,075
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 11% 10/1/21 (c)		2,619,000	2,851,436
Penn National Gaming, Inc. 5.625% 1/15/27 (b)		120,000	119,100
Playa Resorts Holding BV 8% 8/15/20 (b)		1,640,000	1,724,050
Scientific Games Corp. 10% 12/1/22		1,276,000	1,360,535
Silversea Cruises 7.25% 2/1/25 (b)		255,000	267,750
Six Flags Entertainment Corp.:
4.875% 7/31/24 (b)(d)		715,000	707,850
5.5% 4/15/27 (b)(d)		380,000	379,050
Studio City Co. Ltd.:
5.875% 11/30/19 (b)		420,000	436,800
7.25% 11/30/21 (b)		1,085,000	1,156,881
			19,836,970
Household Durables - 0.6%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (b)		335,000	345,050
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (b)		740,000	764,975
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.125% 7/15/23 (b)		285,000	292,838
5.75% 10/15/20		2,555,000	2,628,482
7% 7/15/24 (b)		360,000	385,425
Springs Industries, Inc. 6.25% 6/1/21		160,000	164,400
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (b)		435,000	456,750
Toll Brothers Finance Corp. 4.375% 4/15/23		1,106,000	1,119,139
TRI Pointe Homes, Inc.:
4.375% 6/15/19		320,000	327,200
5.875% 6/15/24		780,000	803,400
William Lyon Homes, Inc. 5.875% 1/31/25 (b)		380,000	382,850
			7,670,509
Internet & Direct Marketing Retail - 0.3%
Netflix, Inc.:
4.375% 11/15/26 (b)		640,000	628,800
5.375% 2/1/21 (b)		420,000	448,875
5.75% 3/1/24		612,000	654,044
5.875% 2/15/25		1,395,000	1,499,625
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (b)		405,000	427,194
6% 4/1/23		580,000	612,625
			4,271,163
Media - 3.5%
Altice SA:
7.625% 2/15/25 (b)		3,085,000	3,260,459
7.75% 5/15/22 (b)		3,275,000	3,475,594
Altice U.S. Finance SA 5.5% 5/15/26 (b)		615,000	631,913
AMC Entertainment Holdings, Inc.:
5.875% 11/15/26 (b)		530,000	535,963
6.125% 5/15/27 (b)		425,000	428,719
AMC Entertainment, Inc. 5.75% 6/15/25		165,000	169,125
AMC Networks, Inc. 4.75% 12/15/22		320,000	321,600
Block Communications, Inc. 6.875% 2/15/25 (b)		480,000	508,800
British Sky Broadcasting Group PLC 1.875% 11/24/23 (Reg. S)	EUR	600,000	670,598
Cablevision SA 6.5% 6/15/21 (b)		470,000	495,145
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22		115,000	119,025
5.625% 2/15/24		1,625,000	1,698,125
CBS Radio, Inc. 7.25% 11/1/24 (b)		420,000	441,000
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		1,565,000	1,608,038
5.125% 5/1/23 (b)		720,000	741,600
5.125% 5/1/27 (b)(d)		2,570,000	2,582,850
5.375% 5/1/25 (b)		720,000	738,900
5.5% 5/1/26 (b)		2,450,000	2,535,750
5.75% 9/1/23		500,000	520,000
5.75% 1/15/24		555,000	577,200
5.75% 2/15/26 (b)		1,030,000	1,081,500
Cengage Learning, Inc. 9.5% 6/15/24 (b)		1,090,000	975,550
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (b)		1,490,000	1,512,350
Clear Channel Communications, Inc.:
9% 3/1/21		245,000	186,200
10% 1/15/18		630,000	522,900
11.25% 3/1/21		1,875,000	1,471,875
14% 2/1/21 pay-in-kind (c)		589,304	197,417
Columbus International, Inc. 7.375% 3/30/21 (b)		200,000	213,500
Globo Comunicacao e Participacoes SA:
4.843% 6/8/25 (b)		590,000	600,030
4.875% 4/11/22 (b)		250,000	257,813
5.307% 5/11/22 (Reg. S) (e)		200,000	200,250
Grupo Televisa SA de CV 6.625% 3/18/25		165,000	191,591
iHeartCommunications, Inc. 10.625% 3/15/23		1,630,000	1,263,250
Liberty Media Corp.:
8.25% 2/1/30		3,215,000	3,456,125
8.5% 7/15/29		515,000	571,650
Lions Gate Entertainment Corp. 5.875% 11/1/24 (b)		215,000	223,063
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (b)(c)		1,140,000	1,140,000
Myriad International Holding BV 5.5% 7/21/25 (b)		600,000	622,200
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (b)(c)		1,620,000	1,344,600
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (b)		295,000	301,638
Quebecor Media, Inc. 5.75% 1/15/23		790,000	823,575
Sirius XM Radio, Inc.:
4.625% 5/15/23 (b)		260,000	265,850
5.375% 4/15/25 (b)		620,000	634,570
5.375% 7/15/26 (b)		620,000	633,950
Tegna, Inc. 5.5% 9/15/24 (b)		410,000	419,738
TV Azteca SA de CV:
7.5% 5/25/18 (Reg. S)		1,000,000	995,000
7.625% 9/18/20 (Reg S.)		600,000	588,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (b)		575,000	597,937
Videotron Ltd. 5.125% 4/15/27 (b)(d)		615,000	615,000
VTR Finance BV 6.875% 1/15/24 (b)		1,030,000	1,071,200
Wave Holdco LLC/Wave Holdco Corp. 8.25% 7/15/19 pay-in-kind (b)(c)		131,043	131,534
WMG Acquisition Corp. 5.625% 4/15/22 (b)		103,000	106,348
Ziggo Bond Finance BV 6% 1/15/27 (b)		635,000	631,825
Ziggo Secured Finance BV 5.5% 1/15/27 (b)		1,270,000	1,269,873
			47,178,306
Specialty Retail - 0.2%
CST Brands, Inc. 5% 5/1/23		140,000	144,550
L Brands, Inc. 6.875% 11/1/35		2,170,000	2,094,050
Penske Automotive Group, Inc. 5.5% 5/15/26		460,000	450,800
Sonic Automotive, Inc.:
5% 5/15/23		85,000	82,610
6.125% 3/15/27 (b)		310,000	310,388
			3,082,398
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc.:
4.625% 5/15/24 (b)		310,000	305,738
4.875% 5/15/26 (b)		310,000	304,575
			610,313
TOTAL CONSUMER DISCRETIONARY			91,570,393
CONSUMER STAPLES - 2.1%
Beverages - 0.0%
Central American Bottling Corp. 5.75% 1/31/27 (b)		160,000	165,834
Molson Coors Brewing Co. 1.25% 7/15/24	EUR	200,000	213,186
			379,020
Food & Staples Retailing - 0.7%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25 (b)		1,175,000	1,139,750
6.625% 6/15/24 (b)		805,000	823,113
Albertsons, Inc.:
7.45% 8/1/29		725,000	686,938
8% 5/1/31		656,000	633,040
8.7% 5/1/30		95,000	94,050
BI-LO LLC/BI-LO Finance Corp.:
9.25% 2/15/19 (b)		1,160,000	1,001,950
9.375% 9/15/18 pay-in-kind (b)(c)		790,000	395,000
ESAL GmbH 6.25% 2/5/23 (b)		1,705,000	1,705,000
FAGE International SA/FAGE U.S.A. Dairy Industry, Inc. 5.625% 8/15/26 (b)		1,250,000	1,253,125
Hearthside Group Holdings LLC/Hearthside Finance, Inc. 6.5% 5/1/22 (b)		155,000	155,194
Minerva Luxembourg SA 7.75% 1/31/23 (Reg. S)		690,000	718,463
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (b)		580,000	475,600
			9,081,223
Food Products - 1.1%
B&G Foods, Inc. 4.625% 6/1/21		565,000	569,238
Gruma S.A.B. de CV 4.875% 12/1/24 (b)		275,000	292,188
H.J. Heinz Co. 2.25% 5/25/28 (Reg. S)	EUR	1,200,000	1,283,383
JBS Investments GmbH 7.25% 4/3/24 (b)		2,205,000	2,282,175
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)		1,030,000	1,040,300
5.875% 7/15/24 (b)		1,812,000	1,866,360
7.25% 6/1/21 (b)		350,000	359,625
8.25% 2/1/20 (b)		330,000	338,250
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner U.S.A. 8.375% 12/1/22 (b)		530,000	545,900
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (b)		425,000	433,500
4.875% 11/1/26 (b)		430,000	438,600
MHP SA 8.25% 4/2/20 (b)		600,000	604,081
Pilgrim's Pride Corp. 5.75% 3/15/25 (b)		720,000	725,400
Post Holdings, Inc.:
5% 8/15/26 (b)		2,440,000	2,336,300
5.5% 3/1/25 (b)		530,000	532,650
5.75% 3/1/27 (b)		405,000	403,988
6% 12/15/22 (b)		290,000	305,225
7.75% 3/15/24 (b)		465,000	512,760
8% 7/15/25 (b)		230,000	258,175
TreeHouse Foods, Inc. 4.875% 3/15/22		200,000	204,500
			15,332,598
Household Products - 0.1%
Edgewell Personal Care Co. 5.5% 6/15/25 (b)		375,000	382,500
Spectrum Brands Holdings, Inc. 5.75% 7/15/25		600,000	634,500
			1,017,000
Personal Products - 0.2%
Prestige Brands, Inc. 5.375% 12/15/21 (b)		725,000	741,313
Revlon Consumer Products Corp. 5.75% 2/15/21 (c)		1,979,000	1,976,526
			2,717,839
TOTAL CONSUMER STAPLES			28,527,680
ENERGY - 6.8%
Energy Equipment & Services - 0.5%
Compressco Partners LP/Compressco Finance, Inc. 7.25% 8/15/22		395,000	375,250
Ensco PLC:
4.5% 10/1/24		665,000	560,263
5.2% 3/15/25		420,000	364,350
5.75% 10/1/44		600,000	453,000
Exterran Energy Solutions LP 8.125% 5/1/25 (b)		575,000	586,500
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22		385,000	379,225
Forbes Energy Services Ltd. 9% 6/15/19 (f)		350,000	231,000
Forum Energy Technologies, Inc. 6.25% 10/1/21		715,000	704,275
Hornbeck Offshore Services, Inc. 5.875% 4/1/20		415,000	265,600
Noble Holding International Ltd.:
4.625% 3/1/21		63,000	57,960
6.2% 8/1/40		235,000	169,200
7.2% 4/1/25 (c)		520,000	490,100
8.2% 4/1/45 (c)		120,000	110,400
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		895,000	981,368
Summit Midstream Holdings LLC 5.75% 4/15/25		440,000	437,800
Trinidad Drilling Ltd. 6.625% 2/15/25 (b)		250,000	249,688
Unit Corp. 6.625% 5/15/21		120,000	118,200
			6,534,179
Oil, Gas & Consumable Fuels - 6.3%
Access Midstream Partners LP/ACMP Finance Corp.:
4.875% 5/15/23		735,000	758,888
4.875% 3/15/24		315,000	324,026
Afren PLC:
6.625% 12/9/20 (b)(f)		282,992	57
10.25% 4/8/19 (Reg. S) (f)		780,669	156
American Energy-Permian Basin LLC/AEPB Finance Corp. 13% 11/30/20 (b)		940,000	1,102,150
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375% 9/15/24 (b)		245,000	248,675
Antero Resources Corp.:
5.125% 12/1/22		45,000	45,591
5.625% 6/1/23 (Reg. S)		560,000	572,600
Antero Resources Finance Corp. 5.375% 11/1/21		295,000	302,992
Callon Petroleum Co. 6.125% 10/1/24 (b)		225,000	234,000
Carrizo Oil & Gas, Inc. 6.25% 4/15/23		380,000	380,950
Cheniere Corpus Christi Holdings LLC:
5.875% 3/31/25 (b)		790,000	823,575
7% 6/30/24 (b)		710,000	781,888
Chesapeake Energy Corp. 8% 12/15/22 (b)		3,775,000	3,954,313
Citgo Holding, Inc. 10.75% 2/15/20 (b)		2,647,000	2,845,525
Concho Resources, Inc. 4.375% 1/15/25		630,000	633,938
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.75% 4/1/25 (b)		465,000	474,881
6.25% 4/1/23		1,975,000	2,049,063
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		1,070,000	1,078,025
Denbury Resources, Inc.:
4.625% 7/15/23		595,000	434,350
5.5% 5/1/22		975,000	760,500
6.375% 8/15/21		830,000	680,600
Diamondback Energy, Inc. 4.75% 11/1/24 (b)		385,000	387,272
Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp. 8.375% 6/1/19 (f)		480,000	285,600
EDC Finance Ltd. 4.875% 4/17/20 (b)		1,000,000	1,027,100
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (b)		530,000	553,850
Energy Transfer Equity LP 5.5% 6/1/27		860,000	898,700
EnLink Midstream Partners LP:
4.15% 6/1/25		465,000	459,363
4.4% 4/1/24		460,000	465,452
EP Energy LLC/Everest Acquisition Finance, Inc. 8% 11/29/24 (b)		350,000	367,500
EV Energy Partners LP/EV Energy Finance Corp. 8% 4/15/19		482,500	364,288
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21		250,000	253,125
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		600,000	630,870
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22		130,000	127,400
7% 6/15/23		580,000	574,200
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)		510,000	478,125
5.75% 10/1/25 (b)		580,000	559,700
Holly Energy Partners LP/Holly Finance Corp. 6% 8/1/24 (b)		390,000	408,525
Jupiter Resources, Inc. 8.5% 10/1/22 (b)		1,205,000	985,088
Kosmos Energy Ltd.:
7.875% 8/1/21 (b)		400,000	403,000
7.875% 8/1/21 (b)		290,000	292,175
Laredo Petroleum, Inc. 7.375% 5/1/22 (Reg. S)		455,000	472,063
Newfield Exploration Co.:
5.375% 1/1/26		475,000	496,090
5.625% 7/1/24		75,000	79,031
NGL Energy Partners LP/NGL Energy Finance Corp. 6.125% 3/1/25 (b)		625,000	606,250
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20		235,000	244,400
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (b)		1,140,000	1,104,842
Pacific Exploration and Production Corp.:
10% 11/2/21 pay-in-kind (c)		461,000	518,049
10% 11/2/21 pay-in-kind (b)(c)		150,000	168,563
Pan American Energy LLC 7.875% 5/7/21 (b)		1,115,000	1,203,375
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (b)		380,000	383,800
6.25% 6/1/24 (b)		115,000	121,900
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23		1,695,000	1,699,238
8.25% 2/15/20		930,000	948,600
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		435,000	440,438
PDC Energy, Inc. 6.125% 9/15/24 (b)		200,000	205,000
Peabody Securities Finance Corp.:
6% 3/31/22 (b)		185,000	183,959
6.375% 3/31/25 (b)		230,000	228,850
Pemex Project Funding Master Trust:
6.625% 6/15/35		2,110,000	2,173,511
8.625% 12/1/23 (c)		250,000	291,250
PetroBakken Energy Ltd. 8.625% 2/1/20 (b)(f)		1,225,000	12,250
Petrobras Global Finance BV:
6.125% 1/17/22		1,330,000	1,395,835
6.25% 3/17/24		570,000	584,535
8.375% 5/23/21		3,620,000	4,088,790
8.75% 5/23/26		1,315,000	1,522,113
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20		970,000	1,018,500
6.875% 1/20/40		845,000	804,440
Petroleos de Venezuela SA:
5.375% 4/12/27		480,000	165,120
5.5% 4/12/37		260,000	88,400
6% 5/16/24 (b)		675,000	243,844
6% 11/15/26 (b)		780,000	273,078
8.5% 11/2/17 (b)		635,000	528,637
8.5% 10/27/20 (b)		280,000	209,300
9.75% 5/17/35 (b)		2,300,000	994,750
12.75% 2/17/22 (b)		110,000	62,700
Petroleos Mexicanos:
4.625% 9/21/23		550,000	553,163
4.875% 1/24/22		895,000	920,687
4.875% 1/18/24		520,000	524,680
5.5% 1/21/21		350,000	370,475
6.375% 2/4/21		285,000	309,148
6.375% 1/23/45		815,000	794,804
6.5% 6/2/41		2,455,000	2,445,180
6.625% (b)(g)		1,415,000	1,404,671
6.75% 9/21/47		1,358,000	1,377,555
6.875% 8/4/26		265,000	294,150
PT Pertamina Persero:
4.875% 5/3/22 (b)		375,000	397,056
5.25% 5/23/21 (b)		295,000	316,357
6.5% 5/27/41 (b)		515,000	576,253
QEP Resources, Inc. 5.25% 5/1/23		610,000	598,038
Range Resources Corp. 5% 3/15/23 (b)		960,000	945,600
Rice Energy, Inc.:
6.25% 5/1/22		1,005,000	1,035,150
7.25% 5/1/23		510,000	543,150
RSP Permian, Inc. 6.625% 10/1/22		230,000	242,075
Sabine Pass Liquefaction LLC:
5% 3/15/27 (b)		955,000	998,297
5.875% 6/30/26 (b)		925,000	1,019,893
SemGroup Corp. 6.375% 3/15/25 (b)		310,000	304,575
SM Energy Co.:
5.625% 6/1/25		280,000	267,960
6.75% 9/15/26		250,000	252,031
Southern Star Central Corp. 5.125% 7/15/22 (b)		320,000	320,800
Southwestern Energy Co. 4.1% 3/15/22		910,000	850,850
Sunoco LP/Sunoco Finance Corp.:
6.25% 4/15/21		875,000	892,500
6.375% 4/1/23		405,000	411,075
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.125% 2/1/25 (b)		320,000	329,600
5.375% 2/1/27 (b)		320,000	331,200
Teekay Corp. 8.5% 1/15/20		880,000	871,200
Teine Energy Ltd. 6.875% 9/30/22 (b)		590,000	601,800
Tennessee Gas Pipeline Co. 7.625% 4/1/37		50,000	60,664
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
6.125% 10/15/21		155,000	162,169
6.375% 5/1/24		245,000	265,213
Transportadora de Gas del Sur SA 9.625% 5/14/20 (b)		1,424,645	1,532,561
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23		2,175,000	2,338,125
Western Refining, Inc. 6.25% 4/1/21		1,440,000	1,488,600
WPX Energy, Inc.:
5.25% 9/15/24		490,000	474,075
6% 1/15/22		1,005,000	1,022,588
YPF SA:
8.5% 3/23/21 (b)		1,960,000	2,147,552
8.75% 4/4/24 (b)		1,975,000	2,189,288
Zhaikmunai International BV 7.125% 11/13/19 (b)		1,175,000	1,145,848
			85,496,233
TOTAL ENERGY			92,030,412
FINANCIALS - 6.8%
Banks - 2.2%
ABN AMRO Bank NV 2.875% 6/30/25 (Reg. S) (c)	EUR	1,000,000	1,122,060
Akbank TAS/Ak Finansal Kiralama A/S 7.2% 3/16/27 (b)(c)		250,000	258,069
Banco de Bogota SA 6.25% 5/12/26 (b)		270,000	281,813
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (b)		510,000	517,987
Banco Hipotecario SA 9.75% 11/30/20 (b)		1,970,000	2,232,010
Banco Macro SA 6.75% 11/4/26 (b)(c)		320,000	320,218
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (b)		200,000	203,766
6.369% 6/16/18 (b)		275,000	286,292
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		260,000	250,315
Barclays PLC 1.875% 12/8/23 (Reg. S)	EUR	455,000	496,016
BBVA Bancomer SA 7.25% 4/22/20 (b)		375,000	411,450
Biz Finance PLC 9.625% 4/27/22 (Reg. S)		175,000	175,525
CBOM Finance PLC 7.5% 10/5/27 (b)(c)		325,000	330,704
CIT Group, Inc.:
5% 8/15/22		845,000	884,605
5.375% 5/15/20		1,055,000	1,124,240
Citigroup, Inc. 1.5% 10/26/28	EUR	1,600,000	1,656,032
Export Credit Bank of Turkey 5.875% 4/24/19 (b)		650,000	672,825
Export-Import Bank of Korea 6.4% 8/7/17 (Reg. S)	INR	21,400,000	328,761
GTB Finance BV 6% 11/8/18 (b)		1,040,000	1,063,966
HSBK BV 7.25% 5/3/17 (b)		475,000	475,770
ING Bank NV 6.125% 5/29/23 (c)	EUR	1,150,000	1,307,719
Intesa Sanpaolo SpA 1.125% 3/4/22	EUR	350,000	372,829
Itau Unibanco Holding SA:
5.125% 5/13/23 (Reg. S)		680,000	694,450
5.5% 8/6/22 (b)		490,000	511,560
JSC BGEO Group 6% 7/26/23 (b)		760,000	765,563
JSC Halyk Bank of Kazakhstan 7.25% 1/28/21 (b)		200,000	217,250
KBC Groep NV 1.875% 3/11/27 (Reg. S) (c)	EUR	2,400,000	2,593,169
Lloyds Banking Group PLC 1% 11/9/23 (Reg. S)	EUR	800,000	840,296
OJSC Russian Agricultural Bank 7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (b)		360,000	380,745
Rabobank Nederland:
2.5% 5/26/26 (Reg. S) (c)	EUR	1,350,000	1,506,722
6.875% 3/19/20 (Reg. S)	EUR	900,000	1,132,911
RSHB Capital SA 5.298% 12/27/17 (b)		240,000	244,616
SB Capital SA 5.5% 2/26/24 (b)(c)		585,000	601,708
Trade and Development Bank of Mongolia LLC 9.375% 5/19/20 (b)		400,000	426,859
Turkiye Halk Bankasi A/S:
3.875% 2/5/20 (b)		325,000	309,480
4.75% 6/4/19 (b)		460,000	455,671
4.875% 7/19/17 (b)		400,000	400,000
Turkiye Is Bankasi A/S:
5.5% 4/21/19 (b)		200,000	204,647
5.5% 4/21/22 (b)		500,000	491,640
Turkiye Vakiflar Bankasi TAO 6.875% 2/3/25 (Reg. S) (c)		600,000	597,047
Zenith Bank PLC 6.25% 4/22/19 (b)		1,880,000	1,892,897
			29,040,203
Capital Markets - 0.4%
Adient Global Holdings Ltd. 4.875% 8/15/26 (b)		630,000	618,188
BCD Acquisition, Inc. 9.625% 9/15/23 (b)		945,000	1,020,600
Goldman Sachs Group, Inc. 3% 2/12/31 (Reg. S)	EUR	1,411,000	1,629,264
Morgan Stanley 1.75% 3/11/24	EUR	1,250,000	1,386,020
MSCI, Inc.:
5.25% 11/15/24 (b)		345,000	363,113
5.75% 8/15/25 (b)		365,000	387,813
			5,404,998
Consumer Finance - 2.4%
Ally Financial, Inc.:
4.125% 2/13/22		1,160,000	1,160,000
4.625% 3/30/25		1,915,000	1,905,425
5.125% 9/30/24		2,750,000	2,829,063
8% 11/1/31		15,173,000	18,017,938
Credito Real S.A.B. de CV:
7.25% 7/20/23 (b)		85,000	86,063
7.5% 3/13/19 (b)		430,000	443,975
General Motors Acceptance Corp. 8% 11/1/31		823,000	977,313
Navient Corp. 5.875% 10/25/24		2,745,000	2,560,563
SLM Corp.:
5.5% 1/25/23		1,685,000	1,609,175
6.125% 3/25/24		500,000	476,250
7.25% 1/25/22		2,500,000	2,596,125
			32,661,890
Diversified Financial Services - 1.1%
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		570,000	503,025
Grinding Media, Inc./MC Grinding Media Canada, Inc. 7.375% 12/15/23 (b)		390,000	409,500
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22		3,505,000	3,557,575
6% 8/1/20		995,000	1,029,825
6.25% 2/1/22 (b)		295,000	299,425
6.75% 2/1/24 (b)		535,000	551,719
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 8.625% 11/15/24 (b)		510,000	537,387
Pontis IV Ltd. 5.125% 3/31/27 (b)		405,000	405,203
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (b)		335,000	346,690
Radiate Holdco LLC/Radiate Financial Service Ltd. 6.625% 2/15/25 (b)		560,000	552,650
RegionalCare Hospital Partners Holdings, Inc. 8.25% 5/1/23 (b)		695,000	741,565
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (b)		1,590,000	1,816,575
Springleaf Financial Corp.:
7.75% 10/1/21		1,590,000	1,693,350
8.25% 12/15/20		460,000	502,550
TMK Capital SA 6.75% 4/3/20 (Reg. S)		200,000	212,454
Vertiv Inter Holding Corp. 12% 2/15/22 pay-in-kind (b)(c)		915,000	955,599
Wendel SA:
1% 4/20/23 (Reg. S)	EUR	400,000	416,479
2.75% 10/2/24 (Reg. S)	EUR	800,000	912,737
			15,444,308
Insurance - 0.2%
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (b)		1,440,000	1,511,093
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (b)		1,135,000	1,183,238
			2,694,331
Thrifts & Mortgage Finance - 0.5%
Nationwide Building Society 4.125% 3/20/23 (Reg. S) (c)	EUR	1,100,000	1,212,895
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (b)		4,850,000	5,316,813
			6,529,708
TOTAL FINANCIALS			91,775,438
HEALTH CARE - 2.4%
Biotechnology - 0.0%
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (b)		305,000	288,988
Health Care Equipment & Supplies - 0.1%
Alere, Inc. 6.375% 7/1/23 (b)		260,000	264,225
Hill-Rom Holdings, Inc. 5.75% 9/1/23 (b)		290,000	300,513
Hologic, Inc. 5.25% 7/15/22 (b)		630,000	660,713
			1,225,451
Health Care Providers & Services - 2.1%
AmSurg Corp. 5.625% 7/15/22		330,000	338,250
Community Health Systems, Inc.:
6.25% 3/31/23		770,000	783,475
6.875% 2/1/22		2,230,000	1,917,800
7.125% 7/15/20		805,000	737,581
Double Eagle Acquisition Sub, Inc. 7.5% 10/1/24 (b)		380,000	390,925
Envision Healthcare Corp. 6.25% 12/1/24 (b)		640,000	672,000
HCA Holdings, Inc.:
4.75% 5/1/23		630,000	656,775
5.25% 6/15/26		750,000	789,375
5.375% 2/1/25		1,155,000	1,204,088
5.875% 3/15/22		1,915,000	2,106,500
5.875% 5/1/23		2,145,000	2,316,600
5.875% 2/15/26		2,995,000	3,159,725
6.5% 2/15/20		2,410,000	2,637,456
7.5% 2/15/22		1,175,000	1,343,906
HealthSouth Corp.:
5.125% 3/15/23		330,000	330,000
5.75% 11/1/24		1,135,000	1,143,513
Jaguar Holding Co. II/Pharmaceutical Product Development LLC 6.375% 8/1/23 (b)		570,000	594,225
MPH Acquisition Holdings LLC 7.125% 6/1/24 (b)		335,000	360,167
Quintiles Transnational Corp. 4.875% 5/15/23 (b)		445,000	451,119
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23		260,000	256,100
Surgery Center Holdings, Inc. 8.875% 4/15/21 (b)		610,000	645,075
Tenet Healthcare Corp.:
6.75% 6/15/23		735,000	722,138
6.875% 11/15/31		1,210,000	1,037,575
7.5% 1/1/22 (b)		365,000	394,200
8.125% 4/1/22		830,000	866,313
Tennessee Merger Sub, Inc. 6.375% 2/1/25 (b)		925,000	906,500
Vizient, Inc. 10.375% 3/1/24 (b)		660,000	753,225
Wellcare Health Plans, Inc. 5.25% 4/1/25		475,000	486,068
			28,000,674
Pharmaceuticals - 0.2%
Valeant Pharmaceuticals International, Inc.:
5.875% 5/15/23 (b)		2,165,000	1,680,581
6.5% 3/15/22 (b)		620,000	637,825
6.75% 8/15/21 (b)		265,000	228,563
7% 3/15/24 (b)		925,000	949,281
			3,496,250
TOTAL HEALTH CARE			33,011,363
INDUSTRIALS - 1.6%
Aerospace & Defense - 0.2%
Huntington Ingalls Industries, Inc. 5% 11/15/25 (b)		550,000	574,750
KLX, Inc. 5.875% 12/1/22 (b)		1,455,000	1,500,469
TransDigm, Inc. 6.375% 6/15/26		590,000	590,348
			2,665,567
Air Freight & Logistics - 0.0%
XPO Logistics, Inc. 6.125% 9/1/23 (b)		490,000	509,600
Airlines - 0.1%
Air Canada 5.375% 11/15/22 (b)		142,362	146,633
Allegiant Travel Co. 5.5% 7/15/19		160,000	165,400
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22		24,682	25,669
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 2/10/24		130,091	148,954
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 7/15/23		222,564	222,008
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17		27,287	28,105
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 10/22/23		341,050	393,912
Series 2012-2 Class B, 6.75% 6/3/21		160,409	174,044
Series 2013-1 Class B, 5.375% 11/15/21		214,290	223,665
			1,528,390
Building Products - 0.0%
Shea Homes Ltd. Partnership/Corp.:
5.875% 4/1/23 (b)		185,000	185,925
6.125% 4/1/25 (b)		185,000	185,925
			371,850
Commercial Services & Supplies - 0.5%
ADS Waste Holdings, Inc. 5.625% 11/15/24 (b)		565,000	570,650
APX Group, Inc.:
7.875% 12/1/22		980,000	1,058,400
7.875% 12/1/22 (b)		470,000	507,600
8.75% 12/1/20		986,000	1,020,510
Cenveo Corp. 6% 8/1/19 (b)		85,000	70,125
Covanta Holding Corp.:
5.875% 3/1/24		1,870,000	1,898,050
5.875% 7/1/25		165,000	165,309
Garda World Security Corp.:
7.25% 11/15/21 (b)		140,000	135,100
7.25% 11/15/21 (b)		225,000	217,125
Harland Clarke Holdings Corp. 8.375% 8/15/22 (b)		415,000	425,375
Ritchie Brothers Auctioneers, Inc. 5.375% 1/15/25 (b)		190,000	194,275
TMS International Corp. 7.625% 10/15/21 (b)		110,000	110,825
			6,373,344
Construction & Engineering - 0.2%
AECOM 5.125% 3/15/27 (b)		625,000	626,563
Blueline Rental Finance Corp./Blueline Rental LLC 9.25% 3/15/24 (b)		1,160,000	1,187,550
Cementos Progreso Trust 7.125% 11/6/23 (b)		440,000	462,977
Odebrecht Finance Ltd.:
4.375% 4/25/25 (b)		1,530,000	550,800
5.25% 6/27/29 (b)		580,000	200,100
7.125% 6/26/42 (b)		280,000	100,800
			3,128,790
Electrical Equipment - 0.0%
Sensata Technologies BV 5% 10/1/25 (b)		575,000	579,313
Industrial Conglomerates - 0.0%
Alfa SA de CV 5.25% 3/25/24 (b)		200,000	210,000
Machinery - 0.1%
Xerium Technologies, Inc. 9.5% 8/15/21		940,000	955,275
Marine - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)		150,000	130,875
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (b)		490,000	480,200
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21 (f)		60,000	11,400
			622,475
Multi Industry Transportation - 0.1%
Rumo Luxembourg Sarl 7.375% 2/9/24 (b)		705,000	726,150
Professional Services - 0.0%
IHS Markit Ltd. 4.75% 2/15/25 (b)		485,000	499,550
Road & Rail - 0.0%
JSC Georgian Railway 7.75% 7/11/22 (b)		200,000	219,880
Lima Metro Line 2 Finance Ltd. 5.875% 7/5/34 (b)		250,000	265,625
			485,505
Trading Companies & Distributors - 0.2%
Aircastle Ltd.:
5% 4/1/23		345,000	363,113
5.5% 2/15/22		555,000	595,238
Ashtead Capital, Inc. 5.625% 10/1/24 (b)		550,000	578,875
NES Rentals Holdings, Inc. 7.875% 5/1/18 (b)		160,000	160,610
United Rentals North America, Inc. 5.5% 5/15/27		405,000	409,050
			2,106,886
Transportation Infrastructure - 0.1%
Aeropuertos Argentina 2000 SA 6.875% 2/1/27 (b)		710,000	733,075
Global Ports Finance PLC 6.872% 1/25/22 (b)		490,000	520,358
			1,253,433
TOTAL INDUSTRIALS			22,016,128
INFORMATION TECHNOLOGY - 2.6%
Communications Equipment - 0.7%
Banglalink Digital Communications Ltd.:
8.625% 5/6/19 (b)		1,275,000	1,333,905
8.625% 5/6/19 (Reg. S)		200,000	209,240
Brocade Communications Systems, Inc. 4.625% 1/15/23		350,000	357,000
CommScope Technologies Finance LLC 5% 3/15/27 (b)		665,000	663,969
Lucent Technologies, Inc.:
6.45% 3/15/29		5,779,000	6,356,900
6.5% 1/15/28		560,000	611,800
			9,532,814
Electronic Equipment & Components - 0.2%
Conduent Finance, Inc./Xerox Business Service LLC 10.5% 12/15/24 (b)		1,425,000	1,642,313
Micron Technology, Inc. 7.5% 9/15/23 (b)		565,000	630,681
			2,272,994
Internet Software & Services - 0.2%
Balboa Merger Sub, Inc. 11.375% 12/1/21 (b)		1,260,000	1,395,450
Camelot Finance SA 7.875% 10/15/24 (b)		280,000	294,700
CyrusOne LP/CyrusOne Finance Corp.:
5% 3/15/24 (b)		165,000	169,538
5.375% 3/15/27 (b)		140,000	141,400
j2 Global, Inc. 8% 8/1/20		350,000	361,813
			2,362,901
IT Services - 0.1%
CDW LLC/CDW Finance Corp.:
5% 9/1/23		565,000	571,356
5% 9/1/25		335,000	341,700
Ceridian HCM Holding, Inc. 11% 3/15/21 (b)		250,000	263,425
Everi Payments, Inc. 10% 1/15/22		575,000	596,563
Gartner, Inc. 5.125% 4/1/25 (b)		305,000	310,719
			2,083,763
Semiconductors & Semiconductor Equipment - 1.1%
Entegris, Inc. 6% 4/1/22 (b)		155,000	161,781
Micron Technology, Inc.:
5.25% 8/1/23 (b)		230,000	235,750
5.25% 1/15/24 (b)		490,000	503,323
5.5% 2/1/25		1,605,000	1,665,188
5.625% 1/15/26 (b)		1,930,000	2,031,325
5.875% 2/15/22		345,000	360,525
Microsemi Corp. 9.125% 4/15/23 (b)		235,000	269,956
NXP BV/NXP Funding LLC:
4.125% 6/1/21 (b)		465,000	482,438
4.625% 6/15/22 (b)		600,000	634,500
4.625% 6/1/23 (b)		1,665,000	1,762,819
5.75% 3/15/23 (b)		2,415,000	2,547,825
Qorvo, Inc.:
6.75% 12/1/23		440,000	477,400
7% 12/1/25		2,856,000	3,155,880
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (b)		585,000	620,100
Versum Materials, Inc. 5.5% 9/30/24 (b)		330,000	341,138
			15,249,948
Software - 0.3%
Ensemble S Merger Sub, Inc. 9% 9/30/23 (b)		970,000	1,018,500
Greeneden U.S. Holdings II LLC 10% 11/30/24 (b)		880,000	957,000
JDA Escrow LLC/JDA Bond Finance, Inc. 7.375% 10/15/24 (b)		225,000	234,563
Open Text Corp. 5.875% 6/1/26 (b)		465,000	487,088
Parametric Technology Corp. 6% 5/15/24		190,000	202,350
SS&C Technologies Holdings, Inc. 5.875% 7/15/23		455,000	481,445
Symantec Corp. 5% 4/15/25 (b)		530,000	543,477
Veritas U.S., Inc./Veritas Bermuda Ltd.:
7.5% 2/1/23 (b)		130,000	137,150
10.5% 2/1/24 (b)		345,000	364,838
			4,426,411
TOTAL INFORMATION TECHNOLOGY			35,928,831
MATERIALS - 3.2%
Chemicals - 0.8%
Braskem Finance Ltd.:
5.375% 5/2/22 (b)		600,000	624,300
5.75% 4/15/21 (b)		400,000	422,520
6.45% 2/3/24		400,000	430,120
Hexion, Inc. 10.375% 2/1/22 (b)		235,000	234,413
Kraton Polymers LLC/Kraton Polymers Capital Corp. 10.5% 4/15/23 (b)		390,000	447,525
Momentive Performance Materials, Inc.:
3.88% 10/24/21		5,080,000	4,997,450
4.69% 4/24/22		1,515,000	1,382,438
10% 10/15/20 (f)		1,515,000	0
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (f)		3,580,000	0
Nufarm Australia Ltd. 6.375% 10/15/19 (b)		210,000	215,250
OCP SA 5.625% 4/25/24 (b)		200,000	212,940
Platform Specialty Products Corp.:
6.5% 2/1/22 (b)		555,000	575,813
10.375% 5/1/21 (b)		175,000	194,688
TPC Group, Inc. 8.75% 12/15/20 (b)		765,000	696,303
Valvoline Finco Two LLC 5.5% 7/15/24 (b)		230,000	241,500
			10,675,260
Construction Materials - 0.2%
CEMEX Finance LLC:
6% 4/1/24 (b)		400,000	420,600
9.375% 10/12/22 (b)		300,000	324,150
CEMEX S.A.B. de CV 7.75% 4/16/26 (b)		265,000	298,181
Prince Mineral Holding Corp. 11.5% 12/15/19 (b)(c)		175,000	177,625
U.S. Concrete, Inc. 6.375% 6/1/24		300,000	310,500
Union Andina de Cementos SAA 5.875% 10/30/21 (b)		300,000	312,000
			1,843,056
Containers & Packaging - 0.4%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.625% 5/15/23 (b)		615,000	619,613
6% 6/30/21 (b)		350,000	360,500
6% 2/15/25 (b)		1,040,000	1,051,700
7.25% 5/15/24 (b)		1,100,000	1,177,000
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (b)		210,000	216,300
Crown Cork & Seal, Inc.:
7.375% 12/15/26		1,210,000	1,388,475
7.5% 12/15/96		160,000	162,400
Flex Acquisition Co., Inc. 6.875% 1/15/25 (b)		280,000	286,048
Sealed Air Corp. 5.25% 4/1/23 (b)		270,000	283,500
			5,545,536
Metals & Mining - 1.8%
Alcoa Nederland Holding BV:
6.75% 9/30/24 (b)		430,000	461,175
7% 9/30/26 (b)		355,000	386,950
Aleris International, Inc. 6% 6/1/20 (b)		1,759	1,759
Bluescope Steel Ltd./Bluescope Steel Finance 6.5% 5/15/21 (b)		190,000	199,500
Compania Minera Ares SAC 7.75% 1/23/21 (b)		800,000	858,000
EVRAZ Group SA:
5.375% 3/20/23 (b)		590,000	592,213
6.5% 4/22/20 (b)		200,000	212,942
8.25% 1/28/21 (Reg. S)		1,000,000	1,118,800
Evraz, Inc. NA Canada 7.5% 11/15/19 (b)		1,480,000	1,524,400
Ferrexpo Finance PLC:
10.375% 4/7/19 (b)		818,000	844,585
10.375% 4/7/19 (b)		120,000	123,900
First Quantum Minerals Ltd.:
7% 2/15/21 (b)		745,000	767,350
7.25% 5/15/22 (b)		615,000	634,219
7.25% 4/1/23 (b)		785,000	793,831
7.5% 4/1/25 (b)		760,000	765,700
Freeport-McMoRan, Inc.:
3.55% 3/1/22		310,000	287,525
3.875% 3/15/23		930,000	855,247
5.4% 11/14/34		300,000	261,000
5.45% 3/15/43		1,945,000	1,645,956
6.75% 2/1/22 (b)		900,000	922,500
Gerdau Trade, Inc. 5.75% 1/30/21 (b)		200,000	209,750
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (b)		1,525,000	1,532,625
GTL Trade Finance, Inc. 5.893% 4/29/24 (b)		300,000	300,750
JMC Steel Group, Inc. 9.875% 6/15/23 (b)		405,000	452,588
Joseph T Ryerson & Son, Inc. 11% 5/15/22 (b)		350,000	393,750
Lundin Mining Corp.:
7.5% 11/1/20 (b)		210,000	222,075
7.875% 11/1/22 (b)		30,000	32,813
Metinvest BV 9.3725% 12/31/21 pay-in-kind (c)		2,280,823	2,121,165
Mirabela Nickel Ltd. 1% 9/10/44 pay-in-kind (b)(f)		1,291	0
Murray Energy Corp. 11.25% 4/15/21 (b)		795,000	614,138
New Gold, Inc. 7% 4/15/20 (b)		150,000	150,000
Polyus Gold International Ltd. 5.25% 2/7/23 (b)		525,000	536,393
Southern Copper Corp. 7.5% 7/27/35		380,000	462,685
United States Steel Corp. 8.375% 7/1/21 (b)		1,325,000	1,470,750
Vale Overseas Ltd.:
4.375% 1/11/22		530,000	538,798
5.875% 6/10/21		200,000	214,324
6.875% 11/21/36		220,000	236,522
Vedanta Resources PLC:
6% 1/31/19 (b)		1,075,000	1,105,906
6.375% 7/30/22 (b)		380,000	381,900
8.25% 6/7/21 (b)		240,000	257,880
			24,492,364
Paper & Forest Products - 0.0%
Boise Cascade Co. 5.625% 9/1/24 (b)		225,000	228,375
NewPage Corp.:
0% 5/1/12 (c)(f)		90,000	0
11.375% 12/31/2114 (f)		318,200	0
Sino-Forest Corp. 6.25% 10/21/17 (b)(f)		565,000	0
			228,375
TOTAL MATERIALS			42,784,591
REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Crown Castle International Corp. 5.25% 1/15/23		1,530,000	1,669,594
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21		85,000	87,125
Equinix, Inc. 5.375% 5/15/27		480,000	495,600
MPT Operating Partnership LP/MPT Finance Corp.:
5.25% 8/1/26		220,000	216,700
6.375% 2/15/22		475,000	491,031
Omega Healthcare Investors, Inc. 5.875% 3/15/24		1,385,000	1,429,035
			4,389,085
Real Estate Management & Development - 0.3%
CBRE Group, Inc. 5% 3/15/23		1,075,000	1,118,157
Grand City Properties SA 1.5% 4/17/25 (Reg. S)	EUR	300,000	317,657
Howard Hughes Corp. 5.375% 3/15/25 (b)		665,000	658,350
Inversiones y Representaciones SA 11.5% 7/20/20 (Reg. S)		85,000	98,175
IRSA Propiedades Comerciales SA 8.75% 3/23/23 (b)		300,000	330,174
Mattamy Group Corp. 6.875% 12/15/23 (b)		470,000	487,625
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.25% 4/15/21 (b)		785,000	808,550
			3,818,688
TOTAL REAL ESTATE			8,207,773
TELECOMMUNICATION SERVICES - 5.9%
Diversified Telecommunication Services - 2.6%
Altice Financing SA:
6.5% 1/15/22 (b)		1,435,000	1,503,866
6.625% 2/15/23 (b)		1,080,000	1,124,280
7.5% 5/15/26 (b)		1,170,000	1,243,125
Altice Finco SA 8.125% 1/15/24 (b)		3,320,000	3,552,400
Citizens Communications Co.:
7.875% 1/15/27		280,000	229,902
9% 8/15/31		220,000	189,200
FairPoint Communications, Inc. 8.75% 8/15/19 (b)		335,000	345,184
Frontier Communications Corp. 11% 9/15/25		1,215,000	1,181,588
GCI, Inc. 6.875% 4/15/25		560,000	586,600
GTH Finance BV:
6.25% 4/26/20 (b)		600,000	637,956
7.25% 4/26/23 (b)		1,635,000	1,798,991
GTT Escrow Corp. 7.875% 12/31/24 (b)		300,000	311,250
Level 3 Financing, Inc.:
5.125% 5/1/23		575,000	587,938
5.375% 5/1/25		575,000	585,063
Lynx II Corp. 6.375% 4/15/23 (b)		200,000	208,500
Sable International Finance Ltd. 6.875% 8/1/22 (b)		2,630,000	2,781,225
SFR Group SA:
6% 5/15/22 (b)		6,120,000	6,341,850
6.25% 5/15/24 (b)		6,405,000	6,445,031
7.375% 5/1/26 (b)		2,405,000	2,477,150
Sprint Capital Corp.:
6.875% 11/15/28		562,000	593,613
8.75% 3/15/32		456,000	548,340
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (b)		400,000	412,000
U.S. West Communications:
6.875% 9/15/33		170,000	169,279
7.25% 9/15/25		35,000	38,256
7.25% 10/15/35		70,000	69,452
UPCB Finance IV Ltd. 5.375% 1/15/25 (b)		615,000	618,844
Virgin Media Finance PLC 4.875% 2/15/22		565,000	505,675
			35,086,558
Wireless Telecommunication Services - 3.3%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	11,000,000	547,584
Comcel Trust 6.875% 2/6/24 (b)		250,000	259,250
Digicel Group Ltd.:
6.75% 3/1/23 (b)		385,000	343,613
7% 2/15/20 (b)		1,200,000	1,153,224
7.125% 4/1/22 (b)		1,775,000	1,380,063
8.25% 9/30/20 (b)		890,000	764,866
Intelsat Jackson Holdings SA:
5.5% 8/1/23		2,040,000	1,683,000
7.25% 10/15/20		3,485,000	3,175,706
7.5% 4/1/21		585,000	525,769
Millicom International Cellular SA:
4.75% 5/22/20 (b)		280,000	285,424
6% 3/15/25 (b)		1,145,000	1,173,625
6.625% 10/15/21 (b)		1,365,000	1,429,769
Neptune Finco Corp.:
6.625% 10/15/25 (b)		1,125,000	1,223,438
10.125% 1/15/23 (b)		1,160,000	1,345,600
10.875% 10/15/25 (b)		2,800,000	3,367,000
Sprint Communications, Inc. 6% 11/15/22		1,410,000	1,441,725
Sprint Corp.:
7.125% 6/15/24		2,940,000	3,138,450
7.625% 2/15/25		1,655,000	1,808,088
7.875% 9/15/23		1,505,000	1,666,788
T-Mobile U.S.A., Inc.:
6% 3/1/23		955,000	1,019,749
6% 4/15/24		920,000	980,950
6.375% 3/1/25		6,800,000	7,327,000
6.5% 1/15/24		3,483,000	3,761,640
6.625% 4/1/23		2,341,000	2,498,268
6.731% 4/28/22		565,000	584,549
6.836% 4/28/23		665,000	711,550
TBG Global Pte. Ltd. 4.625% 4/3/18 (Reg. S)		220,000	221,540
Telesat Canada/Telesat LLC 8.875% 11/15/24 (b)		500,000	547,500
			44,365,728
TOTAL TELECOMMUNICATION SERVICES			79,452,286
UTILITIES - 1.8%
Electric Utilities - 0.2%
EDF SA 1.875% 10/13/36 (Reg. S)	EUR	1,100,000	1,047,077
EDP Finance BV:
1.125% 2/12/24 (Reg. S)	EUR	650,000	663,086
1.875% 9/29/23	EUR	800,000	864,484
InterGen NV 7% 6/30/23 (b)		200,000	179,000
Israel Electric Corp. Ltd. 7.75% 12/15/27 (Reg. S)		250,000	303,855
RJS Power Holdings LLC 4.625% 7/15/19 (b)(c)		535,000	547,038
			3,604,540
Gas Utilities - 0.2%
National Grid Gas Finance PLC 1.125% 9/22/21 (Reg. S)	GBP	1,300,000	1,628,467
Southern Natural Gas Co.:
7.35% 2/15/31		175,000	216,832
8% 3/1/32		335,000	446,812
			2,292,111
Independent Power and Renewable Electricity Producers - 1.4%
Dynegy, Inc.:
7.375% 11/1/22		1,910,000	1,890,900
7.625% 11/1/24		3,665,000	3,500,075
8% 1/15/25 (b)		795,000	761,213
Energy Future Holdings Corp.:
10.875% 11/1/17 (f)		1,125,000	326,250
11.25% 11/1/17 pay-in-kind (c)(f)		896,100	259,869
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21 (f)		2,670,672	3,178,100
12.25% 3/1/22 (b)(c)(f)		4,149,619	5,104,031
Listrindo Capital BV 4.95% 9/14/26 (b)		315,000	307,125
Pattern Energy Group, Inc. 5.875% 2/1/24 (b)		295,000	298,688
PPL Energy Supply LLC 6.5% 6/1/25		460,000	389,850
TerraForm Power Operating LLC:
6.375% 2/1/23 (b)(c)		1,680,000	1,745,100
6.625% 6/15/25 (b)(c)		418,000	446,215
TXU Corp.:
5.55% 11/15/14 (f)		186,000	18,600
6.5% 11/15/24 (f)		3,225,000	322,500
6.55% 11/15/34 (f)		2,775,000	277,500
			18,826,016
TOTAL UTILITIES			24,722,667

TOTAL NONCONVERTIBLE BONDS			550,027,562

TOTAL CORPORATE BONDS
(Cost $534,138,465)			550,281,668

U.S. Government and Government Agency Obligations - 15.9%
U.S. Government Agency Obligations - 0.2%
Tennessee Valley Authority:
1.75% 10/15/18		$1,672,000	$1,684,766
5.25% 9/15/39		126,000	158,932
5.375% 4/1/56		302,000	385,024

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			2,228,722

U.S. Treasury Inflation-Protected Obligations - 0.1%
U.S. Treasury Inflation-Indexed Bonds 1% 2/15/46		1,409,210	1,432,285
U.S. Treasury Obligations - 15.3%
U.S. Treasury Bonds:
2.5% 2/15/46		3,344,000	2,995,753
2.875% 8/15/45		6,384,000	6,188,988
2.875% 11/15/46		5,388,000	5,225,940
3% 11/15/44		582,000	579,181
3% 11/15/45		100,000	99,352
3% 2/15/47		2,600,000	2,589,335
3.625% 2/15/44		9,514,000	10,598,073
4.25% 5/15/39		3,088,000	3,770,013
4.75% 2/15/37		2,830,000	3,694,033
5.25% 2/15/29 (h)		2,206,000	2,827,816
6.125% 8/15/29		2,023,000	2,801,382
6.25% 8/15/23 (i)		2,249,000	2,801,937
7.875% 2/15/21		200,000	245,617
U.S. Treasury Notes:
0.75% 7/15/19		1,522,000	1,501,786
0.875% 6/15/19		8,156,000	8,076,667
0.875% 9/15/19		5,722,000	5,651,368
1% 9/15/18		2,079,000	2,073,640
1.125% 1/15/19		1,591,000	1,587,893
1.125% 2/28/19		2,500,000	2,494,140
1.125% 7/31/21		1,699,000	1,647,566
1.125% 9/30/21		11,974,000	11,583,444
1.25% 11/30/18		2,200,000	2,201,289
1.375% 9/30/18		1,503,000	1,507,287
1.375% 4/30/20		1,792,000	1,782,200
1.375% 8/31/23		500,000	476,367
1.5% 12/31/18		416,000	417,917
1.5% 1/31/19		1,468,000	1,474,709
1.5% 10/31/19		4,512,000	4,520,284
1.5% 1/31/22		3,727,000	3,653,187
1.5% 8/15/26		2,627,000	2,430,282
1.625% 4/30/19		1,361,000	1,370,251
1.625% 6/30/19		8,847,000	8,903,329
1.625% 3/15/20		3,696,000	3,708,851
1.625% 7/31/20		1,500,000	1,500,059
1.75% 12/31/20		2,634,000	2,635,749
1.875% 2/28/22		5,000,000	4,988,670
1.875% 3/31/22		2,600,000	2,592,892
2% 9/30/20		16,685,000	16,878,579
2% 12/31/21		13,561,000	13,611,854
2% 2/15/25		4,309,000	4,212,552
2% 8/15/25		1,544,000	1,503,169
2% 11/15/26		10,655,000	10,290,397
2.125% 6/30/21		1,500,000	1,517,754
2.125% 3/31/24		19,376,000	19,255,656
2.125% 5/15/25		3,953,000	3,892,472
2.25% 7/31/21		10,479,000	10,650,918
2.25% 2/15/27		2,200,000	2,171,640

TOTAL U.S. TREASURY OBLIGATIONS			207,182,238

Other Government Related - 0.3%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 1.2078% 12/7/20 (NCUA Guaranteed) (c)		110,768	110,768
Series 2011-R1 Class 1A, 1.2267% 1/8/20 (NCUA Guaranteed) (c)		259,531	260,109
Series 2011-R4 Class 1A, 1.1567% 3/6/20 (NCUA Guaranteed) (c)		34,274	34,286
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)		3,400,000	3,578,405

TOTAL OTHER GOVERNMENT RELATED			3,983,568

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $215,311,308)			214,826,813

U.S. Government Agency - Mortgage Securities - 0.9%
Fannie Mae - 0.6%
2.54% 6/1/42 (c)		25,374	26,324
2.609% 9/1/33 (c)		16,921	17,491
2.615% 10/1/35 (c)		972	1,007
2.69% 3/1/37 (c)		1,534	1,612
2.7% 2/1/42 (c)		168,418	174,819
2.715% 2/1/36 (c)		618	646
2.773% 1/1/42 (c)		127,822	132,765
2.8% 11/1/35 (c)		11,320	11,719
2.802% 6/1/36 (c)		2,006	2,096
2.815% 9/1/36 (c)		1,956	2,043
2.915% 11/1/33 (c)		732	759
2.933% 1/1/35 (c)		7,250	7,526
2.943% 9/1/41 (c)		16,767	17,362
2.973% 11/1/40 (c)		12,647	13,342
2.975% 10/1/41 (c)		8,013	8,475
2.977% 5/1/36 (c)		1,268	1,339
3.008% 4/1/36 (c)		9,912	10,549
3.012% 3/1/33 (c)		3,826	3,949
3.03% 11/1/36 (c)		2,077	2,177
3.151% 6/1/47 (c)		3,452	3,581
3.241% 7/1/41 (c)		22,285	23,416
3.252% 2/1/37 (c)		18,910	19,842
3.268% 7/1/35 (c)		12,630	13,236
3.352% 8/1/35 (c)		16,144	16,861
3.384% 10/1/41 (c)		15,856	16,857
3.5% 4/1/47 (d)		1,260,000	1,288,941
3.552% 7/1/41 (c)		30,672	31,985
4% 5/1/29		2,616,206	2,759,119
4% 4/1/47 (d)		100,000	104,898
4.5% 11/1/25 to 4/1/39		1,705,736	1,836,150
5% 7/1/35 to 6/1/39		576,013	631,082
5.5% 10/1/20 to 4/1/21		61,324	63,484
6% 1/1/34 to 6/1/36		364,000	413,908
6.5% 5/1/26 to 8/1/36		350,637	403,446

TOTAL FANNIE MAE			8,062,806

Freddie Mac - 0.1%
2.57% 3/1/35 (c)		2,591	2,668
2.623% 6/1/33 (c)		10,641	11,121
2.745% 1/1/36 (c)		3,972	4,105
2.813% 1/1/37 (c)		12,561	13,057
2.85% 7/1/35 (c)		8,070	8,425
2.859% 2/1/37 (c)		2,310	2,399
2.925% 6/1/37 (c)		1,668	1,734
2.936% 5/1/37 (c)		2,534	2,637
2.95% 3/1/37 (c)		995	1,030
2.97% 8/1/37 (c)		4,363	4,547
2.99% 9/1/35 (c)		1,158	1,223
3% 2/1/31		626,624	643,971
3.027% 10/1/41 (c)		125,611	130,628
3.066% 9/1/41 (c)		161,134	170,072
3.07% 7/1/35 (c)		7,257	7,724
3.075% 10/1/36 (c)		14,705	15,428
3.097% 10/1/35 (c)		6,770	7,114
3.117% 10/1/42 (c)		106,095	111,937
3.202% 9/1/41 (c)		20,973	22,208
3.208% 5/1/37 (c)		35,779	37,554
3.231% 4/1/41 (c)		13,805	14,312
3.26% 5/1/37 (c)		10,103	10,475
3.264% 6/1/37 (c)		2,283	2,369
3.282% 6/1/41 (c)		20,962	22,048
3.29% 7/1/36 (c)		135,153	139,708
3.29% 6/1/37 (c)		8,738	9,069
3.295% 7/1/36 (c)		3,697	3,935
3.32% 4/1/37 (c)		2,127	2,250
3.393% 5/1/41 (c)		14,650	15,570
3.47% 4/1/37 (c)		474	503
3.637% 5/1/41 (c)		20,159	21,191
3.64% 6/1/41 (c)		20,207	21,254
3.898% 10/1/35 (c)		1,752	1,865
6% 1/1/24		81,151	87,852
6.5% 5/1/18 to 3/1/22		14,332	15,347

TOTAL FREDDIE MAC			1,567,330

Ginnie Mae - 0.2%
4.3% 8/20/61 (j)		228,695	233,953
4.649% 2/20/62 (j)		180,445	186,928
4.682% 2/20/62 (j)		234,671	243,118
4.684% 1/20/62 (j)		1,081,755	1,119,489
5.47% 8/20/59 (j)		14,274	14,401
6% 6/15/36		276,632	321,654

TOTAL GINNIE MAE			2,119,543

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $11,742,991)			11,749,679

Asset-Backed Securities - 0.2%
Access Group, Inc. Series 2005-2 Class A3, 1.2301% 11/22/24 (c)		$344,400	$343,732
SLM Student Loan Trust:
Series 2004-3 Class A5, 1.2079% 7/25/23 (c)		865,904	865,387
Series 2007-5 Class A5, 1.1179% 1/25/24 (c)		1,071,977	1,071,051
TOTAL ASSET-BACKED SECURITIES
(Cost $2,279,773)			2,280,170

Collateralized Mortgage Obligations - 3.2%
U.S. Government Agency - 3.2%
Fannie Mae:
floater Series 2010-15 Class FJ, 1.9117% 6/25/36 (c)		302,566	306,945
planned amortization class:
Series 2003-70 Class BJ, 5% 7/25/33		15,916	17,478
Series 2005-19 Class PA, 5.5% 7/25/34		81,519	85,584
Series 2005-27 Class NE, 5.5% 5/25/34		41,079	41,442
Series 2005-64 Class PX, 5.5% 6/25/35		89,394	96,777
Series 2005-68 Class CZ, 5.5% 8/25/35		366,823	410,535
Series 2010-118 Class PB, 4.5% 10/25/40		290,380	307,718
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		185	186
Series 2003-117 Class MD, 5% 12/25/23		64,891	68,988
Series 2004-52 Class KZ, 5.5% 7/25/34		715,357	797,930
Series 2004-91 Class Z, 5% 12/25/34		267,932	294,370
Series 2005-117 Class JN, 4.5% 1/25/36		35,026	37,056
Series 2005-14 Class ZB, 5% 3/25/35		106,397	116,696
Series 2006-72 Class CY, 6% 8/25/26		50,182	54,304
Series 2009-59 Class HB, 5% 8/25/39		153,619	168,474
Series 2010-97 Class CX, 4.5% 9/25/25		550,000	591,337
Series 2009-85 Class IB, 4.5% 8/25/24 (k)		12,017	655
Series 2009-93 Class IC, 4.5% 9/25/24 (k)		17,539	922
Series 2010-139 Class NI, 4.5% 2/25/40 (k)		153,609	18,063
Series 2010-39 Class FG, 1.9017% 3/25/36 (c)		190,089	194,145
Series 2010-97 Class CI, 4.5% 8/25/25 (k)		42,541	2,752
Series 2011-67 Class AI, 4% 7/25/26 (k)		46,644	4,533
Series 2012-27 Class EZ, 4.25% 3/25/42		434,819	467,994
Series 2016-26 Class CG, 3% 5/25/46		953,884	974,529
Freddie Mac:
floater:
Series 2630 Class FL, 1.4122% 6/15/18 (c)		116	116
Series 2711 Class FC, 1.8122% 2/15/33 (c)		100,433	102,111
floater planned amortization class Series 2770 Class FH, 1.3122% 3/15/34 (c)		127,404	127,805
planned amortization class:
Series 2101 Class PD, 6% 11/15/28		2,308	2,484
Series 2996 Class MK, 5.5% 6/15/35		4,728	5,202
Series 3415 Class PC, 5% 12/15/37		45,766	49,800
Series 3763 Class QA, 4% 4/15/34		48,315	48,659
Series 3840 Class VA, 4.5% 9/15/27		230,775	239,852
Series 3857 Class ZP, 5% 5/15/41		171,244	200,652
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34		562,128	628,018
Series 2303 Class ZV, 6% 4/15/31		5,052	5,457
Series 2877 Class ZD, 5% 10/15/34		320,534	351,425
Series 3745 Class KV, 4.5% 12/15/26		393,214	423,519
Series 3806 Class L, 3.5% 2/15/26		453,000	475,755
Series 3843 Class PZ, 5% 4/15/41		150,546	174,121
Freddie Mac Multi-family Structured pass-thru certificates sequential payer:
Series 4335 Class AL, 4.25% 3/15/40		406,126	427,375
Series 4341 Class ML, 3.5% 11/15/31		523,148	545,629
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 1.4783% 7/20/37 (c)		65,913	66,149
Series 2008-2 Class FD, 1.4583% 1/20/38 (c)		15,795	15,851
Series 2008-73 Class FA, 1.8383% 8/20/38 (c)		104,191	105,595
Series 2008-83 Class FB, 1.8783% 9/20/38 (c)		94,691	96,630
Series 2009-108 Class CF, 1.5283% 11/16/39 (c)		77,294	77,775
Series 2009-116 Class KF, 1.4583% 12/16/39 (c)		55,862	56,141
Series 2010-H17 Class FA, 1.1106% 7/20/60 (c)(j)		405,831	401,886
Series 2010-H18 Class AF, 1.0717% 9/20/60 (c)(j)		505,205	499,926
Series 2010-H19 Class FG, 1.0717% 8/20/60 (c)(j)		531,165	525,683
Series 2010-H27 Series FA, 1.1517% 12/20/60 (c)(j)		229,789	227,920
Series 2011-H05 Class FA, 1.2717% 12/20/60 (c)(j)		312,060	310,960
Series 2011-H07 Class FA, 1.2717% 2/20/61 (c)(j)		542,781	541,005
Series 2011-H12 Class FA, 1.2617% 2/20/61 (c)(j)		767,986	765,216
Series 2011-H13 Class FA, 1.2717% 4/20/61 (c)(j)		268,136	267,199
Series 2011-H14:
Class FB, 1.2717% 5/20/61 (c)(j)		316,551	315,322
Class FC, 1.2717% 5/20/61 (c)(j)		281,676	280,636
Series 2011-H17 Class FA, 1.31% 6/20/61 (c)(j)		367,056	366,134
Series 2011-H21 Class FA, 1.3717% 10/20/61 (c)(j)		413,055	412,842
Series 2012-H01 Class FA, 1.4717% 11/20/61 (c)(j)		359,820	360,767
Series 2012-H03 Class FA, 1.4717% 1/20/62 (c)(j)		229,331	229,933
Series 2012-H06 Class FA, 1.4017% 1/20/62 (c)(j)		347,165	347,310
Series 2012-H07 Class FA, 1.4017% 3/20/62 (c)(j)		216,173	216,352
Series 2012-H21 Class DF, 1.4217% 5/20/61 (c)(j)		289,927	290,601
Series 2013-H19 Class FD, 1.3717% 8/20/63 (c)(j)		183,339	183,231
Series 2014-H11 Class BA, 1.2717% 6/20/64 (c)(j)		1,649,530	1,643,189
Series 2015-H13 Class FL, 1.0517% 5/20/63 (c)(j)		1,090,966	1,090,101
Series 2015-H19 Class FA, 0.98% 4/20/63 (c)(j)		1,066,770	1,065,053
Series 2016-H20 Class FM, 1.18% 12/20/62 (c)(j)		880,000	880,330
planned amortization class:
Series 2010-31 Class BP, 5% 3/20/40		620,000	683,911
Series 2011-136 Class WI, 4.5% 5/20/40 (k)		109,135	13,958
sequential payer:
Series 2011-69 Class GX, 4.5% 5/16/40		470,000	510,103
Series 2013-H06 Class HA, 1.65% 1/20/63 (j)		277,381	276,382
Series 2013-H26 Class HA, 3.5% 9/20/63 (j)		1,192,506	1,226,214
Series 2014-H12 Class KA, 2.75% 5/20/64 (j)		348,675	351,750
Series 2016-H02 Class FM, 1.28% 9/20/62 (c)(j)		1,152,990	1,152,692
Series 2016-H04 Class FE, 1.43% 11/20/65 (c)(j)		339,071	340,172
Series 2010-169 Class Z, 4.5% 12/20/40		381,923	409,735
Series 2010-H15 Class TP, 5.15% 8/20/60 (j)		863,784	900,898
Series 2010-H17 Class XP, 5.2978% 7/20/60 (c)(j)		1,038,627	1,078,006
Series 2010-H18 Class PL, 5.01% 9/20/60 (c)(j)		854,963	889,873
Series 2012-64 Class KI, 3.5% 11/20/36 (k)		80,376	6,448
Series 2013-124:
Class ES, 7.3622% 4/20/39 (c)(l)		462,718	488,329
Class ST, 7.4956% 8/20/39 (c)(l)		958,449	1,034,399
Series 2013-H01 Class FA, 1.65% 1/20/63 (j)		1,117,201	1,110,255
Series 2013-H07 Class JA, 1.75% 3/20/63 (j)		1,816,353	1,809,541
Series 2015-H17 Class HA, 2.5% 5/20/65 (j)		1,185,390	1,196,647
Series 2015-H21:
Class HA, 2.5% 6/20/63 (j)		2,639,165	2,662,325
Class JA, 2.5% 6/20/65 (j)		323,247	326,173
Series 2015-H30 Class HA, 1.75% 9/20/62 (c)(j)		2,586,906	2,565,863
Series 2016-H13 Class FB, 1.18% 5/20/66 (c)(j)		1,368,095	1,373,142
Series 2017-H06 Class FA, 1.17% 8/20/66 (c)(j)		1,599,246	1,601,532
Series 2090-118 Class XZ, 5% 12/20/39		753,814	855,697
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $43,535,993)			43,371,175

Commercial Mortgage Securities - 1.0%
FMPRE Multifamily Agency floater Series 2017-KT01 Class A, 1.09% 2/25/20 (c)		2,634,000	2,637,804
Freddie Mac:
floater Series K707 Class A2, 2.22% 12/25/18		2,161,000	2,178,488
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20		260,000	277,024
sequential payer:
Series K006 Class A2, 4.251% 1/25/20		1,042,000	1,104,736
Series K027 Class A2, 2.637% 1/25/23		377,000	381,308
Series K029 Class A2, 3.32% 2/25/23 (c)		198,000	206,898
Series K034 Class A1, 2.669% 2/25/23		896,687	909,289
Series K709 Class A2, 2.086% 3/25/19		1,080,000	1,086,356
Series K710 Class A2, 1.883% 5/25/19		919,000	920,678
Series K713 Class A2, 2.313% 3/25/20		280,000	282,745
Series K717 Class A2, 2.991% 9/25/21		2,612,000	2,689,217
Series K504 Class A2, 2.566% 9/25/20 (c)		158,000	161,153
Series K724 Class A1, 2.776% 3/25/23		1,170,728	1,193,016
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $14,043,883)			14,028,712

Foreign Government and Government Agency Obligations - 18.5%
Arab Republic 5.875% 6/11/25 (b)		200,000	195,500
Arab Republic of Egypt:
5.875% 6/11/25		600,000	586,500
6.125% 1/31/22 (b)		820,000	852,800
8.5% 1/31/47 (b)		595,000	639,625
Argentine Republic:
5.625% 1/26/22 (b)		765,000	783,360
6.25% 4/22/19 (b)		1,025,000	1,081,375
6.875% 4/22/21 (b)		4,470,000	4,800,780
Australian Commonwealth:
1.75% 11/21/20	AUD	3,100,000	2,345,017
3% 3/21/47	AUD	3,450,000	2,341,054
4.25% 4/21/26	AUD	5,250,000	4,524,420
Barbados Government:
7% 8/4/22 (b)		300,000	223,500
7.25% 12/15/21 (b)		35,000	26,950
Belarus Republic 8.95% 1/26/18		2,885,000	2,974,435
Belgian Kingdom:
0.8% 6/22/27 (b)	EUR	5,575,000	5,920,183
1.6% 6/22/47 (b)	EUR	1,000,000	1,004,392
Brazilian Federative Republic:
5.625% 1/7/41		815,000	792,588
6% 4/7/26		485,000	527,195
7.125% 1/20/37		1,725,000	1,957,875
8.25% 1/20/34		2,360,000	2,941,386
10% 1/1/21	BRL	975,000	313,498
Buenos Aires Province:
6.5% 2/15/23 (b)		570,000	571,254
9.95% 6/9/21 (b)		935,000	1,063,750
10.875% 1/26/21 (b)		100,000	114,500
10.875% 1/26/21 (Reg. S)		2,430,000	2,782,350
Buoni del Tesoro Poliennali:
0.3% 10/15/18	EUR	6,750,000	7,241,225
0.65% 11/1/20	EUR	1,250,000	1,341,501
1.25% 12/1/26	EUR	4,600,000	4,534,719
1.35% 4/15/22	EUR	10,750,000	11,623,997
2.7% 3/1/47 (b)	EUR	1,600,000	1,527,914
4.5% 3/1/24	EUR	1,725,000	2,175,612
Canadian Government:
1.5% 6/1/26	CAD	12,700,000	9,443,754
3.5% 12/1/45	CAD	2,350,000	2,190,359
Central Bank of Nigeria warrants 11/15/20 (m)(n)		750	59,415
City of Buenos Aires 8.95% 2/19/21 (b)		695,000	774,925
Colombian Republic:
4.375% 3/21/23	COP	2,577,000,000	816,758
7.375% 9/18/37		365,000	465,740
10.375% 1/28/33		740,000	1,106,300
Congo Republic 4% 6/30/29 (e)		236,550	171,662
Costa Rican Republic:
5.625% 4/30/43 (b)		200,000	175,000
7% 4/4/44 (b)		470,000	473,525
Croatia Republic:
5.5% 4/4/23 (b)		175,000	188,538
6% 1/26/24 (b)		200,000	221,495
6.375% 3/24/21 (b)		300,000	332,160
6.625% 7/14/20 (b)		170,000	186,575
Danish Kingdom 1.75% 11/15/25	DKK	9,600,000	1,544,898
Democratic Socialist Republic of Sri Lanka:
6.25% 10/4/20 (b)		230,000	242,032
6.25% 7/27/21 (b)		210,000	220,988
Dominican Republic:
2.125% 8/30/24 (c)		1,820,000	1,897,350
5.95% 1/25/27 (b)		470,000	479,988
6.85% 1/27/45 (b)		290,000	299,425
6.875% 1/29/26 (b)		460,000	503,700
7.45% 4/30/44 (b)		530,000	583,000
7.5% 5/6/21 (b)		515,000	569,075
Ecuador Republic 9.65% 12/13/26 (b)		200,000	207,000
El Salvador Republic 8.625% 2/28/29 (b)		230,000	237,475
French Government:
OAT:
1.75% 5/25/23	EUR	2,650,000	3,074,356
3.25% 5/25/45	EUR	2,450,000	3,329,463
0.5% 5/25/26	EUR	4,150,000	4,277,102
German Federal Republic:
0% 10/8/21	EUR	8,000,000	8,719,562
0.25% 2/15/27	EUR	7,750,000	8,207,817
2.5% 8/15/46	EUR	1,000,000	1,436,561
Hong Kong Government SAR 1.32% 12/23/19	HKD	2,700,000	349,941
Indonesian Republic:
4.75% 1/8/26 (b)		295,000	314,129
6.625% 2/17/37 (b)		275,000	338,194
7.75% 1/17/38 (b)		870,000	1,203,676
8.375% 3/15/24	IDR	18,609,000,000	1,485,751
8.5% 10/12/35 (Reg. S)		800,000	1,154,813
Irish Republic:
1% 5/15/26(Reg. S)	EUR	1,800,000	1,921,100
2% 2/18/45 (Reg.S)	EUR	450,749	472,973
Islamic Republic of Pakistan:
7.25% 4/15/19 (b)		910,000	964,107
8.25% 4/15/24 (b)		200,000	221,067
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		4,140,000	4,900,729
5.5% 12/4/23		1,628,000	1,934,308
Ivory Coast 5.75% 12/31/32		171,500	159,080
Japan Government:
0.1% 8/15/17	JPY	159,750,000	1,436,832
0.1% 12/20/20	JPY	656,700,000	5,954,776
0.1% 6/20/26	JPY	925,000,000	8,353,166
0.4% 3/20/56	JPY	335,000,000	2,465,212
0.9% 3/20/22	JPY	100,000,000	943,403
0.9% 6/20/22	JPY	874,050,000	8,265,594
1.9% 9/20/30	JPY	585,000,000	6,395,170
Jordanian Kingdom:
2.503% 10/30/20		2,924,000	2,994,755
3% 6/30/25		1,179,000	1,209,797
5.75% 1/31/27 (b)		200,000	196,000
Kingdom of Norway 3.75% 5/25/21	NOK	4,800,000	622,677
Lebanese Republic:
4% 12/31/17		791,000	787,045
5% 10/12/17		720,000	724,608
5.15% 6/12/18		720,000	729,144
5.45% 11/28/19		205,000	209,141
6% 5/20/19		465,000	474,594
6.375% 3/9/20		150,000	155,823
Mongolian People's Republic 8.75% 3/9/24 (b)		200,000	217,957
New Zealand Government 6% 5/15/21	NZD	1,000,000	796,477
Panamanian Republic 9.375% 4/1/29		140,000	205,100
Perusahaan Penerbit SBSN 4.55% 3/29/26 (b)		300,000	310,875
Peruvian Republic:
4% 3/7/27 (e)		570,000	570,000
6.35% 8/12/28 (b)	PEN	2,240,000	700,927
8.2% 8/12/26 (Reg. S)	PEN	3,740,000	1,357,067
Province of Santa Fe 7% 3/23/23 (b)		715,000	719,991
Provincia de Cordoba:
7.125% 6/10/21 (b)		1,355,000	1,404,308
7.45% 9/1/24 (b)		445,000	450,785
12.375% 8/17/17 (b)		515,000	528,915
Republic of Angola 7% 8/17/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		640,625	659,895
Republic of Armenia:
6% 9/30/20 (b)		920,000	964,620
7.15% 3/26/25 (b)		400,000	428,250
Republic of Iraq 5.8% 1/15/28 (Reg. S)		1,750,000	1,543,045
Republic of Kenya 6.875% 6/24/24 (b)		415,000	412,975
Republic of Nigeria 6.75% 1/28/21 (b)		90,000	93,942
Republic of Rwanda 6.625% 5/2/23 (b)		400,000	403,032
Republic of Serbia:
4.875% 2/25/20 (b)		200,000	207,308
6.75% 11/1/24 (b)		462,337	466,314
7.25% 9/28/21 (b)		400,000	456,000
Republic of Singapore 3.25% 9/1/20	SGD	4,800,000	3,630,411
Russian Federation:
5.625% 4/4/42 (b)		400,000	439,520
5.875% 9/16/43 (b)		600,000	682,478
7.5% 3/15/18	RUB	23,525,000	413,295
12.75% 6/24/28 (Reg. S)		2,020,000	3,557,725
Spanish Kingdom:
0.4% 4/30/22	EUR	1,650,000	1,752,651
2.75% 10/31/24 (Reg. S)	EUR	3,200,000	3,799,959
2.9% 10/31/46(Reg. S) (b)	EUR	2,150,000	2,290,219
Sultanate of Oman 6.5% 3/8/47 (b)		275,000	290,125
Sweden Kingdom 3.5% 6/1/22	SEK	22,500,000	2,971,115
Switzerland Confederation 4.25% 6/5/17	CHF	4,200,000	4,228,303
Turkish Republic:
5.125% 3/25/22		585,000	595,222
5.625% 3/30/21		515,000	537,763
6% 3/25/27		350,000	363,563
6.25% 9/26/22		1,175,000	1,254,665
6.75% 5/30/40		220,000	235,136
6.875% 3/17/36		480,000	520,118
7% 6/5/20		530,000	578,299
7.25% 3/5/38		370,000	417,515
7.375% 2/5/25		570,000	646,238
7.5% 11/7/19		345,000	377,775
8% 2/14/34		250,000	300,050
9.4% 7/8/20	TRY	3,830,000	1,007,964
11.875% 1/15/30		530,000	821,309
Turkiye Ihracat Kredi Bankasi A/S 5.375% 2/8/21 (b)		265,000	266,418
Ukraine Government:
0% 5/31/40 (b)(c)		279,000	103,091
1.471% 9/29/21		1,600,000	1,561,854
7.75% 9/1/21 (b)		453,000	446,241
7.75% 9/1/22 (b)		876,000	841,179
7.75% 9/1/23 (b)		105,000	99,225
7.75% 9/1/24 (b)		105,000	98,175
7.75% 9/1/25 (b)		105,000	97,123
United Kingdom, Great Britain and Northern Ireland:
1.5% 7/22/26(Reg. S)	GBP	4,800,000	6,247,922
1.75% 7/22/19 (Reg.S)	GBP	3,000,000	3,900,053
4% 3/7/22	GBP	3,900,000	5,746,349
United Kingdom, Great Britain and Northern Ireland Treasury Indexed-Linked GILT 2.5% 7/22/65 (Reg. S)	GBP	2,200,000	3,622,583
United Mexican States 6.5% 6/10/21	MXN	24,715,000	1,303,520
Uruguay Republic 7.875% 1/15/33 pay-in-kind		355,000	464,872
Venezuelan Republic:
oil recovery rights 4/15/20 (n)		10,236	53,739
9.25% 9/15/27		1,550,000	718,425
11.95% 8/5/31 (Reg. S)		735,000	396,900
12.75% 8/23/22		415,000	239,663
Vietnamese Socialist Republic:
2.25% 3/13/28 (c)		75,000	65,523
4% 3/12/28 (e)		2,108,000	2,095,584
4.8% 11/19/24 (b)		200,000	203,839
6.75% 1/29/20 (b)		300,000	328,031
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $249,504,449)			251,092,368
		Shares	Value

Common Stocks - 4.2%
CONSUMER DISCRETIONARY - 1.2%
Auto Components - 0.4%
Adient PLC		11,300	821,171
Chassix Holdings, Inc. (m)		33,750	1,064,475
Chassix Holdings, Inc. warrants 7/29/20 (m)		1,921	14,100
Delphi Automotive PLC		9,500	764,655
Exide Technologies (m)		2,115	0
Exide Technologies (m)		7,052	0
Lear Corp.		9,700	1,373,326
Tenneco, Inc.		14,900	930,058
			4,967,785
Automobiles - 0.0%
General Motors Co.		328	11,598
Diversified Consumer Services - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (m)(o)		2,218	2,318
Hotels, Restaurants & Leisure - 0.2%
Extended Stay America, Inc. unit		86,800	1,383,592
International Game Technology PLC		26,500	628,050
Melco Crown Entertainment Ltd. sponsored ADR		31,900	591,426
			2,603,068
Household Durables - 0.2%
CalAtlantic Group, Inc.		19,740	739,263
Newell Brands, Inc.		10,516	496,040
Taylor Morrison Home Corp. (m)		37,600	801,632
			2,036,935
Internet & Direct Marketing Retail - 0.0%
Expedia, Inc.		5,000	630,850
Media - 0.4%
Cinemark Holdings, Inc.		24,900	1,104,066
DISH Network Corp. Class A (m)		18,600	1,180,914
Naspers Ltd. Class N		9,500	1,636,967
Sinclair Broadcast Group, Inc. Class A		40,300	1,632,150
			5,554,097

TOTAL CONSUMER DISCRETIONARY			15,806,651

CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Ovation Acquisition I LLC (m)(o)		158,313	2
Food Products - 0.0%
Reddy Ice Holdings, Inc. (m)		5,683	511

TOTAL CONSUMER STAPLES			513

ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Forbes Energy Services Ltd. (Escrow)		58,750	58,750
Hornbeck Offshore Services, Inc. (m)(p)		14,400	63,792
			122,542
Oil, Gas & Consumable Fuels - 0.1%
Chaparral Energy, Inc.:
Class A (m)		4,142	49,373
Class B (m)		887	10,573
Crestwood Equity Partners LP		7,975	209,344
Goodrich Petroleum Corp.		4,211	57,522
Pacific Exploration and Production Corp.		24,876	794,999
			1,121,811

TOTAL ENERGY			1,244,353

FINANCIALS - 0.0%
Capital Markets - 0.0%
Penson Worldwide, Inc. Class A (m)		314,563	3
Consumer Finance - 0.0%
OneMain Holdings, Inc. (m)		27,700	688,345

TOTAL FINANCIALS			688,348

HEALTH CARE - 0.3%
Health Care Providers & Services - 0.2%
Envision Healthcare Corp. (m)		16,000	981,120
HCA Holdings, Inc. (m)		19,700	1,753,103
Rotech Healthcare, Inc. (m)		6,069	68,458
			2,802,681
Pharmaceuticals - 0.1%
Allergan PLC		7,600	1,815,792

TOTAL HEALTH CARE			4,618,473

INDUSTRIALS - 0.5%
Airlines - 0.1%
Air Canada (m)		106,500	1,105,162
Delta Air Lines, Inc.		10,800	496,368
			1,601,530
Commercial Services & Supplies - 0.0%
WP Rocket Holdings, Inc. (m)(o)		894,972	53,698
Construction & Engineering - 0.1%
AECOM (m)		20,000	711,800
Marine - 0.0%
U.S. Shipping Partners Corp. (m)		644	0
U.S. Shipping Partners Corp. warrants 12/31/29 (m)		6,028	0
			0
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A		15,600	604,500
HD Supply Holdings, Inc. (m)		37,300	1,533,963
Penhall Acquisition Co.:
Class A (m)		321	26,104
Class B (m)		107	8,701
United Rentals, Inc. (m)		18,138	2,268,157
			4,441,425
Transportation Infrastructure - 0.0%
Tricer Holdco SCA (o)		16,755	115,274

TOTAL INDUSTRIALS			6,923,727

INFORMATION TECHNOLOGY - 1.8%
Communications Equipment - 0.1%
CommScope Holding Co., Inc. (m)		17,800	742,438
Electronic Equipment & Components - 0.1%
CDW Corp.		19,783	1,141,677
Internet Software & Services - 0.5%
Alibaba Group Holding Ltd. sponsored ADR (m)		22,300	2,404,609
Alphabet, Inc. Class A (m)		2,600	2,204,280
Facebook, Inc. Class A (m)		17,300	2,457,465
			7,066,354
IT Services - 0.3%
First Data Corp. Class A (m)		56,300	872,650
Global Payments, Inc.		9,100	734,188
MasterCard, Inc. Class A		8,900	1,000,983
PayPal Holdings, Inc. (m)		19,200	825,984
			3,433,805
Semiconductors & Semiconductor Equipment - 0.7%
Broadcom Ltd.		8,500	1,861,160
Cypress Semiconductor Corp.		309	4,252
MagnaChip Semiconductor Corp. (m)		2,669	25,489
Microsemi Corp. (m)		24,400	1,257,332
NXP Semiconductors NV (m)		16,117	1,668,110
ON Semiconductor Corp. (m)		45,800	709,442
Qorvo, Inc. (m)		32,495	2,227,857
Skyworks Solutions, Inc.		23,700	2,322,126
			10,075,768
Software - 0.1%
Adobe Systems, Inc. (m)		7,700	1,002,001
Electronic Arts, Inc. (m)		10,000	895,200
			1,897,201

TOTAL INFORMATION TECHNOLOGY			24,357,243

MATERIALS - 0.1%
Chemicals - 0.0%
LyondellBasell Industries NV Class A		5,700	519,783
Metals & Mining - 0.1%
Aleris Corp. (m)(o)		2,037	13,831
Freeport-McMoRan, Inc. (m)		50,800	678,688
Mirabela Nickel Ltd. (m)		217,900	2
			692,521

TOTAL MATERIALS			1,212,304

TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (m)		34,700	2,241,273
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.		140	6,219
TOTAL COMMON STOCKS
(Cost $51,347,939)			57,099,104

Preferred Stocks - 0.1%
Convertible Preferred Stocks - 0.1%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind (m)		2,286	18,347
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Allergan PLC 5.50%		1,500	1,270,313

TOTAL CONVERTIBLE PREFERRED STOCKS			1,288,660

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Transportation Infrastructure - 0.0%
Tricer Holdco SCA (o)		7,446,900	74,469
TOTAL PREFERRED STOCKS
(Cost $1,781,847)			1,363,129
		Principal Amount(a)	Value

Bank Loan Obligations - 1.4%
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.0%
Chassix, Inc. term loan 12% 7/29/19		419,432	419,432
Diversified Consumer Services - 0.1%
Kuehg Corp. Tranche B 1LN, term loan 5.25% 8/13/22 (c)		650,133	653,384
Hotels, Restaurants & Leisure - 0.1%
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (c)		1,717,684	1,726,273

TOTAL CONSUMER DISCRETIONARY			2,799,089

ENERGY - 0.4%
Energy Equipment & Services - 0.0%
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (c)		1,227,315	829,456
Oil, Gas & Consumable Fuels - 0.4%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (c)		321,827	321,827
California Resources Corp. Tranche 1LN, term loan 11.375% 12/31/21 (c)		2,060,000	2,272,860
Chesapeake Energy Corp. Tranche 1LN, term loan 8.5534% 8/23/21 (c)		785,000	835,044
Peabody Energy Corp. Tranche B, term loan 0% 9/24/20 (f)		1,600,000	1,626,800
			5,056,531

TOTAL ENERGY			5,885,987

FINANCIALS - 0.1%
Capital Markets - 0.0%
Cypress Intermediate Holdings, Inc. Tranche 2LN, term loan 3/30/25 (q)		195,000	196,950
Consumer Finance - 0.1%
Sears Roebuck Acceptance Corp. Tranche B, term loan 8.5% 7/20/20 (c)		464,231	468,293

TOTAL FINANCIALS			665,243

HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
InVentiv Health, Inc. Tranche B, term loan 4.804% 11/9/23 (c)		1,271,813	1,274,458
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Optiv Security, Inc. Tranche 2LN, term loan 8.25% 2/1/25 (c)		20,000	20,300
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Kronos, Inc. term loan 9.284% 11/1/24 (c)		1,090,000	1,123,387
Landesk Group, Inc. term loan:
5.25% 1/20/24 (c)		170,000	170,745
10% 1/20/25 (c)		385,000	380,958
			1,675,090
MATERIALS - 0.1%
Metals & Mining - 0.1%
Essar Steel Algoma, Inc. Tranche B, term loan 0% 8/16/19 (f)		267,300	106,030
Murray Energy Corp. Tranche B 2LN, term loan 8.25% 4/16/20 (c)		1,253,379	1,214,599
			1,320,629
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Digicel International Finance Ltd. Tranche D 2LN, term loan 4.4982% 3/31/19 (c)		345,000	340,256
UTILITIES - 0.4%
Electric Utilities - 0.0%
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (c)		277,700	278,880
Independent Power and Renewable Electricity Producers - 0.4%
Energy Future Holdings Corp. term loan 4.304% 6/30/17 (c)		4,797,004	4,788,993

TOTAL UTILITIES			5,067,873

TOTAL BANK LOAN OBLIGATIONS
(Cost $18,418,977)			19,048,925

Sovereign Loan Participations - 0.1%
Indonesian Republic loan participation:
Citibank 2.125% 12/14/19 (c)		157,188	154,044
Goldman Sachs 2.125% 12/14/19 (c)		282,917	277,258
Mizuho 2.125% 12/14/19 (c)		211,552	207,321
TOTAL SOVEREIGN LOAN PARTICIPATIONS
(Cost $625,597)			638,623
		Shares	Value

Fixed-Income Funds - 6.9%
Fidelity Floating Rate Central Fund (r)
(Cost $93,399,006)		902,962	93,528,742
		Principal Amount(a)	Value

Preferred Securities - 2.8%
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Cosan Overseas Ltd. 8.25% (g)		1,285,000	1,304,591
FINANCIALS - 2.6%
Banks - 2.3%
Alfa Bond Issuance PLC 8% (Reg. S) (c)(g)		675,000	726,320
Banco Do Brasil SA 9% (b)(c)(g)		400,000	424,286
Bank of America Corp.:
5.125% (c)(g)		1,345,000	1,369,928
5.2% (c)(g)		2,762,000	2,802,838
6.25% (c)(g)		910,000	961,948
Barclays Bank PLC 7.625% 11/21/22		895,000	1,003,557
BBVA Bancomer SA (Cayman Islands) 6.008% 5/17/22 (b)(c)		200,000	203,981
Citigroup, Inc.:
5.8% (c)(g)		1,130,000	1,188,704
5.9% (c)(g)		1,455,000	1,529,328
5.95% (c)(g)		2,675,000	2,818,851
6.25% (c)(g)		920,000	999,598
6.3% (c)(g)		270,000	287,912
JPMorgan Chase & Co.:
5% (c)(g)		1,615,000	1,653,245
5.3% (c)(g)		865,000	915,479
6% (c)(g)		5,580,000	5,873,391
6.125% (c)(g)		725,000	787,165
6.75% (c)(g)		400,000	445,401
Royal Bank of Scotland Group PLC 8.625% (c)(g)		740,000	771,797
Wells Fargo & Co.:
5.875% (c)(g)		2,600,000	2,847,551
5.9% (c)(g)		3,065,000	3,253,324
			30,864,604
Capital Markets - 0.3%
Goldman Sachs Group, Inc.:
5.375% (c)(g)		1,665,000	1,737,568
5.7% (c)(g)		1,701,000	1,796,697
			3,534,265
Diversified Financial Services - 0.0%
Magnesita Finance Ltd. 8.625% (b)(g)		430,000	435,420
Insurance - 0.0%
Society of Lloyd's 7.421% (c)(g)	GBP	400,000	534,404

TOTAL FINANCIALS			35,368,693

INDUSTRIALS - 0.1%
Construction & Engineering - 0.1%
Odebrecht Finance Ltd.:
7.5% (b)(g)		2,860,000	1,065,117
7.5% (Reg. S) (g)		100,000	37,242
			1,102,359
MATERIALS - 0.0%
Metals & Mining - 0.0%
CSN Islands XII Corp. 7% (Reg. S) (g)		920,000	631,775
TOTAL PREFERRED SECURITIES
(Cost $38,318,543)			38,407,418
		Shares	Value

Money Market Funds - 3.5%
Fidelity Cash Central Fund, 0.84% (s)		47,366,663	47,376,137
Fidelity Securities Lending Cash Central Fund 0.84% (s)(t)		64,348	64,354
TOTAL MONEY MARKET FUNDS
(Cost $47,433,461)			47,440,491
TOTAL INVESTMENT PORTFOLIO - 99.3%
(Cost $1,321,882,232)			1,345,157,017
NET OTHER ASSETS (LIABILITIES) - 0.7%			8,968,409
NET ASSETS - 100%			$1,354,125,426

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
8 CBOT 10-Year U.S. Treasury Note Contracts (United States)	June 2017	996,500	$233
44 CBOT 2-Year U.S. Treasury Note Contracts (United States)	June 2017	9,523,938	14,352
18 CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	June 2017	2,891,250	27,234
TOTAL FUTURES CONTRACTS			$41,819

The face value of futures purchased as a percentage of Net Assets is 1%

Swaps

Clearinghouse/Counterparty(1)	Expiration Date	Notional Amount	Payment Received	Payment Paid	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
CME	Jun. 2027	USD 200,000	1.5%	3-month LIBOR	$1,021	$0	$1,021

 (1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Currency Abbreviations

AUD – Australian dollar

BRL – Brazilian real

CAD – Canadian dollar

CHF – Swiss franc

COP – Colombian peso

DKK – Danish krone

EUR – European Monetary Unit

GBP – British pound

HKD – Hong Kong dollar

IDR – Indonesian rupiah

INR – Indian rupee

JPY – Japanese yen

MXN – Mexican peso

NOK – Norwegian krone

NZD – New Zealand dollar

PEN – Peruvian new sol

RUB – Russian ruble

SEK – Swedish krona

SGD – Singapore dollar

TRY – Turkish Lira

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $317,067,790 or 23.4% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (f) Non-income producing - Security is in default.

 (g) Security is perpetual in nature with no stated maturity date.

 (h) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $10,255.

 (i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $176,912.

 (j) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (l) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (m) Non-income producing

 (n) Quantity represents share amount.

 (o) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $259,592 or 0.0% of net assets.

 (p) Security or a portion of the security is on loan at period end.

 (q) The coupon rate will be determined upon settlement of the loan after period end.

 (r) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (s) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (t) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Aleris Corp.	6/1/10	$71,295
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$4,281
Ovation Acquisition I LLC	12/23/15	$1,583
Tricer Holdco SCA	12/19/16	$411,036
Tricer Holdco SCA	12/19/16	$265,530
WP Rocket Holdings, Inc.	6/24/11 - 2/2/15	$466,147

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$79,263
Fidelity Floating Rate Central Fund	1,138,893
Fidelity Securities Lending Cash Central Fund	78
Total	$1,218,234

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$92,457,585	$1,000,430	$--	$93,528,742	5.5%
Total	$92,457,585	$1,000,430	$--	$93,528,742

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$15,806,651	$13,088,791	$1,639,285	$1,078,575
Consumer Staples	18,860	--	--	18,860
Energy	1,244,353	1,125,657	--	118,696
Financials	688,348	688,345	--	3
Health Care	5,888,786	4,550,015	1,270,313	68,458
Industrials	6,998,196	6,719,950	--	278,246
Information Technology	24,357,243	24,357,243	--	--
Materials	1,212,304	1,198,471	--	13,833
Telecommunication Services	2,241,273	2,241,273	--	--
Utilities	6,219	6,219	--	--
Corporate Bonds	550,281,668	--	549,693,577	588,091
U.S. Government and Government Agency Obligations	214,826,813	--	214,826,813	--
U.S. Government Agency - Mortgage Securities	11,749,679	--	11,749,679	--
Asset-Backed Securities	2,280,170	--	2,280,170	--
Collateralized Mortgage Obligations	43,371,175	--	43,371,175	--
Commercial Mortgage Securities	14,028,712	--	14,028,712	--
Foreign Government and Government Agency Obligations	251,092,368	--	248,307,522	2,784,846
Bank Loan Obligations	19,048,925	--	18,289,237	759,688
Sovereign Loan Participations	638,623	--	--	638,623
Fixed-Income Funds	93,528,742	93,528,742	--	--
Preferred Securities	38,407,418	--	38,407,418	--
Money Market Funds	47,440,491	47,440,491	--	--
Total Investments in Securities:	$1,345,157,017	$194,945,197	$1,143,863,901	$6,347,919
Derivative Instruments:
Assets
Futures Contracts	$41,819	$41,819	$--	$--
Swaps	1,021	--	1,021	--
Total Assets	$42,840	$41,819	$1,021	$--
Total Derivative Instruments:	$42,840	$41,819	$1,021	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities, U.S. government and government agency obligations and sovereign loan participations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2017, the cost of investment securities for income tax purposes was $1,318,469,488. Net unrealized appreciation aggregated $26,687,529, of which $57,079,473 related to appreciated investment securities and $30,391,944 related to depreciated investment securities.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Investor Freedom® 2025 Portfolio

March 31, 2017

VIPIFF2025-QTLY-0517
1.830297.111

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 44.4%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	404,178	$13,798,630
VIP Equity-Income Portfolio Investor Class (a)	655,208	14,512,851
VIP Growth & Income Portfolio Investor Class (a)	810,484	16,541,982
VIP Growth Portfolio Investor Class (a)	227,722	14,118,792
VIP Mid Cap Portfolio Investor Class (a)	117,924	4,032,996
VIP Value Portfolio Investor Class (a)	698,339	10,656,655
VIP Value Strategies Portfolio Investor Class (a)	390,406	5,219,722
TOTAL DOMESTIC EQUITY FUNDS
(Cost $63,703,674)		78,881,628

International Equity Funds - 23.3%
VIP Emerging Markets Portfolio Investor Class (a)	1,517,517	14,310,188
VIP Overseas Portfolio Investor Class (a)	1,408,004	27,118,166
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $37,819,456)		41,428,354

Bond Funds - 24.3%
VIP High Income Portfolio Investor Class (a)	653,756	3,569,510
VIP Investment Grade Bond Portfolio Investor Class (a)	3,134,454	39,619,496
TOTAL BOND FUNDS
(Cost $43,499,681)		43,189,006

Short-Term Funds - 8.0%
VIP Government Money Market Portfolio Investor Class 0.47% (a)(b)
(Cost $14,247,108)	14,247,108	14,247,108
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $159,269,919)		177,746,096
NET OTHER ASSETS (LIABILITIES) - 0.0%		1
NET ASSETS - 100%		$177,746,097

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$12,929,469	$1,055,670	$642,082	$26,890	$13,798,630
VIP Emerging Markets Portfolio Investor Class	12,961,110	558,092	938,398	22,019	14,310,188
VIP Equity-Income Portfolio Investor Class	13,708,545	883,267	263,940	17,096	14,512,851
VIP Government Money Market Portfolio Investor Class 0.47%	9,708,503	4,655,356	116,751	10,521	14,247,108
VIP Growth & Income Portfolio Investor Class	15,641,170	1,001,216	369,733	14,163	16,541,982
VIP Growth Portfolio Investor Class	12,982,448	1,427,365	960,108	15,974	14,118,792
VIP High Income Portfolio Investor Class	6,302,436	232,202	3,089,291	35,616	3,569,510
VIP Investment Grade Bond Portfolio Investor Class	36,081,507	3,784,581	401,184	138,928	39,619,496
VIP Mid Cap Portfolio Investor Class	3,731,607	321,781	65,424	5,351	4,032,996
VIP Overseas Portfolio Investor Class	24,888,496	996,831	884,933	--	27,118,166
VIP Value Portfolio Investor Class	10,104,199	508,310	338,971	20,111	10,656,655
VIP Value Strategies Portfolio Investor Class	4,893,045	1,244,303	198,684	12,594	5,219,722
Total	$163,932,535	$16,668,974	$8,269,499	$319,263	$177,746,096

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2017, the cost of investment securities for income tax purposes was $160,115,497. Net unrealized appreciation aggregated $17,630,599, of which $19,092,009 related to appreciated investment securities and $1,461,410 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Asset Manager Portfolio

March 31, 2017

VIPAM-QTLY-0517
1.799882.113

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Fixed-Income Funds - 41.3%
	Shares	Value
Fidelity Emerging Markets Debt Central Fund (a)	617,096	$6,220,325
Fidelity Floating Rate Central Fund (a)	116,864	12,104,741
Fidelity High Income Central Fund 1 (a)	288,133	28,643,335
Fidelity Inflation-Protected Bond Index Central Fund (a)	453,859	46,293,601
Fidelity VIP Investment Grade Central Fund (a)	3,620,818	377,615,109
iShares 20+ Year Treasury Bond ETF	67,488	8,146,476
TOTAL FIXED-INCOME FUNDS
(Cost $466,970,301)		479,023,587

Money Market Funds - 8.3%
Fidelity Cash Central Fund, 0.84% (b)	49,676,816	49,686,752
Fidelity Money Market Central Fund, 1.19% (b)	46,098,434	46,107,654
TOTAL MONEY MARKET FUNDS
(Cost $95,777,331)		95,794,406

Equity Funds - 50.7%
Domestic Equity Funds - 34.4%
Fidelity Commodity Strategy Central Fund (a)	3,744,701	24,153,321
Fidelity Consumer Discretionary Central Fund (a)	150,603	41,079,903
Fidelity Consumer Staples Central Fund (a)	120,670	28,745,912
Fidelity Energy Central Fund (a)	178,088	22,537,099
Fidelity Financials Central Fund (a)	721,044	70,864,209
Fidelity Health Care Central Fund (a)	132,112	47,354,188
Fidelity Industrials Central Fund (a)	133,613	35,806,944
Fidelity Information Technology Central Fund (a)	239,995	90,447,091
Fidelity Materials Central Fund (a)	46,616	11,151,476
Fidelity Real Estate Equity Central Fund (a)	50,919	5,642,806
Fidelity Telecom Services Central Fund (a)	47,526	9,482,819
Fidelity Utilities Central Fund (a)	63,385	10,978,918

TOTAL DOMESTIC EQUITY FUNDS		398,244,686

International Equity Funds - 16.3%
Fidelity Emerging Markets Equity Central Fund (a)	111,085	24,037,751
Fidelity International Equity Central Fund (a)	1,587,510	125,111,670
iShares Core MSCI Emerging Markets ETF	368,484	17,609,850
iShares MSCI EAFE Index ETF	163,456	10,181,674
iShares MSCI Japan ETF	226,315	11,655,223

TOTAL INTERNATIONAL EQUITY FUNDS		188,596,168

TOTAL EQUITY FUNDS
(Cost $533,073,171)		586,840,854
TOTAL INVESTMENT PORTFOLIO - 100.3%
(Cost $1,095,820,803)		1,161,658,847
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(3,341,857)
NET ASSETS - 100%		$1,158,316,990

Security Type Abbreviations

ETF – Exchange-Traded Funds

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$85,164
Fidelity Consumer Discretionary Central Fund	42,295
Fidelity Consumer Staples Central Fund	70,260
Fidelity Emerging Markets Debt Central Fund	97,892
Fidelity Emerging Markets Equity Central Fund	4,615
Fidelity Energy Central Fund	55,228
Fidelity Financials Central Fund	122,490
Fidelity Floating Rate Central Fund	149,149
Fidelity Health Care Central Fund	32,468
Fidelity High Income Central Fund 1	457,513
Fidelity Industrials Central Fund	47,116
Fidelity Inflation-Protected Bond Index Central Fund	16,388
Fidelity Information Technology Central Fund	68,092
Fidelity International Equity Central Fund	256,390
Fidelity Materials Central Fund	23,260
Fidelity Money Market Central Fund	129,300
Fidelity Real Estate Equity Central Fund	14,041
Fidelity Telecom Services Central Fund	42,871
Fidelity Utilities Central Fund	18,706
Fidelity VIP Investment Grade Central Fund	2,643,265
Total	$4,376,503

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$14,301,637	$10,889,255	$508,049	$24,153,321	3.4%
Fidelity Consumer Discretionary Central Fund	45,453,380	137,947	7,750,743	41,079,903	2.6%
Fidelity Consumer Staples Central Fund	32,043,736	137,112	6,104,886	28,745,912	2.2%
Fidelity Emerging Markets Debt Central Fund	6,124,996	111,487	183,551	6,220,325	5.1%
Fidelity Emerging Markets Equity Central Fund	19,284,313	2,959,391	982,476	24,037,751	4.5%
Fidelity Energy Central Fund	28,888,419	111,510	4,847,412	22,537,099	2.3%
Fidelity Financials Central Fund	82,546,583	289,056	14,098,551	70,864,209	2.5%
Fidelity Floating Rate Central Fund	12,285,711	176,322	367,100	12,104,741	0.7%
Fidelity Health Care Central Fund	50,831,429	146,341	9,200,879	47,354,188	2.3%
Fidelity High Income Central Fund 1	32,013,869	531,347	4,340,383	28,643,335	4.8%
Fidelity Industrials Central Fund	41,070,736	132,788	6,662,477	35,806,944	2.5%
Fidelity Inflation-Protected Bond Index Central Fund	44,744,350	2,558,630	1,463,950	46,293,601	4.5%
Fidelity Information Technology Central Fund	86,390,878	251,859	10,715,556	90,447,091	2.4%
Fidelity International Equity Central Fund	101,150,360	19,764,111	3,664,675	125,111,670	4.7%
Fidelity Materials Central Fund	12,312,600	48,480	2,153,052	11,151,476	2.6%
Fidelity Real Estate Equity Central Fund	8,276,715	32,326	2,784,257	5,642,806	4.6%
Fidelity Telecom Services Central Fund	11,006,724	63,898	1,590,720	9,482,819	2.4%
Fidelity Utilities Central Fund	12,338,358	43,468	2,250,743	10,978,918	2.3%
Fidelity VIP Investment Grade Central Fund	370,197,532	19,356,172	12,378,681	377,615,109	7.4%
Total	$1,011,262,326	$57,741,500	$92,048,141	$1,018,271,218

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2017, the cost of investment securities for income tax purposes was $1,094,000,808. Net unrealized appreciation aggregated $67,658,039, of which $68,339,721 related to appreciated investment securities and $681,682 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

FundsManager 85% Portfolio

March 31, 2017

VF85-QTLY-0517
1.847121.110

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 88.4%
	Shares	Value
Domestic Equity Funds - 60.9%
Fidelity Air Transportation Portfolio (a)	23,555	$1,750,159
Fidelity Banking Portfolio (a)	408,313	13,168,097
Fidelity Biotechnology Portfolio (a)	55,057	11,095,702
Fidelity Blue Chip Growth Fund (a)	3,134	236,046
Fidelity Brokerage and Investment Management Portfolio (a)	32,472	2,282,167
Fidelity Chemicals Portfolio (a)	43,762	7,232,189
Fidelity Consumer Discretionary Portfolio (a)	604,982	22,819,904
Fidelity Consumer Staples Portfolio (a)	178,376	17,518,259
Fidelity Defense and Aerospace Portfolio (a)	41,057	5,567,310
Fidelity Dividend Growth Fund (a)	294	9,921
Fidelity Energy Portfolio (a)	270,617	11,842,216
Fidelity Energy Service Portfolio (a)	72,109	3,847,037
Fidelity Environmental and Alternative Energy Portfolio (a)	21,599	523,563
Fidelity Equity Dividend Income Fund (a)	90,732	2,496,947
Fidelity Financial Services Portfolio (a)	213,128	21,385,307
Fidelity Global Commodity Stock Fund (a)	122,712	1,429,589
Fidelity Gold Portfolio (a)	3,889	81,754
Fidelity Health Care Portfolio (a)	114,498	23,773,215
Fidelity Industrial Equipment Portfolio (a)	103,288	4,175,936
Fidelity Industrials Portfolio (a)	274,185	9,135,843
Fidelity Insurance Portfolio (a)	82,765	6,605,475
Fidelity Large Cap Stock Fund (a)	67,318	2,061,939
Fidelity Magellan Fund (a)	166	16,153
Fidelity Materials Portfolio (a)	490	40,162
Fidelity Medical Equipment and Systems Portfolio (a)	159,718	6,744,907
Fidelity Multimedia Portfolio (a)	45,962	3,793,237
Fidelity OTC Portfolio (a)	1,372	129,144
Fidelity Real Estate Investment Portfolio (a)	9,868	409,012
Fidelity Retailing Portfolio (a)	8,961	1,054,118
Fidelity Semiconductors Portfolio (a)	60,643	6,344,493
Fidelity Series Commodity Strategy Fund (a)(b)	384,713	2,031,284
Fidelity Small Cap Value Fund (a)	27,612	519,930
Fidelity Software and IT Services Portfolio (a)	11,254	1,612,528
Fidelity Stock Selector Large Cap Value Fund (a)	239,856	4,610,038
Fidelity Technology Portfolio (a)	420,787	64,292,109
Fidelity Telecommunications Portfolio (a)	91,129	6,369,886
Fidelity Transportation Portfolio (a)	29,998	2,694,389
Fidelity Utilities Portfolio (a)	33,372	2,572,651
Fidelity Value Discovery Fund (a)	27,317	737,286

TOTAL DOMESTIC EQUITY FUNDS		273,009,902

International Equity Funds - 27.5%
Fidelity Canada Fund (a)	19,324	963,509
Fidelity Diversified International Fund (a)	297,267	10,686,741
Fidelity Emerging Asia Fund (a)	29,463	1,041,207
Fidelity Emerging Markets Fund (a)	91,917	2,329,180
Fidelity Europe Fund (a)	210,235	7,488,586
Fidelity International Capital Appreciation Fund (a)	66,886	1,181,873
Fidelity International Discovery Fund (a)	73,026	2,891,832
Fidelity International Enhanced Index Fund (a)	275,067	2,412,337
Fidelity International Index Fund Premium Class (a)	217,607	8,275,580
Fidelity International Real Estate Fund (a)	1,557	15,541
Fidelity International Small Cap Fund (a)	398,660	10,102,054
Fidelity International Small Cap Opportunities Fund (a)	257,404	4,056,693
Fidelity Japan Fund (a)	235,420	3,027,507
Fidelity Japan Smaller Companies Fund (a)	411,690	6,471,763
Fidelity Nordic Fund (a)	21,242	984,795
Fidelity Overseas Fund (a)	1,400,703	60,174,212
Fidelity Pacific Basin Fund (a)	30,405	883,279

TOTAL INTERNATIONAL EQUITY FUNDS		122,986,689

TOTAL EQUITY FUNDS
(Cost $329,305,522)		395,996,591

Fixed-Income Funds - 11.6%
Fixed-Income Funds - 11.6%
Fidelity Floating Rate High Income Fund (a)	1,006,011	9,708,006
Fidelity Focused High Income Fund (a)	422	3,626
Fidelity Inflation-Protected Bond Index Fund Institutional Class (a)	947,764	9,288,089
Fidelity Long-Term Treasury Bond Index Fund Premium Class (a)	424,816	5,390,917
Fidelity New Markets Income Fund (a)	140,152	2,255,053
Fidelity U.S. Bond Index Fund Institutional Class (a)	2,219,330	25,566,683
TOTAL FIXED-INCOME FUNDS
(Cost $51,009,535)		52,212,374

Money Market Funds - 0.0%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.60% (a)(c)
(Cost $54,697)	54,697	54,697
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $380,369,754)		448,263,662
NET OTHER ASSETS (LIABILITIES) - 0.0%		(78,833)
NET ASSETS - 100%		$448,184,829

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Air Transportation Portfolio	$460,037	$1,305,878	$--	$--	$1,750,159
Fidelity Banking Portfolio	13,235,974	--	88,156	--	13,168,097
Fidelity Biotechnology Portfolio	5,497,775	4,543,520	--	--	11,095,702
Fidelity Blue Chip Growth Fund	108,338	334,144	219,946	--	236,046
Fidelity Brokerage and Investment Management Portfolio	--	2,239,516	--	--	2,282,167
Fidelity Canada Fund	907,621	38,537	--	--	963,509
Fidelity Chemicals Portfolio	10,745,171	2,455	4,573,557	--	7,232,189
Fidelity Consumer Discretionary Portfolio	23,341,950	821,166	2,905,383	--	22,819,904
Fidelity Consumer Staples Portfolio	16,678,988	279,937	960,927	--	17,518,259
Fidelity Defense and Aerospace Portfolio	5,713,175	501,633	898,637	--	5,567,310
Fidelity Diversified International Fund	8,578,612	3,095,833	1,658,769	--	10,686,741
Fidelity Dividend Growth Fund	9,460	--	--	--	9,921
Fidelity Emerging Asia Fund	1,146,771	--	242,110	--	1,041,207
Fidelity Emerging Markets Fund	1,885,882	180,005	--	--	2,329,180
Fidelity Energy Portfolio	15,683,998	604,587	3,557,485	--	11,842,216
Fidelity Energy Service Portfolio	2,456,429	1,977,565	329,700	--	3,847,037
Fidelity Environmental and Alternative Energy Portfolio	393,391	98,115	--	--	523,563
Fidelity Equity Dividend Income Fund	2,100,264	689,927	359,667	--	2,496,947
Fidelity Europe Fund	5,507,776	1,601,522	--	--	7,488,586
Fidelity Financial Services Portfolio	18,717,851	3,016,640	609,296	--	21,385,307
Fidelity Floating Rate High Income Fund	10,099,539	304,314	706,155	91,814	9,708,006
Fidelity Focused High Income Fund	3,541	39	--	39	3,626
Fidelity Global Commodity Stock Fund	1,227,293	236,147	65,940	--	1,429,589
Fidelity Gold Portfolio	74,520	--	--	--	81,754
Fidelity Health Care Portfolio	19,940,678	2,301,076	906,201	--	23,773,215
Fidelity Industrial Equipment Portfolio	5,687,964	--	1,690,606	--	4,175,936
Fidelity Industrials Portfolio	11,220,515	400,000	2,799,693	--	9,135,843
Fidelity Inflation-Protected Bond Index Fund Institutional Class	8,599,466	569,442	--	1,905	9,288,089
Fidelity Insurance Portfolio	12,308,185	--	5,972,428	--	6,605,475
Fidelity International Capital Appreciation Fund	1,689,180	--	658,316	--	1,181,873
Fidelity International Discovery Fund	3,712,847	858,372	1,980,739	--	2,891,832
Fidelity International Enhanced Index Fund	--	2,308,225	--	--	2,412,337
Fidelity International Index Fund Premium Class	6,891,320	820,557	--	--	8,275,580
Fidelity International Real Estate Fund	14,778	--	--	--	15,541
Fidelity International Small Cap Fund	9,323,267	243,728	286,065	--	10,102,054
Fidelity International Small Cap Opportunities Fund	3,745,234	--	--	--	4,056,693
Fidelity Investments Money Market Government Portfolio Institutional Class 0.60%	--	191,852	137,155	23	54,697
Fidelity IT Services Portfolio	33,943	--	35,134	--	--
Fidelity Japan Fund	2,627,502	203,961	--	--	3,027,507
Fidelity Japan Smaller Companies Fund	6,031,255	--	--	--	6,471,763
Fidelity Large Cap Stock Fund	1,438,333	556,080	--	--	2,061,939
Fidelity Long-Term Treasury Bond Index Fund Premium Class	5,734,763	124,658	515,186	39,911	5,390,917
Fidelity Magellan Fund	15,180	--	--	--	16,153
Fidelity Materials Portfolio	352,614	--	336,190	--	40,162
Fidelity Medical Equipment and Systems Portfolio	10,500,171	13,613	5,059,765	--	6,744,907
Fidelity Multimedia Portfolio	1,552,313	1,992,762	--	--	3,793,237
Fidelity New Markets Income Fund	2,556,813	32,617	409,186	32,610	2,255,053
Fidelity Nordic Fund	1,510,616	--	566,409	--	984,795
Fidelity OTC Portfolio	$31,551	$176,898	$89,348	$--	$129,144
Fidelity Overseas Fund	51,665,121	3,929,737	--	--	60,174,212
Fidelity Pacific Basin Fund	804,529	--	--	--	883,279
Fidelity Real Estate Investment Portfolio	1,669,356	1,256	1,248,911	1,256	409,012
Fidelity Retailing Portfolio	4,065,489	2,797	3,184,316	--	1,054,118
Fidelity Semiconductors Portfolio	6,962,563	--	1,211,842	--	6,344,493
Fidelity Series Commodity Strategy Fund	1,953,333	201,013	65,940	--	2,031,284
Fidelity Small Cap Value Fund	282,330	238,243	--	--	519,930
Fidelity Software and IT Services Portfolio	15,679,364	--	15,470,881	--	1,612,528
Fidelity Stock Selector Large Cap Value Fund	7,063,435	14,869	2,629,607	1,820	4,610,038
Fidelity Technology Portfolio	41,395,413	15,946,503	924,741	--	64,292,109
Fidelity Telecommunications Portfolio	8,438,482	805,775	2,872,320	--	6,369,886
Fidelity Transportation Portfolio	2,257,088	463,614	--	--	2,694,389
Fidelity U.S. Bond Index Fund Institutional Class	26,257,271	747,236	1,504,817	164,431	25,566,683
Fidelity Utilities Portfolio	3,453,671	--	1,107,153	--	2,572,651
Fidelity Value Discovery Fund	76,940	647,225	--	--	737,286
Total	$432,117,229	$55,663,589	$68,838,677	$333,809	$448,263,662

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2017, the cost of investment securities for income tax purposes was $380,766,827. Net unrealized appreciation aggregated $67,496,835, of which $68,414,486 related to appreciated investment securities and $917,651 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2045 Portfolio

March 31, 2017

VF-2045-QTLY-0517
1.903286.107

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.4%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	63,658	$2,185,376
VIP Equity-Income Portfolio Initial Class (a)	103,226	2,297,819
VIP Growth & Income Portfolio Initial Class (a)	127,825	2,619,130
VIP Growth Portfolio Initial Class (a)	35,905	2,235,425
VIP Mid Cap Portfolio Initial Class (a)	18,567	638,527
VIP Value Portfolio Initial Class (a)	110,351	1,687,266
VIP Value Strategies Portfolio Initial Class (a)	61,443	826,408
TOTAL DOMESTIC EQUITY FUNDS
(Cost $11,830,479)		12,489,951

International Equity Funds - 31.0%
VIP Emerging Markets Portfolio Initial Class (a)	209,905	1,987,798
VIP Overseas Portfolio Initial Class (a)	218,476	4,220,951
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $5,888,609)		6,208,749

Bond Funds - 4.0%
VIP High Income Portfolio Initial Class (a)	73,239	402,085
VIP Investment Grade Bond Portfolio Initial Class (a)	31,859	404,287
TOTAL BOND FUNDS
(Cost $793,396)		806,372

Short-Term Funds - 2.6%
VIP Government Money Market Portfolio Initial Class 0.49% (a)(b)
(Cost $520,945)	520,945	520,945
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $19,033,429)		20,026,017
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3,892)
NET ASSETS - 100%		$20,022,125

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$1,956,413	$292,130	$133,695	$4,416	$2,185,376
VIP Emerging Markets Portfolio Initial Class	1,728,645	191,388	167,800	3,226	1,987,798
VIP Equity-Income Portfolio Initial Class	2,074,263	315,408	119,447	2,849	2,297,819
VIP Government Money Market Portfolio Initial Class 0.49%	141,204	396,075	16,333	278	520,945
VIP Growth & Income Portfolio Initial Class	2,366,521	348,527	136,422	2,444	2,619,130
VIP Growth Portfolio Initial Class	1,965,381	352,977	186,397	2,759	2,235,425
VIP High Income Portfolio Initial Class	683,745	69,558	366,128	3,966	402,085
VIP Investment Grade Bond Portfolio Initial Class	358,109	65,723	20,908	1,445	404,287
VIP Mid Cap Portfolio Initial Class	564,733	100,261	33,124	865	638,527
VIP Overseas Portfolio Initial Class	3,750,979	397,359	254,586	876	4,220,951
VIP Value Portfolio Initial Class	1,528,805	188,700	88,680	3,344	1,687,266
VIP Value Strategies Portfolio Initial Class	740,112	247,043	48,566	2,051	826,408
Total	$17,858,910	$2,965,149	$1,572,086	$28,519	$20,026,017

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2017, the cost of investment securities for income tax purposes was $19,163,304. Net unrealized appreciation aggregated $862,713, of which $1,166,023 related to appreciated investment securities and $303,310 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2035 Portfolio

March 31, 2017

VF-2035-QTLY-0517
1.903282.107

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.8%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	127,287	$4,369,779
VIP Equity-Income Portfolio Initial Class (a)	206,406	4,594,600
VIP Growth & Income Portfolio Initial Class (a)	255,591	5,237,062
VIP Growth Portfolio Initial Class (a)	71,794	4,469,876
VIP Mid Cap Portfolio Initial Class (a)	37,126	1,276,761
VIP Value Portfolio Initial Class (a)	220,652	3,373,767
VIP Value Strategies Portfolio Initial Class (a)	122,858	1,652,446
TOTAL DOMESTIC EQUITY FUNDS
(Cost $23,671,949)		24,974,291

International Equity Funds - 30.8%
VIP Emerging Markets Portfolio Initial Class (a)	421,179	3,988,565
VIP Overseas Portfolio Initial Class (a)	436,817	8,439,309
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $11,777,945)		12,427,874

Bond Funds - 4.8%
VIP High Income Portfolio Initial Class (a)	147,706	810,905
VIP Investment Grade Bond Portfolio Initial Class (a)	88,425	1,122,117
TOTAL BOND FUNDS
(Cost $1,905,231)		1,933,022

Short-Term Funds - 2.6%
VIP Government Money Market Portfolio Initial Class 0.49% (a)(b)
(Cost $1,050,583)	1,050,583	1,050,583
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $38,405,708)		40,385,770
NET OTHER ASSETS (LIABILITIES) - 0.0%		(6,888)
NET ASSETS - 100%		$40,378,882

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$4,004,596	$568,117	$344,951	$8,797	$4,369,779
VIP Emerging Markets Portfolio Initial Class	3,541,873	374,858	398,925	6,428	3,988,565
VIP Equity-Income Portfolio Initial Class	4,245,376	624,620	331,631	5,674	4,594,600
VIP Government Money Market Portfolio Initial Class 0.49%	289,799	795,450	34,666	561	1,050,583
VIP Growth & Income Portfolio Initial Class	4,843,512	689,744	378,548	4,868	5,237,062
VIP Growth Portfolio Initial Class	4,023,678	689,043	450,956	5,493	4,469,876
VIP High Income Portfolio Initial Class	1,403,189	177,256	799,608	7,922	810,905
VIP Investment Grade Bond Portfolio Initial Class	826,788	363,227	72,004	3,253	1,122,117
VIP Mid Cap Portfolio Initial Class	1,156,101	198,775	91,985	1,723	1,276,761
VIP Overseas Portfolio Initial Class	7,677,049	789,601	682,295	1,745	8,439,309
VIP Value Portfolio Initial Class	3,129,086	370,431	243,300	6,663	3,373,767
VIP Value Strategies Portfolio Initial Class	1,515,148	484,672	124,528	4,085	1,652,446
Total	$36,656,195	$6,125,794	$3,953,397	$57,212	$40,385,770

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2017, the cost of investment securities for income tax purposes was $38,633,095. Net unrealized appreciation aggregated $1,752,675, of which $2,301,473 related to appreciated investment securities and $548,798 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2020 Portfolio

March 31, 2017

VIPF2020-QTLY-0517
1.830298.111

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 40.3%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	1,507,870	$51,765,172
VIP Equity-Income Portfolio Initial Class (a)	2,445,129	54,428,581
VIP Growth & Income Portfolio Initial Class (a)	3,027,757	62,038,741
VIP Growth Portfolio Initial Class (a)	850,477	52,950,674
VIP Mid Cap Portfolio Initial Class (a)	439,814	15,125,198
VIP Value Portfolio Initial Class (a)	2,613,914	39,966,740
VIP Value Strategies Portfolio Initial Class (a)	1,455,440	19,575,669
TOTAL DOMESTIC EQUITY FUNDS
(Cost $198,545,191)		295,850,775

International Equity Funds - 21.5%
VIP Emerging Markets Portfolio Initial Class (a)	5,904,124	55,912,053
VIP Overseas Portfolio Initial Class (a)	5,291,154	102,225,093
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $134,841,219)		158,137,146

Bond Funds - 27.7%
VIP High Income Portfolio Initial Class (a)	2,685,921	14,745,708
VIP Investment Grade Bond Portfolio Initial Class (a)	14,852,736	188,481,220
TOTAL BOND FUNDS
(Cost $203,806,614)		203,226,928

Short-Term Funds - 10.5%
VIP Government Money Market Portfolio Initial Class 0.49% (a)(b)
(Cost $77,081,234)	77,081,234	77,081,234
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $614,274,258)		734,296,083
NET OTHER ASSETS (LIABILITIES) - 0.0%		(122,759)
NET ASSETS - 100%		$734,173,324

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$50,522,292	$3,170,176	$3,713,053	$108,742	$51,765,172
VIP Emerging Markets Portfolio Initial Class	52,720,468	1,305,238	5,016,399	93,830	55,912,053
VIP Equity-Income Portfolio Initial Class	53,584,365	2,357,497	2,231,631	70,153	54,428,581
VIP Government Money Market Portfolio Initial Class 0.49%	59,013,292	19,914,338	1,846,395	64,429	77,081,234
VIP Growth & Income Portfolio Initial Class	61,133,655	2,670,593	2,811,130	60,184	62,038,741
VIP Growth Portfolio Initial Class	50,713,672	5,503,162	5,874,526	67,849	52,950,674
VIP High Income Portfolio Initial Class	27,036,089	575,980	13,441,833	149,526	14,745,708
VIP Investment Grade Bond Portfolio Initial Class	178,808,371	14,127,918	5,218,663	687,353	188,481,220
VIP Mid Cap Portfolio Initial Class	14,580,493	943,515	580,039	21,279	15,125,198
VIP Overseas Portfolio Initial Class	97,327,014	2,177,575	5,393,476	21,683	102,225,093
VIP Value Portfolio Initial Class	39,495,435	1,172,465	2,179,085	82,390	39,966,740
VIP Value Strategies Portfolio Initial Class	19,112,933	4,389,766	1,188,572	50,490	19,575,669
Total	$704,048,079	$58,308,223	$49,494,802	$1,477,908	$734,296,083

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2017, the cost of investment securities for income tax purposes was $616,709,064. Net unrealized appreciation aggregated $117,587,019, of which $120,783,381 related to appreciated investment securities and $3,196,362 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

FundsManager 50% Portfolio

March 31, 2017

VF50-QTLY-0517
1.847119.110

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 53.3%
	Shares	Value
Domestic Equity Funds - 36.5%
Fidelity 500 Index Fund Premium Class (a)	3,186	$264,702
Fidelity Air Transportation Portfolio (a)	256,811	19,081,067
Fidelity Banking Portfolio (a)	3,211,773	103,579,685
Fidelity Biotechnology Portfolio (a)	410,658	82,759,922
Fidelity Blue Chip Growth Fund (a)	9,492	714,931
Fidelity Blue Chip Value Fund (a)	1,141,999	20,795,811
Fidelity Brokerage and Investment Management Portfolio (a)	222,245	15,619,396
Fidelity Chemicals Portfolio (a)	363,259	60,032,128
Fidelity Computers Portfolio (a)	15,751	1,354,728
Fidelity Construction and Housing Portfolio (a)	403,193	25,352,771
Fidelity Consumer Discretionary Portfolio (a)	4,652,521	175,493,097
Fidelity Consumer Finance Portfolio (a)	52,417	716,540
Fidelity Consumer Staples Portfolio (a)	1,488,799	146,214,904
Fidelity Contrafund (a)	7,233	778,872
Fidelity Defense and Aerospace Portfolio (a)	408,292	55,364,449
Fidelity Dividend Growth Fund (a)	5,779	195,211
Fidelity Energy Portfolio (a)	2,096,335	91,735,620
Fidelity Energy Service Portfolio (a)	619,552	33,053,105
Fidelity Environmental and Alternative Energy Portfolio (a)	68,631	1,663,611
Fidelity Equity Dividend Income Fund (a)	353,550	9,729,695
Fidelity Financial Services Portfolio (a)	1,666,285	167,195,035
Fidelity Global Commodity Stock Fund (a)	1,604,180	18,688,703
Fidelity Gold Portfolio (a)	6,099	128,199
Fidelity Growth Company Fund (a)	1,602	241,663
Fidelity Health Care Portfolio (a)	872,582	181,174,101
Fidelity Industrial Equipment Portfolio (a)	848,160	34,291,128
Fidelity Industrials Portfolio (a)	2,271,427	75,683,936
Fidelity Insurance Portfolio (a)	812,734	64,864,327
Fidelity Large Cap Stock Fund (a)	929,004	28,455,405
Fidelity Magellan Fund (a)	154	14,943
Fidelity Materials Portfolio (a)	3,578	293,248
Fidelity Medical Equipment and Systems Portfolio (a)	1,902,616	80,347,489
Fidelity Multimedia Portfolio (a)	316,346	26,108,037
Fidelity Nasdaq Composite Index Fund (a)	1,998	155,333
Fidelity OTC Portfolio (a)	62	5,841
Fidelity Real Estate Investment Portfolio (a)	326,429	13,530,500
Fidelity Retailing Portfolio (a)	230,780	27,146,652
Fidelity Semiconductors Portfolio (a)	893,877	93,517,460
Fidelity Series Commodity Strategy Fund (a)(b)	6,057,763	31,984,987
Fidelity Small Cap Growth Fund (a)	5,692	127,219
Fidelity Small Cap Stock Fund (a)	22,798	439,310
Fidelity Small Cap Value Fund (a)	85,920	1,617,871
Fidelity Software and IT Services Portfolio (a)	462,300	66,238,331
Fidelity Stock Selector Large Cap Value Fund (a)	3,423,709	65,803,680
Fidelity Technology Portfolio (a)	2,764,079	422,323,563
Fidelity Telecommunications Portfolio (a)	792,400	55,388,794
Fidelity Transportation Portfolio (a)	162,009	14,551,646
Fidelity Utilities Portfolio (a)	256,022	19,736,757
Fidelity Value Discovery Fund (a)	616,157	16,630,065

TOTAL DOMESTIC EQUITY FUNDS		2,351,184,468

International Equity Funds - 16.8%
Fidelity Canada Fund (a)	79,416	3,959,693
Fidelity Diversified International Fund (a)	4,188,150	150,563,988
Fidelity Emerging Asia Fund (a)	927,792	32,788,167
Fidelity Emerging Markets Fund (a)	693,035	17,561,498
Fidelity Europe Fund (a)	2,474,825	88,153,269
Fidelity International Capital Appreciation Fund (a)	1,311,239	23,169,589
Fidelity International Discovery Fund (a)	2,034,060	80,548,792
Fidelity International Enhanced Index Fund (a)	2,261,259	19,831,245
Fidelity International Index Fund Institutional Class (a)	3,582,549	136,280,153
Fidelity International Real Estate Fund (a)	16,438	164,055
Fidelity International Small Cap Fund (a)	3,263,957	82,708,661
Fidelity International Small Cap Opportunities Fund (a)	2,876,579	45,334,892
Fidelity Japan Fund (a)	1,936,109	24,898,367
Fidelity Japan Smaller Companies Fund (a)	4,045,741	63,599,053
Fidelity Nordic Fund (a)	395,785	18,348,574
Fidelity Overseas Fund (a)	6,556,471	281,665,987
Fidelity Pacific Basin Fund (a)	358,962	10,427,853

TOTAL INTERNATIONAL EQUITY FUNDS		1,080,003,836

TOTAL EQUITY FUNDS
(Cost $2,903,594,440)		3,431,188,304

Fixed-Income Funds - 36.8%
Fixed-Income Funds - 36.8%
Fidelity Floating Rate High Income Fund (a)	13,190,577	127,289,063
Fidelity Inflation-Protected Bond Index Fund Institutional Premium Class (a)	13,059,409	127,982,207
Fidelity Long-Term Treasury Bond Index Fund Premium Class (a)	2,204,692	27,977,541
Fidelity New Markets Income Fund (a)	2,148,998	34,577,372
Fidelity U.S. Bond Index Fund Institutional Premium Class (a)	178,036,443	2,050,979,821
TOTAL FIXED-INCOME FUNDS
(Cost $2,368,210,660)		2,368,806,004

Money Market Funds - 9.9%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.60% (a)(c)
(Cost $639,611,391)	639,611,391	639,611,391
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $5,911,416,491)		6,439,605,699
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,081,509)
NET ASSETS - 100%		$6,438,524,190

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity 500 Index Fund Premium Class	$249,570	$--	$--	$--	$264,702
Fidelity Air Transportation Portfolio	3,228,213	16,055,051	--	--	19,081,067
Fidelity Banking Portfolio	104,055,617	--	635,532	--	103,579,685
Fidelity Biotechnology Portfolio	41,944,342	33,240,235	--	--	82,759,922
Fidelity Blue Chip Growth Fund	16,782,049	357,281	17,531,169	--	714,931
Fidelity Blue Chip Value Fund	27,131,447	--	7,860,013	--	20,795,811
Fidelity Brokerage and Investment Management Portfolio	--	15,550,897	--	--	15,619,396
Fidelity Canada Fund	3,879,221	4,360	--	--	3,959,693
Fidelity Chemicals Portfolio	85,242,958	--	33,706,038	--	60,032,128
Fidelity Computers Portfolio	1,168,396	--	--	--	1,354,728
Fidelity Construction and Housing Portfolio	26,588,220	--	2,954,982	--	25,352,771
Fidelity Consumer Discretionary Portfolio	171,405,349	2,271,263	9,738,452	--	175,493,097
Fidelity Consumer Finance Portfolio	701,339	--	--	--	716,540
Fidelity Consumer Staples Portfolio	139,005,855	49,032	5,452,740	--	146,214,904
Fidelity Contrafund	1,293,886	8,883	642,565	210	778,872
Fidelity Defense and Aerospace Portfolio	54,020,556	31,033	1,335,532	--	55,364,449
Fidelity Diversified International Fund	129,527,483	23,693,266	12,565,013	--	150,563,988
Fidelity Dividend Growth Fund	186,138	--	--	--	195,211
Fidelity Emerging Asia Fund	31,034,521	--	2,297,879	--	32,788,167
Fidelity Emerging Markets Fund	14,874,494	642,372	--	--	17,561,498
Fidelity Energy Portfolio	124,120,912	161,536	25,583,807	--	91,735,620
Fidelity Energy Service Portfolio	19,278,754	16,105,043	342,400	--	33,053,105
Fidelity Environmental and Alternative Energy Portfolio	1,547,624	--	--	--	1,663,611
Fidelity Equity Dividend Income Fund	26,433,566	16,538	17,433,703	--	9,729,695
Fidelity Europe Fund	76,981,504	6,411,783	--	--	88,153,269
Fidelity Financial Services Portfolio	153,956,544	12,045,211	1,120,346	--	167,195,035
Fidelity Floating Rate High Income Fund	127,474,793	1,256,392	1,574,782	1,175,203	127,289,063
Fidelity Focused High Income Fund	14,455	--	14,574	43	--
Fidelity Global Commodity Stock Fund	16,240,624	2,077,059	85,562	--	18,688,703
Fidelity Gold Portfolio	116,855	--	--	--	128,199
Fidelity Growth Company Fund	219,137	--	--	--	241,663
Fidelity Health Care Portfolio	157,486,394	8,380,885	4,086,191	--	181,174,101
Fidelity Industrial Equipment Portfolio	41,713,050	--	8,755,000	--	34,291,128
Fidelity Industrials Portfolio	96,905,765	--	23,902,338	--	75,683,936
Fidelity Inflation-Protected Bond Index Fund Institutional Premium Class	125,010,867	1,414,501	--	30,163	127,982,207
Fidelity Insurance Portfolio	99,364,695	--	37,092,513	--	64,864,327
Fidelity International Capital Appreciation Fund	25,295,025	--	4,390,000	--	23,169,589
Fidelity International Discovery Fund	69,246,416	13,619,503	8,370,764	--	80,548,792
Fidelity International Enhanced Index Fund	--	18,788,517	--	--	19,831,245
Fidelity International Index Fund Institutional Class	123,719,149	2,935,854	--	--	136,280,153
Fidelity International Real Estate Fund	156,000	--	--	--	164,055
Fidelity International Small Cap Fund	74,906,791	2,067,861	966,871	--	82,708,661
Fidelity International Small Cap Opportunities Fund	43,846,051	--	2,000,000	--	45,334,892
Fidelity Investments Money Market Government Portfolio Institutional Class 0.60%	555,451,428	92,861,212	8,701,249	706,804	639,611,391
Fidelity IT Services Portfolio	412,811	--	427,291	--	--
Fidelity Japan Fund	23,157,911	38,787	--	--	24,898,367
Fidelity Japan Smaller Companies Fund	59,270,110	--	--	--	63,599,053
Fidelity Large Cap Stock Fund	30,702,635	198,643	3,780,404	--	28,455,405
Fidelity Long-Term Treasury Bond Index Fund Premium Class	28,589,507	213,271	1,067,490	199,890	27,977,541
Fidelity Magellan Fund	14,042	--	--	--	14,943
Fidelity Materials Portfolio	5,687,581	--	5,779,168	--	293,248
Fidelity Medical Equipment and Systems Portfolio	92,407,877	--	25,072,127	--	80,347,489
Fidelity Multimedia Portfolio	13,759,157	10,272,530	--	--	26,108,037
Fidelity Nasdaq Composite Index Fund	774,368	--	690,000	--	155,333
Fidelity New Markets Income Fund	34,628,992	474,185	1,597,660	474,085	34,577,372
Fidelity Nordic Fund	21,365,927	--	3,645,296	--	18,348,574
Fidelity OTC Portfolio	11,540,314	151,205	12,916,992	--	5,841
Fidelity Overseas Fund	236,201,143	27,221,729	2,638,401	--	281,665,987
Fidelity Pacific Basin Fund	9,498,141	--	--	--	10,427,853
Fidelity Real Estate Investment Portfolio	25,996,290	25,599	12,302,786	25,574	13,530,500
Fidelity Retailing Portfolio	41,290,828	67	16,555,386	--	27,146,652
Fidelity Semiconductors Portfolio	87,001,142	--	1,706,725	--	93,517,460
Fidelity Series Commodity Strategy Fund	30,864,013	2,077,059	85,562	--	31,984,987
Fidelity Small Cap Growth Fund	117,200	--	--	--	127,219
Fidelity Small Cap Stock Fund	429,507	--	--	--	439,310
Fidelity Small Cap Value Fund	1,516,313	100,586	--	--	1,617,871
Fidelity Software and IT Services Portfolio	127,217,968	--	74,567,123	--	66,238,331
Fidelity Stock Selector Large Cap Value Fund	87,157,908	191,909	24,104,671	29,037	65,803,680
Fidelity Technology Portfolio	302,461,967	67,960,450	1,910,994	--	422,323,563
Fidelity Telecommunications Portfolio	71,488,029	4,244,821	20,327,973	--	55,388,794
Fidelity Transportation Portfolio	11,275,523	3,383,093	--	--	14,551,646
Fidelity U.S. Bond Index Fund Institutional Premium Class	2,061,937,825	17,883,344	34,147,811	13,033,331	2,050,979,821
Fidelity Utilities Portfolio	27,533,820	--	9,531,235	--	19,736,757
Fidelity Value Discovery Fund	15,576,127	363,288	--	--	16,630,065
Total	$6,271,681,029	$404,846,134	$491,995,110	$15,674,340	$6,439,605,699

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2017, the cost of investment securities for income tax purposes was $5,915,141,142. Net unrealized appreciation aggregated $524,464,557, of which $552,027,188 related to appreciated investment securities and $27,562,631 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom Lifetime Income III Portfolio

March 31, 2017

VIPFLI-III-QTLY-0517
1.830300.111

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 45.0%
	Shares	Value
Domestic Equity Funds - 45.0%
VIP Contrafund Portfolio Investor Class (a)	71,335	$2,435,381
VIP Equity-Income Portfolio Investor Class (a)	115,640	2,561,437
VIP Growth & Income Portfolio Investor Class (a)	143,047	2,919,586
VIP Growth Portfolio Investor Class (a)	40,192	2,491,880
VIP Mid Cap Portfolio Investor Class (a)	20,813	711,796
VIP Value Portfolio Investor Class (a)	123,252	1,880,832
VIP Value Strategies Portfolio Investor Class (a)	68,903	921,239
TOTAL DOMESTIC EQUITY FUNDS
(Cost $12,429,753)		13,922,151

International Equity Funds - 16.3%
Developed International Equity Funds - 13.0%
VIP Overseas Portfolio Investor Class (a)	209,039	4,026,095
Emerging Markets Equity Funds - 3.3%
VIP Emerging Markets Portfolio Investor Class (a)	107,793	1,016,487
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $4,809,149)		5,042,582

Bond Funds - 36.0%
High Yield Bond Funds - 7.0%
VIP High Income Portfolio Investor Class (a)	393,555	2,148,812
Investment Grade Bond Funds - 29.0%
VIP Investment Grade Bond Portfolio Investor Class (a)	708,978	8,961,476
TOTAL BOND FUNDS
(Cost $11,247,352)		11,110,288

Short-Term Funds - 2.7%
VIP Government Money Market Portfolio Investor Class 0.47% (a)(b)
(Cost $825,146)	825,146	825,146
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $29,311,400)		30,900,167
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$30,900,167

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$2,246,867	$250,943	$141,856	$4,740	$2,435,381
VIP Emerging Markets Portfolio Investor Class	935,244	67,856	111,012	1,611	1,016,487
VIP Equity-Income Portfolio Investor Class	2,382,199	237,419	90,836	3,014	2,561,437
VIP Government Money Market Portfolio Investor Class 0.47%	633,736	204,990	13,580	645	825,146
VIP Growth & Income Portfolio Investor Class	2,718,041	269,683	115,411	2,497	2,919,586
VIP Growth Portfolio Investor Class	2,256,268	317,928	198,384	2,816	2,491,880
VIP High Income Portfolio Investor Class	1,998,435	150,357	38,056	11,457	2,148,812
VIP Investment Grade Bond Portfolio Investor Class	7,884,126	1,202,380	156,380	30,825	8,961,476
VIP Mid Cap Portfolio Investor Class	648,479	79,303	23,630	943	711,796
VIP Overseas Portfolio Investor Class	3,771,393	261,285	330,763	--	4,026,095
VIP Value Portfolio Investor Class	1,755,819	149,573	91,849	3,545	1,880,832
VIP Value Strategies Portfolio Investor Class	850,287	248,693	50,588	2,220	921,239
Total	$28,080,894	$3,440,410	$1,362,345	$64,313	$30,900,167

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2017, the cost of investment securities for income tax purposes was $29,534,189. Net unrealized appreciation aggregated $1,365,978, of which $1,985,509 related to appreciated investment securities and $619,531 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Investor Freedom® 2005 Portfolio

March 31, 2017

VIPIFF2005-QTLY-0517
1.830286.111

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 23.3%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	25,536	$871,808
VIP Equity-Income Portfolio Investor Class (a)	41,397	916,939
VIP Growth & Income Portfolio Investor Class (a)	51,206	1,045,120
VIP Growth Portfolio Investor Class (a)	14,388	892,040
VIP Mid Cap Portfolio Investor Class (a)	7,451	254,821
VIP Value Portfolio Investor Class (a)	44,122	673,308
VIP Value Strategies Portfolio Investor Class (a)	24,667	329,802
TOTAL DOMESTIC EQUITY FUNDS
(Cost $4,027,863)		4,983,838

International Equity Funds - 14.1%
VIP Emerging Markets Portfolio Investor Class (a)	127,263	1,200,089
VIP Overseas Portfolio Investor Class (a)	93,728	1,805,193
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,721,568)		3,005,282

Bond Funds - 37.2%
VIP High Income Portfolio Investor Class (a)	78,694	429,672
VIP Investment Grade Bond Portfolio Investor Class (a)	596,435	7,538,942
TOTAL BOND FUNDS
(Cost $7,917,337)		7,968,614

Short-Term Funds - 25.4%
VIP Government Money Market Portfolio Investor Class 0.47% (a)(b)
(Cost $5,438,500)	5,438,500	5,438,500
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $20,105,268)		21,396,234
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$21,396,234

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$880,439	$76,806	$116,078	$1,792	$871,808
VIP Emerging Markets Portfolio Investor Class	1,155,433	57,482	163,062	1,922	1,200,089
VIP Equity-Income Portfolio Investor Class	933,421	58,013	87,259	1,140	916,939
VIP Government Money Market Portfolio Investor Class 0.47%	4,796,167	895,176	252,844	4,608	5,438,500
VIP Growth & Income Portfolio Investor Class	1,065,013	69,872	108,272	944	1,045,120
VIP Growth Portfolio Investor Class	884,158	101,778	138,694	1,065	892,040
VIP High Income Portfolio Investor Class	800,963	34,226	421,092	4,430	429,672
VIP Investment Grade Bond Portfolio Investor Class	7,257,898	628,332	377,441	27,332	7,538,942
VIP Mid Cap Portfolio Investor Class	254,094	22,664	25,066	356	254,821
VIP Overseas Portfolio Investor Class	1,722,643	110,811	170,462	--	1,805,193
VIP Value Portfolio Investor Class	687,968	33,277	73,786	1,340	673,308
VIP Value Strategies Portfolio Investor Class	333,176	84,296	39,920	839	329,802
Total	$20,771,373	$2,172,733	$1,973,976	$45,768	$21,396,234

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2017, the cost of investment securities for income tax purposes was $20,182,551. Net unrealized appreciation aggregated $1,213,683, of which $1,336,535 related to appreciated investment securities and $122,852 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2025 Portfolio

March 31, 2017

VIPF2025-QTLY-0517
1.830299.111

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 44.4%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	339,134	$11,642,467
VIP Equity-Income Portfolio Initial Class (a)	549,932	12,241,482
VIP Growth & Income Portfolio Initial Class (a)	680,969	13,953,052
VIP Growth Portfolio Initial Class (a)	191,281	11,909,146
VIP Mid Cap Portfolio Initial Class (a)	98,919	3,401,822
VIP Value Portfolio Initial Class (a)	587,892	8,988,866
VIP Value Strategies Portfolio Initial Class (a)	327,342	4,402,750
TOTAL DOMESTIC EQUITY FUNDS
(Cost $52,703,950)		66,539,585

International Equity Funds - 23.3%
VIP Emerging Markets Portfolio Initial Class (a)	1,274,723	12,071,626
VIP Overseas Portfolio Initial Class (a)	1,184,140	22,877,588
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $31,221,342)		34,949,214

Bond Funds - 24.3%
VIP High Income Portfolio Initial Class (a)	548,468	3,011,091
VIP Investment Grade Bond Portfolio Initial Class (a)	2,633,625	33,420,707
TOTAL BOND FUNDS
(Cost $36,675,067)		36,431,798

Short-Term Funds - 8.0%
VIP Government Money Market Portfolio Initial Class 0.49% (a)(b)
(Cost $12,018,209)	12,018,209	12,018,209
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $132,618,568)		149,938,806
NET OTHER ASSETS (LIABILITIES) - 0.0%		(17,487)
NET ASSETS - 100%		$149,921,319

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$10,694,628	$1,452,616	$886,602	$23,722	$11,642,467
VIP Emerging Markets Portfolio Initial Class	10,724,603	1,050,370	1,147,871	19,674	12,071,626
VIP Equity-Income Portfolio Initial Class	11,339,849	1,324,747	571,682	15,301	12,241,482
VIP Government Money Market Portfolio Initial Class 0.49%	8,029,237	4,369,811	380,839	9,422	12,018,209
VIP Growth & Income Portfolio Initial Class	12,937,445	1,506,991	708,430	13,126	13,953,052
VIP Growth Portfolio Initial Class	10,740,465	1,776,708	1,168,196	14,810	11,909,146
VIP High Income Portfolio Initial Class	5,202,667	439,847	2,744,348	29,659	3,011,091
VIP Investment Grade Bond Portfolio Initial Class	29,846,209	4,691,202	1,248,727	118,344	33,420,707
VIP Mid Cap Portfolio Initial Class	3,086,927	429,960	151,823	4,644	3,401,822
VIP Overseas Portfolio Initial Class	20,582,747	1,921,858	1,400,048	4,725	22,877,588
VIP Value Portfolio Initial Class	8,358,436	850,336	535,896	17,967	8,988,866
VIP Value Strategies Portfolio Initial Class	4,045,932	1,247,388	289,547	11,014	4,402,750
Total	$135,589,145	$21,061,834	$11,234,009	$282,408	$149,938,806

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2017, the cost of investment securities for income tax purposes was $133,328,443. Net unrealized appreciation aggregated $16,610,363, of which $17,762,663 related to appreciated investment securities and $1,152,300 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Asset Manager: Growth Portfolio

March 31, 2017

VIPAMG-QTLY-0517
1.799876.113

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Fixed-Income Funds - 26.0%
	Shares	Value
Fidelity Emerging Markets Debt Central Fund (a)	109,831	$1,107,100
Fidelity Floating Rate Central Fund (a)	21,252	2,201,293
Fidelity High Income Central Fund 1 (a)	51,379	5,107,553
Fidelity Inflation-Protected Bond Index Central Fund (a)	81,774	8,340,899
Fidelity VIP Investment Grade Central Fund (a)	343,209	35,793,253
iShares 20+ Year Treasury Bond ETF	12,088	1,459,142
TOTAL FIXED-INCOME FUNDS
(Cost $52,315,188)		54,009,240

Money Market Funds - 4.0%
Fidelity Cash Central Fund, 0.84% (b)	4,358,265	4,359,137
Fidelity Money Market Central Fund, 1.19% (b)	3,971,507	3,972,301
TOTAL MONEY MARKET FUNDS
(Cost $8,330,206)		8,331,438

Equity Funds - 70.6%
Domestic Equity Funds - 48.3%
Fidelity Commodity Strategy Central Fund (a)	671,948	4,334,064
Fidelity Consumer Discretionary Central Fund (a)	38,713	10,559,731
Fidelity Consumer Staples Central Fund (a)	31,227	7,438,884
Fidelity Energy Central Fund (a)	46,194	5,845,797
Fidelity Financials Central Fund (a)	186,398	18,319,195
Fidelity Health Care Central Fund (a)	34,259	12,279,955
Fidelity Industrials Central Fund (a)	34,612	9,275,568
Fidelity Information Technology Central Fund (a)	61,682	23,246,101
Fidelity Materials Central Fund (a)	12,103	2,895,239
Fidelity Real Estate Equity Central Fund (a)	9,228	1,022,696
Fidelity Telecom Services Central Fund (a)	12,346	2,463,490
Fidelity Utilities Central Fund (a)	16,505	2,858,792

TOTAL DOMESTIC EQUITY FUNDS		100,539,512

International Equity Funds - 22.3%
Fidelity Emerging Markets Equity Central Fund (a)	33,425	7,232,902
Fidelity International Equity Central Fund (a)	406,566	32,041,453
iShares Core MSCI Emerging Markets ETF	67,728	3,236,721
iShares MSCI EAFE Index ETF	31,463	1,959,830
iShares MSCI Japan ETF	40,552	2,088,428

TOTAL INTERNATIONAL EQUITY FUNDS		46,559,334

TOTAL EQUITY FUNDS
(Cost $135,104,194)		147,098,846
TOTAL INVESTMENT PORTFOLIO - 100.6%
(Cost $195,749,588)		209,439,524
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(1,164,957)
NET ASSETS - 100%		$208,274,567

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$7,733
Fidelity Consumer Discretionary Central Fund	10,724
Fidelity Consumer Staples Central Fund	17,978
Fidelity Emerging Markets Debt Central Fund	17,443
Fidelity Emerging Markets Equity Central Fund	1,374
Fidelity Energy Central Fund	14,058
Fidelity Financials Central Fund	31,181
Fidelity Floating Rate Central Fund	27,153
Fidelity Health Care Central Fund	8,264
Fidelity High Income Central Fund 1	81,155
Fidelity Industrials Central Fund	12,044
Fidelity Inflation-Protected Bond Index Central Fund	2,886
Fidelity Information Technology Central Fund	17,180
Fidelity International Equity Central Fund	66,693
Fidelity Materials Central Fund	5,936
Fidelity Money Market Central Fund	10,787
Fidelity Real Estate Equity Central Fund	2,543
Fidelity Telecom Services Central Fund	11,069
Fidelity Utilities Central Fund	4,789
Fidelity VIP Investment Grade Central Fund	247,625
Total	$598,615

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$2,521,391	$2,033,037	$125,444	$4,334,064	0.6%
Fidelity Consumer Discretionary Central Fund	11,565,969	99,411	1,932,264	10,559,731	0.7%
Fidelity Consumer Staples Central Fund	8,154,181	80,431	1,478,756	7,438,884	0.6%
Fidelity Emerging Markets Debt Central Fund	1,097,339	25,654	45,896	1,107,100	0.9%
Fidelity Emerging Markets Equity Central Fund	5,306,271	1,445,098	317,990	7,232,902	1.3%
Fidelity Energy Central Fund	7,347,281	66,193	1,155,896	5,845,797	0.6%
Fidelity Financials Central Fund	21,001,698	187,442	3,413,257	18,319,195	0.6%
Fidelity Floating Rate Central Fund	2,247,706	43,570	91,791	2,201,293	0.1%
Fidelity Health Care Central Fund	12,939,246	115,381	2,204,407	12,279,955	0.6%
Fidelity High Income Central Fund 1	5,650,274	125,416	746,042	5,107,553	0.9%
Fidelity Industrials Central Fund	10,450,444	91,742	1,589,996	9,275,568	0.6%
Fidelity Inflation-Protected Bond Index Central Fund	7,932,862	694,207	366,813	8,340,899	0.8%
Fidelity Information Technology Central Fund	21,983,139	192,955	2,627,136	23,246,101	0.6%
Fidelity International Equity Central Fund	27,783,758	3,465,484	1,304,545	32,041,453	1.2%
Fidelity Materials Central Fund	3,132,421	29,628	507,261	2,895,239	0.7%
Fidelity Real Estate Equity Central Fund	1,524,489	13,340	537,366	1,022,696	0.8%
Fidelity Telecom Services Central Fund	2,799,500	30,860	367,331	2,463,490	0.6%
Fidelity Utilities Central Fund	3,139,818	28,197	528,073	2,858,792	0.6%
Fidelity VIP Investment Grade Central Fund	34,782,040	2,615,000	1,652,396	35,793,253	0.7%
Total	$191,359,827	$11,383,046	$20,992,660	$192,363,965

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2017, the cost of investment securities for income tax purposes was $194,678,031. Net unrealized appreciation aggregated $14,761,493, of which $14,911,760 related to appreciated investment securities and $150,267 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

FundsManager 60% Portfolio

March 31, 2017

VIPFM-60-QTLY-0517
1.856870.109

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 63.2%
	Shares	Value
Domestic Equity Funds - 43.4%
Fidelity 500 Index Fund Premium Class (a)	2,515	$208,978
Fidelity Air Transportation Portfolio (a)	305,437	22,693,994
Fidelity Banking Portfolio (a)	5,134,767	165,596,228
Fidelity Biotechnology Portfolio (a)	435,357	87,737,425
Fidelity Blue Chip Growth Fund (a)	9,399	707,923
Fidelity Brokerage and Investment Management Portfolio (a)	183,512	12,897,207
Fidelity Chemicals Portfolio (a)	458,588	75,786,314
Fidelity Computers Portfolio (a)	20,796	1,788,641
Fidelity Construction and Housing Portfolio (a)	381,199	23,969,822
Fidelity Consumer Discretionary Portfolio (a)	5,874,716	221,594,299
Fidelity Consumer Finance Portfolio (a)	50,692	692,961
Fidelity Consumer Staples Portfolio (a)	1,883,339	184,962,760
Fidelity Defense and Aerospace Portfolio (a)	462,362	62,696,248
Fidelity Dividend Growth Fund (a)	2,713	91,652
Fidelity Energy Portfolio (a)	2,793,837	122,258,324
Fidelity Energy Service Portfolio (a)	830,962	44,331,822
Fidelity Environmental and Alternative Energy Portfolio (a)	60,597	1,468,867
Fidelity Equity Dividend Income Fund (a)	155,165	4,270,135
Fidelity Financial Services Portfolio (a)	2,113,095	212,027,921
Fidelity Global Commodity Stock Fund (a)	1,536,601	17,901,400
Fidelity Gold Portfolio (a)	29,849	627,424
Fidelity Health Care Portfolio (a)	1,256,706	260,929,943
Fidelity Industrial Equipment Portfolio (a)	1,090,668	44,095,709
Fidelity Industrials Portfolio (a)	3,036,012	101,159,915
Fidelity Insurance Portfolio (a)	886,300	70,735,585
Fidelity Large Cap Stock Fund (a)	365,193	11,185,848
Fidelity Magellan Fund (a)	768	74,662
Fidelity Materials Portfolio (a)	3,475	284,848
Fidelity Medical Equipment and Systems Portfolio (a)	1,931,363	81,561,462
Fidelity Multimedia Portfolio (a)	410,165	33,850,906
Fidelity OTC Portfolio (a)	4,666	439,359
Fidelity Real Estate Investment Portfolio (a)	305,936	12,681,067
Fidelity Retailing Portfolio (a)	169,830	19,977,048
Fidelity Semiconductors Portfolio (a)	793,722	83,039,165
Fidelity Series Commodity Strategy Fund (a)(b)	6,137,789	32,407,528
Fidelity Small Cap Growth Fund (a)	13,318	297,657
Fidelity Small Cap Value Fund (a)	115,077	2,166,904
Fidelity Software and IT Services Portfolio (a)	451,515	64,693,048
Fidelity Stock Selector All Cap Fund (a)	5,670	222,777
Fidelity Stock Selector Large Cap Value Fund (a)	181	3,478
Fidelity Technology Portfolio (a)	3,796,685	580,095,447
Fidelity Telecommunications Portfolio (a)	980,737	68,553,486
Fidelity Transportation Portfolio (a)	174,920	15,711,270
Fidelity Utilities Portfolio (a)	362,985	27,982,522
Fidelity Value Discovery Fund (a)	12,781	344,949

TOTAL DOMESTIC EQUITY FUNDS		2,776,804,928

International Equity Funds - 19.8%
Fidelity Canada Fund (a)	93,903	4,682,021
Fidelity Diversified International Fund (a)	4,774,309	171,636,402
Fidelity Emerging Asia Fund (a)	341,836	12,080,474
Fidelity Emerging Markets Fund (a)	592,016	15,001,675
Fidelity Europe Fund (a)	1,893,599	67,450,013
Fidelity International Capital Appreciation Fund (a)	1,395,625	24,660,697
Fidelity International Discovery Fund (a)	1,377,884	54,564,225
Fidelity International Enhanced Index Fund (a)	2,467,494	21,639,926
Fidelity International Index Fund Institutional Class (a)	4,031,412	153,354,929
Fidelity International Real Estate Fund (a)	21,016	209,735
Fidelity International Small Cap Fund (a)	3,790,061	96,040,154
Fidelity International Small Cap Opportunities Fund (a)	3,438,894	54,196,973
Fidelity Japan Fund (a)	1,978,919	25,448,894
Fidelity Japan Smaller Companies Fund (a)	4,255,390	66,894,728
Fidelity Nordic Fund (a)	253,205	11,738,601
Fidelity Overseas Fund (a)	10,638,725	457,039,625
Fidelity Pacific Basin Fund (a)	1,160,990	33,726,764

TOTAL INTERNATIONAL EQUITY FUNDS		1,270,365,836

TOTAL EQUITY FUNDS
(Cost $3,050,763,242)		4,047,170,764

Fixed-Income Funds - 32.0%
Fixed-Income Funds - 32.0%
Fidelity Floating Rate High Income Fund (a)	13,979,865	134,905,699
Fidelity Inflation-Protected Bond Index Fund Institutional Premium Class (a)	13,025,537	127,650,264
Fidelity Long-Term Treasury Bond Index Fund Premium Class (a)	1,517,634	19,258,774
Fidelity New Markets Income Fund (a)	1,765,246	28,402,816
Fidelity U.S. Bond Index Fund Institutional Premium Class (a)	150,969,420	1,739,167,714
TOTAL FIXED-INCOME FUNDS
(Cost $2,018,272,739)		2,049,385,267

Money Market Funds - 4.8%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.60% (a)(c)
(Cost $306,400,364)	306,400,364	306,400,364
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $5,375,436,345)		6,402,956,395
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,135,026)
NET ASSETS - 100%		$6,401,821,369

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity 500 Index Fund Premium Class	$197,031	$--	$--	$--	$208,978
Fidelity Air Transportation Portfolio	4,042,492	18,869,364	--	--	22,693,994
Fidelity Banking Portfolio	166,620,767	--	1,284,631	--	165,596,228
Fidelity Biotechnology Portfolio	43,768,044	36,368,974	--	--	87,737,425
Fidelity Blue Chip Growth Fund	687,918	614,676	646,000	--	707,923
Fidelity Brokerage and Investment Management Portfolio	--	12,762,969	--	--	12,897,207
Fidelity Canada Fund	4,509,233	84,610	--	--	4,682,021
Fidelity Chemicals Portfolio	110,030,755	--	45,200,812	--	75,786,314
Fidelity Computers Portfolio	1,542,628	--	--	--	1,788,641
Fidelity Construction and Housing Portfolio	27,412,868	--	5,106,805	--	23,969,822
Fidelity Consumer Discretionary Portfolio	220,994,416	7,508,766	21,719,375	--	221,594,299
Fidelity Consumer Finance Portfolio	678,261	--	--	--	692,961
Fidelity Consumer Staples Portfolio	181,757,914	161,198	13,307,034	--	184,962,760
Fidelity Defense and Aerospace Portfolio	60,800,951	243,304	1,341,219	--	62,696,248
Fidelity Diversified International Fund	143,467,483	25,531,920	8,608,024	--	171,636,402
Fidelity Dividend Growth Fund	87,392	--	--	--	91,652
Fidelity Emerging Asia Fund	14,895,702	--	4,452,395	--	12,080,474
Fidelity Emerging Markets Fund	10,836,135	2,587,246	--	--	15,001,675
Fidelity Energy Portfolio	171,422,179	2,348,355	41,959,814	--	122,258,324
Fidelity Energy Service Portfolio	24,391,071	24,026,651	1,269,329	--	44,331,822
Fidelity Environmental and Alternative Energy Portfolio	1,590,982	--	230,000	--	1,468,867
Fidelity Equity Dividend Income Fund	16,929,769	691,214	13,830,339	--	4,270,135
Fidelity Europe Fund	53,369,636	10,556,760	--	--	67,450,013
Fidelity Financial Services Portfolio	207,068,319	2,256,354	648,913	--	212,027,921
Fidelity Floating Rate High Income Fund	133,245,847	1,522,562	--	1,238,512	134,905,699
Fidelity Focused High Income Fund	15,409	--	15,536	46	--
Fidelity Global Commodity Stock Fund	16,092,982	1,651,620	317,332	--	17,901,400
Fidelity Gold Portfolio	571,905	--	--	--	627,424
Fidelity Health Care Portfolio	232,953,761	5,992,961	6,551,196	--	260,929,943
Fidelity Industrial Equipment Portfolio	53,902,024	--	11,505,000	--	44,095,709
Fidelity Industrials Portfolio	136,644,161	72,035	39,409,444	--	101,159,915
Fidelity Inflation-Protected Bond Index Fund Institutional Premium Class	128,881,196	310,131	3,120,667	30,652	127,650,264
Fidelity Insurance Portfolio	107,579,755	--	39,576,999	--	70,735,585
Fidelity International Capital Appreciation Fund	27,240,214	--	4,980,000	--	24,660,697
Fidelity International Discovery Fund	70,789,944	15,886,165	37,193,150	--	54,564,225
Fidelity International Enhanced Index Fund	340,397	20,140,000	--	--	21,639,926
Fidelity International Index Fund Institutional Class	138,808,746	3,726,655	--	--	153,354,929
Fidelity International Real Estate Fund	199,438	--	--	--	209,735
Fidelity International Small Cap Fund	89,139,529	2,177,397	3,181,963	--	96,040,154
Fidelity International Small Cap Opportunities Fund	52,027,731	--	2,000,000	--	54,196,973
Fidelity Investments Money Market Government Portfolio Institutional Class 0.60%	238,077,474	78,275,796	9,952,905	308,810	306,400,364
Fidelity Japan Fund	23,456,915	261,435	--	--	25,448,894
Fidelity Japan Smaller Companies Fund	62,341,461	--	--	--	66,894,728
Fidelity Large Cap Stock Fund	11,590,111	1,034,267	1,926,840	--	11,185,848
Fidelity Long-Term Treasury Bond Index Fund Premium Class	20,205,159	141,719	1,258,288	140,130	19,258,774
Fidelity Magellan Fund	70,162	--	--	--	74,662
Fidelity Materials Portfolio	5,471,732	--	5,540,823	--	284,848
Fidelity Medical Equipment and Systems Portfolio	105,707,049	--	38,373,966	--	81,561,462
Fidelity Multimedia Portfolio	14,242,200	17,074,983	--	--	33,850,906
Fidelity New Markets Income Fund	33,271,751	423,151	6,271,848	423,122	28,402,816
Fidelity Nordic Fund	20,626,309	--	9,407,716	--	11,738,601
Fidelity OTC Portfolio	--	1,015,527	647,680	--	439,359
Fidelity Overseas Fund	393,749,208	28,545,026	--	--	457,039,625
Fidelity Pacific Basin Fund	30,719,800	--	--	--	33,726,764
Fidelity Real Estate Investment Portfolio	26,134,204	22,255	13,317,487	22,143	12,681,067
Fidelity Retailing Portfolio	57,651,088	--	40,397,669	--	19,977,048
Fidelity Semiconductors Portfolio	87,277,950	480,000	12,510,366	--	83,039,165
Fidelity Series Commodity Strategy Fund	31,957,582	1,651,620	317,332	--	32,407,528
Fidelity Small Cap Growth Fund	274,217	--	--	--	297,657
Fidelity Small Cap Value Fund	1,809,836	354,983	--	--	2,166,904
Fidelity Software and IT Services Portfolio	147,067,677	--	97,486,497	--	64,693,048
Fidelity Stock Selector All Cap Fund	206,333	--	--	--	222,777
Fidelity Stock Selector Large Cap Value Fund	25,653,061	42,051	26,286,442	1,587	3,478
Fidelity Technology Portfolio	443,089,534	69,672,073	10,453,284	--	580,095,447
Fidelity Telecommunications Portfolio	91,387,732	5,334,039	28,134,075	--	68,553,486
Fidelity Transportation Portfolio	12,069,690	3,768,327	--	--	15,711,270
Fidelity U.S. Bond Index Fund Institutional Premium Class	1,803,304,873	15,227,485	83,897,412	11,228,053	1,739,167,714
Fidelity Utilities Portfolio	39,920,750	--	14,487,756	--	27,982,522
Fidelity Value Discovery Fund	--	343,548	--	--	344,949
Total	$6,382,868,843	$419,760,172	$708,124,363	$13,393,055	$6,402,956,395

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2017, the cost of investment securities for income tax purposes was $5,378,316,098. Net unrealized appreciation aggregated $1,024,640,297, of which $1,042,174,345 related to appreciated investment securities and $17,534,048 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Investor Freedom® 2030 Portfolio

March 31, 2017

VIPIFF2030-QTLY-0517
1.830291.111

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 54.2%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	478,905	$16,349,810
VIP Equity-Income Portfolio Investor Class (a)	776,347	17,196,090
VIP Growth & Income Portfolio Investor Class (a)	960,335	19,600,436
VIP Growth Portfolio Investor Class (a)	269,825	16,729,149
VIP Mid Cap Portfolio Investor Class (a)	139,726	4,778,638
VIP Value Portfolio Investor Class (a)	827,451	12,626,907
VIP Value Strategies Portfolio Investor Class (a)	462,583	6,184,737
TOTAL DOMESTIC EQUITY FUNDS
(Cost $79,750,186)		93,465,767

International Equity Funds - 27.5%
VIP Emerging Markets Portfolio Investor Class (a)	1,666,838	15,718,282
VIP Overseas Portfolio Investor Class (a)	1,648,467	31,749,478
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $44,314,266)		47,467,760

Bond Funds - 15.7%
VIP High Income Portfolio Investor Class (a)	634,396	3,463,804
VIP Investment Grade Bond Portfolio Investor Class (a)	1,867,244	23,601,967
TOTAL BOND FUNDS
(Cost $27,262,988)		27,065,771

Short-Term Funds - 2.6%
VIP Government Money Market Portfolio Investor Class 0.47% (a)(b)
(Cost $4,487,471)	4,487,471	4,487,471
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $155,814,911)		172,486,769
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$172,486,769

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$15,019,477	$1,669,006	$873,705	$31,620	$16,349,810
VIP Emerging Markets Portfolio Investor Class	13,937,669	1,009,444	1,115,514	23,969	15,718,282
VIP Equity-Income Portfolio Investor Class	15,924,456	1,521,245	467,639	20,105	17,196,090
VIP Government Money Market Portfolio Investor Class 0.47%	1,230,591	3,308,922	52,042	2,287	4,487,471
VIP Growth & Income Portfolio Investor Class	18,169,323	1,726,663	611,945	16,655	19,600,436
VIP Growth Portfolio Investor Class	15,081,321	2,115,860	1,254,242	18,783	16,729,149
VIP High Income Portfolio Investor Class	5,970,794	413,017	3,038,614	34,159	3,463,804
VIP Investment Grade Bond Portfolio Investor Class	19,618,752	4,422,808	525,140	76,547	23,601,967
VIP Mid Cap Portfolio Investor Class	4,334,987	511,964	120,220	6,293	4,778,638
VIP Overseas Portfolio Investor Class	28,823,740	1,981,569	1,547,798	--	31,749,478
VIP Value Portfolio Investor Class	11,737,471	952,350	512,343	23,650	12,626,907
VIP Value Strategies Portfolio Investor Class	5,684,415	1,636,039	289,033	14,811	6,184,737
Total	$155,532,996	$21,268,887	$10,408,235	$268,879	$172,486,769

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2017, the cost of investment securities for income tax purposes was $156,612,158. Net unrealized appreciation aggregated $15,874,611, of which $17,814,788 related to appreciated investment securities and $1,940,177 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

FundsManager 20% Portfolio

March 31, 2017

VF20-QTLY-0517
1.847118.110

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 23.2%
	Shares	Value
Domestic Equity Funds - 15.6%
Fidelity Air Transportation Portfolio (a)	13,423	$997,313
Fidelity Banking Portfolio (a)	178,899	5,769,507
Fidelity Biotechnology Portfolio (a)	33,164	6,683,586
Fidelity Brokerage and Investment Management Portfolio (a)	23,184	1,629,399
Fidelity Chemicals Portfolio (a)	17,552	2,900,582
Fidelity Consumer Discretionary Portfolio (a)	237,194	8,946,947
Fidelity Consumer Staples Portfolio (a)	72,226	7,093,319
Fidelity Defense and Aerospace Portfolio (a)	32,040	4,344,617
Fidelity Dividend Growth Fund (a)	718	24,258
Fidelity Energy Portfolio (a)	104,851	4,588,299
Fidelity Energy Service Portfolio (a)	34,628	1,847,385
Fidelity Environmental and Alternative Energy Portfolio (a)	1,745	42,304
Fidelity Equity Dividend Income Fund (a)	1,546	42,557
Fidelity Extended Market Index Fund Premium Class (a)	341	19,782
Fidelity Financial Services Portfolio (a)	81,516	8,179,303
Fidelity Global Commodity Stock Fund (a)	184,103	2,144,803
Fidelity Gold Portfolio (a)	7,228	151,939
Fidelity Health Care Portfolio (a)	29,475	6,119,843
Fidelity Industrial Equipment Portfolio (a)	57,263	2,315,123
Fidelity Industrials Portfolio (a)	17,021	567,127
Fidelity Insurance Portfolio (a)	33,910	2,706,394
Fidelity Large Cap Stock Fund (a)	3,038	93,056
Fidelity Materials Portfolio (a)	948	77,720
Fidelity Medical Equipment and Systems Portfolio (a)	97,936	4,135,846
Fidelity Multimedia Portfolio (a)	19,457	1,605,805
Fidelity Natural Gas Portfolio (a)	156	4,287
Fidelity OTC Portfolio (a)	151	14,240
Fidelity Real Estate Investment Portfolio (a)	36,948	1,531,513
Fidelity Retailing Portfolio (a)	8,143	957,819
Fidelity Semiconductors Portfolio (a)	50,985	5,334,035
Fidelity Series Commodity Strategy Fund (a)(b)	685,356	3,618,678
Fidelity Small Cap Value Fund (a)	12,617	237,575
Fidelity Software and IT Services Portfolio (a)	19,102	2,736,982
Fidelity Stock Selector Large Cap Value Fund (a)	1,938	37,252
Fidelity Technology Portfolio (a)	132,980	20,318,040
Fidelity Telecommunications Portfolio (a)	39,177	2,738,450
Fidelity Transportation Portfolio (a)	21,901	1,967,162
Fidelity Utilities Portfolio (a)	15,322	1,181,149
Fidelity Value Discovery Fund (a)	1,541	41,588

TOTAL DOMESTIC EQUITY FUNDS		113,745,584

International Equity Funds - 7.6%
Fidelity Canada Fund (a)	9,032	450,316
Fidelity Diversified International Fund (a)	71,542	2,571,929
Fidelity Emerging Asia Fund (a)	41,550	1,468,385
Fidelity Emerging Markets Fund (a)	143,986	3,648,609
Fidelity Europe Fund (a)	19,610	698,508
Fidelity International Capital Appreciation Fund (a)	146,075	2,581,153
Fidelity International Discovery Fund (a)	18,612	737,018
Fidelity International Enhanced Index Fund (a)	97,154	852,038
Fidelity International Index Fund Premium Class (a)	209,260	7,958,152
Fidelity International Real Estate Fund (a)	1,228	12,255
Fidelity International Small Cap Fund (a)	319,814	8,104,079
Fidelity International Small Cap Opportunities Fund (a)	161,622	2,547,163
Fidelity Japan Fund (a)	212,651	2,734,698
Fidelity Japan Smaller Companies Fund (a)	142,426	2,238,934
Fidelity Nordic Fund (a)	6,200	287,434
Fidelity Overseas Fund (a)	388,198	16,676,990
Fidelity Pacific Basin Fund (a)	63,224	1,836,658

TOTAL INTERNATIONAL EQUITY FUNDS		55,404,319

TOTAL EQUITY FUNDS
(Cost $140,114,495)		169,149,903

Fixed-Income Funds - 47.3%
Fixed-Income Funds - 47.3%
Fidelity Floating Rate High Income Fund (a)	1,753,914	16,925,268
Fidelity Focused High Income Fund (a)	30	260
Fidelity Inflation-Protected Bond Index Fund Institutional Class (a)	1,542,021	15,111,804
Fidelity Long-Term Treasury Bond Index Fund Premium Class (a)	137,080	1,739,546
Fidelity New Markets Income Fund (a)	208,865	3,360,639
Fidelity U.S. Bond Index Fund Institutional Premium Class (a)	26,781,568	308,523,661
TOTAL FIXED-INCOME FUNDS
(Cost $337,344,388)		345,661,178

Money Market Funds - 29.5%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.60% (a)(c)	98,839,782	98,839,782
Fidelity Investments Money Market Treasury Portfolio Institutional Class 0.59% (a)(c)	116,702,923	116,702,923
TOTAL MONEY MARKET FUNDS
(Cost $215,542,705)		215,542,705
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $693,001,588)		730,353,786
NET OTHER ASSETS (LIABILITIES) - 0.0%		(122,789)
NET ASSETS - 100%		$730,230,997

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Air Transportation Portfolio	$217,023	$790,906	$--	$--	$997,313
Fidelity Banking Portfolio	5,859,884	--	100,000	--	5,769,507
Fidelity Biotechnology Portfolio	3,995,109	1,977,197	--	--	6,683,586
Fidelity Blue Chip Growth Fund	78,789	20,351	107,925	--	--
Fidelity Brokerage and Investment Management Portfolio	--	1,609,747	--	--	1,629,399
Fidelity Canada Fund	431,959	9,972	--	--	450,316
Fidelity Chemicals Portfolio	4,668,023	3,044	2,230,844	--	2,900,582
Fidelity Construction and Housing Portfolio	135,549	--	137,245	--	--
Fidelity Consumer Discretionary Portfolio	9,184,960	300,000	1,150,889	--	8,946,947
Fidelity Consumer Staples Portfolio	7,454,481	22,624	1,047,987	--	7,093,319
Fidelity Defense and Aerospace Portfolio	4,323,196	13,500	200,000	--	4,344,617
Fidelity Diversified International Fund	144,810	2,409,153	9,982	--	2,571,929
Fidelity Dividend Growth Fund	23,130	--	--	--	24,258
Fidelity Emerging Asia Fund	1,838,989	--	572,530	--	1,468,385
Fidelity Emerging Markets Fund	3,077,400	147,391	--	--	3,648,609
Fidelity Energy Portfolio	7,227,726	145,055	2,394,978	--	4,588,299
Fidelity Energy Service Portfolio	914,248	1,125,116	69,988	--	1,847,385
Fidelity Environmental and Alternative Energy Portfolio	39,354	--	--	--	42,304
Fidelity Equity Dividend Income Fund	747,422	79,241	807,701	--	42,557
Fidelity Europe Fund	154,384	520,098	--	--	698,508
Fidelity Extended Market Index Fund Premium Class	18,920	--	--	--	19,782
Fidelity Financial Services Portfolio	6,733,933	1,829,710	459,444	--	8,179,303
Fidelity Floating Rate High Income Fund	17,235,740	275,047	603,397	157,471	16,925,268
Fidelity Focused High Income Fund	254	3	--	3	260
Fidelity Global Commodity Stock Fund	2,019,156	98,019	34,993	--	2,144,803
Fidelity Gold Portfolio	138,494	--	--	--	151,939
Fidelity Health Care Portfolio	3,540,892	2,572,851	437,732	--	6,119,843
Fidelity Industrial Equipment Portfolio	2,440,483	--	202,500	--	2,315,123
Fidelity Industrials Portfolio	2,323,025	6,272	1,824,161	--	567,127
Fidelity Inflation-Protected Bond Index Fund Institutional Class	15,155,316	131,833	377,537	3,248	15,111,804
Fidelity Insurance Portfolio	7,140,619	--	4,602,122	--	2,706,394
Fidelity International Capital Appreciation Fund	2,601,628	--	280,000	--	2,581,153
Fidelity International Discovery Fund	414,483	623,680	347,618	--	737,018
Fidelity International Enhanced Index Fund	--	826,408	--	--	852,038
Fidelity International Index Fund Premium Class	7,080,181	325,848	--	--	7,958,152
Fidelity International Real Estate Fund	11,653	--	--	--	12,255
Fidelity International Small Cap Fund	7,733,455	51,458	352,086	--	8,104,079
Fidelity International Small Cap Opportunities Fund	2,531,502	--	188,803	--	2,547,163
Fidelity Investments Money Market Government Portfolio Institutional Class 0.60%	101,890,397	7,726,057	10,776,672	119,983	98,839,782
Fidelity Investments Money Market Treasury Portfolio Institutional Class 0.59%	116,570,396	132,527	--	132,527	116,702,923
Fidelity IT Services Portfolio	65,643	--	68,478	--	--
Fidelity Japan Fund	2,486,628	64,019	--	--	2,734,698
Fidelity Japan Smaller Companies Fund	2,086,539	--	--	--	2,238,934
Fidelity Large Cap Stock Fund	1,276,920	82,459	1,313,757	--	93,056
Fidelity Long-Term Treasury Bond Index Fund Premium Class	1,805,127	13,585	94,401	12,561	1,739,546
Fidelity Materials Portfolio	119,193	--	50,000	--	77,720
Fidelity Medical Equipment and Systems Portfolio	8,268,474	--	5,197,201	--	4,135,846
Fidelity Multimedia Portfolio	744,989	738,596	--	--	1,605,805
Fidelity Natural Gas Portfolio	4,608	--	--	--	4,287
Fidelity New Markets Income Fund	3,949,714	49,923	755,213	49,917	3,360,639
Fidelity Nordic Fund	1,250,724	--	990,158	--	287,434
Fidelity OTC Portfolio	71,053	63,043	127,491	--	14,240
Fidelity Overseas Fund	12,997,931	2,527,555	--	--	16,676,990
Fidelity Pacific Basin Fund	1,672,908	--	--	--	1,836,658
Fidelity Real Estate Investment Portfolio	2,932,384	2,792	1,384,626	2,792	1,531,513
Fidelity Retailing Portfolio	2,789,498	--	1,967,160	--	957,819
Fidelity Semiconductors Portfolio	5,490,805	--	657,424	--	5,334,035
Fidelity Series Commodity Strategy Fund	3,652,915	98,019	34,992	--	3,618,678
Fidelity Small Cap Value Fund	137,907	99,488	--	--	237,575
Fidelity Software and IT Services Portfolio	5,570,581	3,474	3,412,146	--	2,736,982
Fidelity Stock Selector Large Cap Value Fund	171,165	6,346	146,067	67	37,252
Fidelity Technology Portfolio	16,396,670	1,279,842	227,850	--	20,318,040
Fidelity Telecommunications Portfolio	3,838,407	201,062	1,304,566	--	2,738,450
Fidelity Transportation Portfolio	1,965,389	7,781	--	--	1,967,162
Fidelity U.S. Bond Index Fund Institutional Premium Class	319,312,189	4,276,713	15,868,868	1,986,326	308,523,661
Fidelity Utilities Portfolio	1,633,602	--	562,619	--	1,181,149
Fidelity Value Discovery Fund	--	115,584	72,816	--	41,588
Total	$746,788,926	$33,403,389	$63,552,967	$2,464,895	$730,353,786

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2017, the cost of investment securities for income tax purposes was $693,323,720. Net unrealized appreciation aggregated $37,030,066, of which $38,953,564 related to appreciated investment securities and $1,923,498 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Investor Freedom Income® Portfolio

March 31, 2017

VIPIFFINC-QTLY-0517
1.830283.111

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 15.7%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	55,320	$1,888,625
VIP Equity-Income Portfolio Investor Class (a)	89,680	1,986,407
VIP Growth & Income Portfolio Investor Class (a)	110,929	2,264,062
VIP Growth Portfolio Investor Class (a)	31,169	1,932,467
VIP Mid Cap Portfolio Investor Class (a)	16,142	552,049
VIP Value Portfolio Investor Class (a)	95,585	1,458,629
VIP Value Strategies Portfolio Investor Class (a)	53,439	714,478
TOTAL DOMESTIC EQUITY FUNDS
(Cost $8,477,405)		10,796,717

International Equity Funds - 10.6%
VIP Emerging Markets Portfolio Investor Class (a)	336,018	3,168,650
VIP Overseas Portfolio Investor Class (a)	213,059	4,103,516
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $6,246,909)		7,272,166

Bond Funds - 41.1%
VIP High Income Portfolio Investor Class (a)	253,010	1,381,433
VIP Investment Grade Bond Portfolio Investor Class (a)	2,126,478	26,878,675
TOTAL BOND FUNDS
(Cost $28,126,081)		28,260,108

Short-Term Funds - 32.6%
VIP Government Money Market Portfolio Investor Class 0.47% (a)(b)
(Cost $22,462,447)	22,462,447	22,462,447
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $65,312,842)		68,791,438
NET OTHER ASSETS (LIABILITIES) - 0.0%		1
NET ASSETS - 100%		$68,791,439

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$1,905,387	$136,762	$219,791	$3,916	$1,888,625
VIP Emerging Markets Portfolio Investor Class	3,057,043	101,735	388,470	5,131	3,168,650
VIP Equity-Income Portfolio Investor Class	2,020,310	93,981	155,563	2,490	1,986,407
VIP Government Money Market Portfolio Investor Class 0.47%	20,574,068	2,568,134	679,755	19,613	22,462,447
VIP Growth & Income Portfolio Investor Class	2,305,080	115,175	196,289	2,063	2,264,062
VIP Growth Portfolio Investor Class	1,913,080	190,387	267,677	2,325	1,932,467
VIP High Income Portfolio Investor Class	2,590,516	80,612	1,340,294	14,465	1,381,433
VIP Investment Grade Bond Portfolio Investor Class	26,198,217	1,423,309	848,854	99,645	26,878,675
VIP Mid Cap Portfolio Investor Class	549,938	40,350	44,866	780	552,049
VIP Overseas Portfolio Investor Class	3,766,183	308,471	284,255	--	4,103,516
VIP Value Portfolio Investor Class	1,489,062	48,690	135,395	2,929	1,458,629
VIP Value Strategies Portfolio Investor Class	721,079	172,523	74,540	1,833	714,478
Total	$67,089,963	$5,280,129	$4,635,749	$155,190	$68,791,438

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2017, the cost of investment securities for income tax purposes was $65,502,497. Net unrealized appreciation aggregated $3,288,941, of which $3,573,213 related to appreciated investment securities and $284,272 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Government Money Market Portfolio

March 31, 2017

VIPMM-QTLY-0517
1.814641.112

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 25.6%
	Yield(a)	Principal Amount	Value
U.S. Treasury Inflation Protected Obligations - 3.5%
U.S. Treasury Notes
4/15/17	0.85 to 0.87%	$134,714,160	$134,954,583
U.S. Treasury Obligations - 22.1%
U.S. Treasury Bills
4/20/17 to 9/28/17	0.48 to 0.91	452,863,000	452,047,239
U.S. Treasury Notes
4/15/17 to 10/31/18	0.50 to 0.96 (b)	390,553,000	390,790,734
			842,837,973
TOTAL U.S. TREASURY DEBT
(Cost $977,792,556)			977,792,556

Variable Rate Demand Note - 1.1%
Arizona - 0.1%
FNMA Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev. (San Martin Apts. Proj.) Series A2, 0.85% 4/7/17, LOC Fannie Mae, VRDN
4/7/17	0.85 (b)(c)	4,300,000	4,300,000
FNMA Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev. (Village Square Apts. Proj.) Series 2004, 0.85% 4/7/17, LOC Fannie Mae, VRDN
4/7/17	0.85 (b)(c)	1,000,000	1,000,000
			5,300,000
California - 0.2%
FHLMC San Diego Hsg. Auth. Multi-family Hsg. Rev. (Villa Nueva Apts. Proj.) Series 2007 F, 0.85% 4/7/17, LOC Freddie Mac, VRDN
4/7/17	0.85 (b)(c)	8,000,000	8,000,000
Florida - 0.2%
FNMA Polk County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Cambridge Cove Apts. Proj.) Series 2001, 0.91% 4/7/17, LOC Fannie Mae, VRDN
4/7/17	0.91 (b)(c)	7,100,000	7,100,000
Minnesota - 0.0%
FHLMC Bloomington Sr. Hsg. Rev. (Presbyterian Homes Proj.) Series 2008, 0.91% 4/7/17, LOC Freddie Mac, VRDN
4/7/17	0.91 (b)	1,965,000	1,965,000
Missouri - 0.1%
FHLMC Saint Louis Indl. Dev. Auth. (Saint Luke's Plaza Apts. Proj.) Series 2009, 0.9% 4/7/17, LOC Freddie Mac, VRDN
4/7/17	0.90 (b)	2,100,000	2,100,000
New Jersey - 0.1%
FNMA Camden County Impt. Auth. Rev. (Parkview Redev. Hsg. Proj.) Series 2006, 0.84% 4/7/17, LOC Fannie Mae, VRDN
4/7/17	0.84 (b)(c)	3,900,000	3,900,000
New York - 0.2%
FHLMC New York Hsg. Fin. Agcy. Rev. (Theatre Row Tower Hsg. Proj.) Series 2000 A, 0.97% 4/7/17, LOC Freddie Mac, VRDN
4/7/17	0.97 (b)(c)	6,700,000	6,700,000
Washington - 0.2%
FNMA Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (Vintage Mount Vernon Proj.) Series A, 0.85% 4/7/17, LOC Fannie Mae, VRDN
4/7/17	0.85 (b)(c)	7,500,000	7,500,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $42,565,000)			42,565,000

U.S. Government Agency Debt - 45.8%
Federal Agencies - 45.8%
Fannie Mae
4/27/17 to 1/11/18	0.65 to 0.98 (b)	38,460,000	38,464,046
Federal Farm Credit Bank
5/1/17 to 11/13/17	0.87 to 1.03 (b)	58,000,000	58,003,159
Federal Home Loan Bank
4/3/17 to 9/26/18	0.53 to 1.03 (b)	1,554,875,000	1,554,155,425
Freddie Mac
4/24/17 to 1/12/18	0.50 to 1.07 (b)	98,940,000	98,943,463
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $1,749,566,093)			1,749,566,093

U.S. Government Agency Repurchase Agreement - 14.3%
	Maturity Amount	Value
In a joint trading account at 0.81% dated 3/31/17 due 4/3/17 (Collateralized by U.S. Government Obligations) #	$262,225,741	$262,208,000
With:
BNP Paribas, S.A. at:
0.56%, dated 2/2/17 due 4/3/17 (Collateralized by U.S. Treasury Obligations valued at $3,092,210, 0.00% - 7.13%, 2/01/18 - 5/16/46)	3,002,800	3,000,000
0.59%, dated 2/8/17 due 4/7/17 (Collateralized by U.S. Treasury Obligations valued at $5,105,088, 0.00% - 7.13%, 2/16/18 - 2/15/46)	5,007,375	5,000,000
0.6%, dated 2/17/17 due 4/7/17 (Collateralized by U.S. Treasury Obligations valued at $11,329,271, 0.00% - 3.50%, 2/01/18 - 2/15/46)	11,015,950	11,000,000
0.66%, dated 2/27/17 due 5/26/17 (Collateralized by U.S. Treasury Obligations valued at $11,336,176, 0.00% - 3.50%, 2/16/18 - 5/16/46)	11,017,747	11,000,000
Citibank NA at:
0.78%, dated 3/28/17 due 4/4/17 (Collateralized by U.S. Treasury Obligations valued at $3,060,674, 0.13% - 4.38%, 4/15/17 - 10/20/44)	3,000,455	3,000,000
0.79%, dated 3/28/17 due 4/4/17 (Collateralized by U.S. Treasury Obligations valued at $17,342,481, 0.00% - 4.00%, 4/13/17 - 9/01/46)	17,002,611	17,000,000
Deutsche Bank Securities, Inc. at:
0.79%, dated 3/29/17 due 4/5/17 (Collateralized by U.S. Government Obligations valued at $31,623,470, 3.00% - 4.00%, 3/01/43 - 3/01/47)	31,004,762	31,000,000
0.8%, dated 3/30/17 due 4/6/17 (Collateralized by U.S. Government Obligations valued at $4,080,363, 3.50%, 7/20/45)	4,000,622	4,000,000
0.82%, dated 3/31/17 due 4/3/17 (Collateralized by U.S. Government Obligations valued at $17,341,185, 3.00% - 4.00%, 12/01/29 - 3/20/47)	17,001,162	17,000,000
ING Financial Markets LLC at 0.63%, dated:
2/8/17 due 5/5/17 (Collateralized by U.S. Government Obligations valued at $4,087,358, 1.25%, 7/26/19)	4,003,990	4,000,000
2/9/17 due 5/5/17 (Collateralized by U.S. Government Obligations valued at $5,107,952, 1.25%, 7/26/19)	5,004,900	5,000,000
2/10/17 due 5/5/17 (Collateralized by U.S. Government Obligations valued at $7,147,968, 1.50%, 10/28/20)	7,011,025	7,000,000
2/14/17 due 5/5/17 (Collateralized by U.S. Government Obligations valued at $6,125,411, 1.50%, 10/28/20)	6,009,450	6,000,000
2/15/17 due 5/5/17 (Collateralized by U.S. Government Obligations valued at $3,066,763, 1.25%, 7/26/19)	3,004,725	3,000,000
2/16/17 due 5/5/17 (Collateralized by U.S. Government Obligations valued at $6,125,411, 1.50%, 10/28/20)	6,009,450	6,000,000
2/17/17 due 5/5/17 (Collateralized by U.S. Government Obligations valued at $3,066,763, 1.25%, 7/26/19)	3,004,725	3,000,000
2/21/17 due 5/5/17 (Collateralized by U.S. Government Obligations valued at $6,125,411, 1.50%, 10/28/20)	6,009,450	6,000,000
Merrill Lynch, Pierce, Fenner & Smith at 0.59%, dated 2/13/17 due 4/7/17 (Collateralized by U.S. Government Obligations valued at $17,353,926, 3.50%, 2/20/47)	17,016,438	17,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.76%, dated 3/7/17 due 5/8/17 (Collateralized by U.S. Government Obligations valued at $7,144,070, 2.48% - 4.50%, 11/01/23 - 4/01/47)	7,009,162	7,000,000
0.77%, dated 3/7/17 due:
5/9/17 (Collateralized by U.S. Government Obligations valued at $6,123,534, 2.07% - 4.50%, 11/01/23 - 4/01/47)	6,008,085	6,000,000
5/10/17 (Collateralized by U.S. Government Obligations valued at $7,144,124, 2.74% - 3.53%, 9/01/37 - 6/20/46)	7,004,492	7,000,000
0.82%, dated 3/20/17 due 5/19/17 (Collateralized by U.S. Government Obligations valued at $8,162,602, 2.50% - 4.50%, 4/01/24 - 4/01/47)	8,010,933	8,000,000
0.83%, dated 3/28/17 due 5/26/17 (Collateralized by U.S. Government Obligations valued at $10,201,411, 2.24% - 4.50%, 10/01/34 - 4/01/47)	10,013,603	10,000,000
RBC Capital Markets Corp. at:
0.56%, dated 2/6/17 due 4/7/17 (Collateralized by U.S. Government Obligations valued at $6,126,555, 1.12% - 4.50%, 1/01/27 - 4/01/47)	6,005,880	6,000,000
0.58%, dated 2/14/17 due 4/7/17 (Collateralized by U.S. Government Obligations valued at $6,134,923, 1.12% - 4.50%, 5/01/21 - 4/01/47)	6,007,637	6,000,000
0.83%, dated:
3/13/17 due 5/26/17 (Collateralized by U.S. Government Obligations valued at $7,144,248, 1.12% - 4.87%, 1/01/27 - 4/01/47)	7,011,943	7,000,000
3/31/17 due 5/30/17 (Collateralized by U.S. Government Obligations valued at $4,080,283, 3.50% - 4.00%, 2/01/47 - 4/01/47)	4,005,533	4,000,000
0.84%, dated:
3/10/17 due 6/8/17 (Collateralized by U.S. Government Obligations valued at $4,085,988, 1.12% - 5.50%, 1/01/27 - 4/01/47)	4,008,400	4,000,000
3/15/17 due 6/14/17 (Collateralized by U.S. Government Obligations valued at $3,088,391, 1.12% - 5.00%, 4/01/27 - 4/01/47)	3,006,370	3,000,000
3/17/17 due 6/15/17 (Collateralized by U.S. Government Obligations valued at $3,061,913, 1.12% - 4.87%, 5/01/21 - 4/01/47)	3,006,300	3,000,000
RBC Dominion Securities at:
0.58%, dated 2/28/17 due 4/7/17:
(Collateralized by U.S. Government Obligations valued at $5,102,840, 1.25% - 4.50%, 10/31/18 - 1/20/47)	5,004,994	5,000,000
(Collateralized by U.S. Treasury Obligations valued at $5,113,288, 1.00% - 4.50%, 8/31/19 - 3/01/47)	5,005,075	5,000,000
0.78%, dated 3/17/17 due 4/7/17 (Collateralized by U.S. Government Obligations valued at $6,122,284, 0.75% - 4.50%, 5/31/18 - 1/20/47)	6,004,030	6,000,000
0.79%, dated:
3/16/17 due 4/7/17 (Collateralized by U.S. Government Obligations valued at $6,122,492, 1.00% - 3.50%, 10/31/18 - 4/20/46)	6,004,345	6,000,000
3/21/17 due 4/7/17 (Collateralized by U.S. Government Obligations valued at $6,121,799, 1.13% - 4.50%, 8/31/21 - 1/20/47)	6,008,295	6,000,000
3/23/17 due 4/7/17 (Collateralized by U.S. Treasury Obligations valued at $6,121,553, 1.00% - 2.13%, 8/31/19 - 2/29/24)	6,008,427	6,000,000
3/24/17 due 4/7/17 (Collateralized by U.S. Treasury Obligations valued at $6,121,350, 1.00% - 2.13%, 8/31/19 - 2/29/24)	6,008,163	6,000,000
0.81%, dated 3/22/17 due 4/7/17 (Collateralized by U.S. Treasury Obligations valued at $4,081,164, 1.00%, 8/31/19)	4,008,100	4,000,000
0.82%, dated 3/24/17 due 4/7/17 (Collateralized by U.S. Treasury Obligations valued at $2,040,517, 1.00% - 1.63%, 8/31/19 - 2/15/26)	2,004,282	2,000,000
0.83%, dated 3/27/17 due 4/7/17 (Collateralized by U.S. Government Obligations valued at $8,161,426, 1.38% - 4.50%, 8/31/21 - 1/20/47)	8,017,338	8,000,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $546,208,000)		546,208,000

U.S. Treasury Repurchase Agreement - 11.8%
With:
Barclays Capital, Inc. at 0.8%, dated 3/31/17 due 4/3/17 (Collateralized by U.S. Treasury Obligations valued at $2,040,194, 0.00% - 1.38%, 4/27/17 - 5/31/20)	2,000,133	2,000,000
BMO Harris Bank NA at:
0.54%, dated 2/9/17 due 4/7/17:
(Collateralized by U.S. Treasury Obligations valued at $5,208,430, 2.00% - 3.75%, 11/15/21 - 11/15/43)	5,004,500	5,000,000
(Collateralized by U.S. Treasury Obligations valued at $10,293,862, 1.38%, 4/30/20)	10,009,000	10,000,000
0.55%, dated:
2/1/17 due 4/7/17 (Collateralized by U.S. Treasury Obligations valued at $8,358,871, 3.63%, 8/15/43)	8,008,311	8,000,000
2/3/17 due 4/7/17:
(Collateralized by U.S. Treasury Obligations valued at $4,135,362, 1.75%, 5/15/23)	4,005,133	4,000,000
(Collateralized by U.S. Treasury Obligations valued at $4,106,461, 1.50%, 8/15/26)	4,005,072	4,000,000
0.56%, dated 1/31/17 due 4/7/17 (Collateralized by U.S. Treasury Obligations valued at $5,136,241, 0.88%, 6/15/17)	5,006,222	5,000,000
0.57%, dated 2/28/17 due 4/7/17 (Collateralized by U.S. Treasury Obligations valued at $5,148,805, 1.75%, 11/30/21)	5,004,671	5,000,000
0.76%, dated:
3/22/17 due 4/5/17 (Collateralized by U.S. Treasury Obligations valued at $14,296,478, 2.25%, 3/31/21)	14,004,138	14,000,000
3/23/17 due 4/5/17 (Collateralized by U.S. Treasury Obligations valued at $7,134,351, 2.13%, 9/30/21)	7,001,921	7,000,000
0.77%, dated 3/15/17 due 4/7/17 (Collateralized by U.S. Treasury Obligations valued at $5,183,915, 2.50%, 6/30/17)	5,003,850	5,000,000
BNP Paribas, S.A. at:
0.55%, dated 2/2/17 due 4/3/17 (Collateralized by U.S. Treasury Obligations valued at $8,167,509, 0.68% - 3.13%, 11/30/17 - 2/15/43)	8,007,333	8,000,000
0.56%, dated 1/31/17 due 4/6/17 (Collateralized by U.S. Treasury Obligations valued at $10,210,017, 0.00% - 8.00%, 6/22/17 - 2/15/43)	10,010,111	10,000,000
0.57%, dated:
1/20/17 due 4/7/17 (Collateralized by U.S. Treasury Obligations valued at $15,317,725, 0.00% - 8.00%, 5/25/17 - 2/15/43)	15,021,375	15,000,000
2/8/17 due 4/7/17 (Collateralized by U.S. Treasury Obligations valued at $15,313,599, 0.00% - 3.63%, 5/25/17 - 2/15/44)	15,021,375	15,000,000
0.6%, dated 1/20/17 due 4/20/17 (Collateralized by U.S. Treasury Obligations valued at $20,510,693, 1.75% - 3.13%, 1/31/23 - 5/15/46)	20,030,000	20,000,000
0.63%, dated:
2/24/17 due 4/7/17 (Collateralized by U.S. Treasury Obligations valued at $20,580,145, 0.00% - 3.50%, 5/25/17 - 2/15/43)	20,036,750	20,000,000
2/27/17 due 4/7/17 (Collateralized by U.S. Treasury Obligations valued at $30,619,022, 2.38% - 3.13%, 12/31/20 - 2/15/43)	30,055,125	30,000,000
0.78%, dated 3/16/17 due 4/7/17 (Collateralized by U.S. Treasury Obligations valued at $10,204,803, 1.38% - 3.50%, 9/30/20 - 5/15/44)	10,006,933	10,000,000
0.79%, dated:
3/16/17 due 4/7/17 (Collateralized by U.S. Treasury Obligations valued at $10,204,179, 0.68% - 3.38%, 1/31/19 - 5/15/44)	10,013,167	10,000,000
3/28/17 due 4/7/17 (Collateralized by U.S. Treasury Obligations valued at $12,242,095, 0.75% - 3.13%, 12/31/17 - 2/15/43)	12,015,537	12,000,000
Commerz Markets LLC at 0.85%, dated 3/31/17 due 4/3/17 (Collateralized by U.S. Treasury Obligations valued at $7,141,403, 1.13%, 6/15/18)	7,000,496	7,000,000
Deutsche Bank Securities, Inc. at:
0.78%, dated 3/29/17 due 4/5/17 (Collateralized by U.S. Treasury Obligations valued at $2,040,268, 0.00% - 8.88%, 5/25/17 - 8/15/17)	2,000,303	2,000,000
0.79%, dated 3/30/17 due 4/6/17 (Collateralized by U.S. Treasury Obligations valued at $4,080,359, 0.00% - 6.13%, 5/25/17 - 8/15/29)	4,000,614	4,000,000
0.81%, dated 3/31/17 due 4/3/17 (Collateralized by U.S. Treasury Obligations valued at $2,040,145, 0.00% - 7.63%, 5/25/17 - 5/15/30)	2,000,135	2,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 0.8%, dated 3/20/17 due 4/7/17 (Collateralized by U.S. Treasury Obligations valued at $8,193,828, 1.00% - 6.25%, 5/31/18 - 8/15/46)	8,015,644	8,000,000
MUFG Securities EMEA PLC at:
0.58%, dated 2/6/17 due 4/6/17 (Collateralized by U.S. Treasury Obligations valued at $1,054,397, 1.63%, 5/15/26)	1,000,951	1,000,000
0.6%, dated 2/13/17 due 4/7/17 (Collateralized by U.S. Treasury Obligations valued at $1,034,077, 1.50%, 5/31/19)	1,001,517	1,000,000
0.63%, dated 3/1/17 due 5/1/17 (Collateralized by U.S. Treasury Obligations valued at $3,068,924, 2.00%, 2/15/25)	3,003,203	3,000,000
0.77%, dated 3/9/17 due 4/10/17 (Collateralized by U.S. Treasury Obligations valued at $8,224,773, 2.63%, 8/15/20)	8,005,476	8,000,000
0.78%, dated 3/10/17 due 4/10/17 (Collateralized by U.S. Treasury Obligations valued at $7,228,516, 2.25%, 11/15/25)	7,004,702	7,000,000
0.8%, dated 3/31/17 due 4/3/17 (Collateralized by U.S. Treasury Obligations valued at $2,356,424, 1.63%, 5/15/26)	2,280,152	2,280,000
0.81%, dated:
3/14/17 due 4/18/17 (Collateralized by U.S. Treasury Obligations valued at $7,261,323, 1.63%, 5/15/26)	7,005,513	7,000,000
3/15/17 due 4/7/17:
(Collateralized by U.S. Treasury Obligations valued at $10,318,579, 2.13%, 5/15/25)	10,005,175	10,000,000
(Collateralized by U.S. Treasury Obligations valued at $4,157,154, 2.13%, 5/15/25)	4,002,070	4,000,000
3/17/17 due 4/10/17 (Collateralized by U.S. Treasury Obligations valued at $4,133,982, 1.50%, 11/30/19)	4,002,160	4,000,000
0.82%, dated:
3/17/17 due 4/18/17 (Collateralized by U.S. Treasury Obligations valued at $3,103,670, 2.00%, 11/15/26)	3,002,187	3,000,000
3/20/17 due 4/6/17 (Collateralized by U.S. Treasury Obligations valued at $3,106,480, 2.13%, 5/15/25)	3,001,162	3,000,000
Nomura Securities International, Inc. at:
0.78%, dated 3/30/17 due 4/6/17 (Collateralized by U.S. Treasury Obligations valued at $72,458,498, 2.00%, 8/31/21)	71,010,768	71,000,000
0.81%, dated 3/31/17 due 4/3/17 (Collateralized by U.S. Treasury Obligations valued at $35,820,663, 1.13%, 6/30/21)	35,002,363	35,000,000
RBC Capital Markets Corp. at:
0.54%, dated 2/3/17 due 4/3/17 (Collateralized by U.S. Treasury Obligations valued at $5,112,616, 0.00% - 4.50%, 4/27/17 - 2/15/46)	5,004,425	5,000,000
0.79%, dated 3/16/17 due 4/7/17:
(Collateralized by U.S. Treasury Obligations valued at $3,061,290, 0.75% - 6.13%, 8/31/18 - 11/15/45)	3,003,950	3,000,000
(Collateralized by U.S. Treasury Obligations valued at $4,094,618, 0.00% - 5.50%, 4/27/17 - 2/15/46)	4,005,881	4,000,000
RBC Dominion Securities at:
0.57%, dated 2/28/17 due 4/7/17 (Collateralized by U.S. Treasury Obligations valued at $5,102,761, 0.63% - 2.13%, 6/30/18 - 2/15/26)	5,004,671	5,000,000
0.78%, dated 3/22/17 due 4/7/17 (Collateralized by U.S. Treasury Obligations valued at $6,121,674, 1.00% - 3.63%, 8/31/19 - 2/15/26)	6,008,190	6,000,000
0.81%, dated 3/24/17 due 4/7/17 (Collateralized by U.S. Treasury Obligations valued at $3,060,760, 1.00% - 1.25%, 10/31/18 - 2/28/21)	3,006,345	3,000,000
0.82%, dated 3/27/17 due 4/7/17 (Collateralized by U.S. Treasury Obligations valued at $10,201,647, 0.75% - 3.63%, 10/31/18 - 2/15/26)	10,021,639	10,000,000
RBS Securities, Inc. at:
0.78%, dated 3/30/17 due 4/6/17 (Collateralized by U.S. Treasury Obligations valued at $7,142,418, 2.63%, 1/31/18)	7,001,062	7,000,000
0.8%, dated 3/31/17 due 4/3/17 (Collateralized by U.S. Treasury Obligations valued at $1,020,724, 1.88%, 8/31/17)	1,000,067	1,000,000
Societe Generale at:
0.55%, dated 2/2/17 due 4/3/17 (Collateralized by U.S. Treasury Obligations valued at $3,092,662, 0.00% - 2.88%, 8/31/17 - 5/15/43)	3,002,750	3,000,000
0.6%, dated 2/9/17 due 4/7/17 (Collateralized by U.S. Treasury Obligations valued at $5,104,572, 0.00% - 2.00%, 8/31/17 - 7/31/22)	5,007,917	5,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $453,280,000)		453,280,000
TOTAL INVESTMENT PORTFOLIO - 98.6%
(Cost $3,769,411,649)		3,769,411,649
NET OTHER ASSETS (LIABILITIES) - 1.4%		53,279,075
NET ASSETS - 100%		$3,822,690,724

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$262,208,000 due 4/03/17 at 0.81%
BNP Paribas, S.A.	$32,223,503
BNY Mellon Capital Markets LLC	7,441,013
Bank of America NA	38,395,627
Citibank NA	15,665,291
Credit Agricole CIB New York Branch	10,182,439
HSBC Securities (USA), Inc.	171,911
ING Financial Markets LLC	1,566,529
J.P. Morgan Securities, Inc.	32,911,255
Merrill Lynch, Pierce, Fenner & Smith, Inc.	10,182,439
Mizuho Securities USA, Inc.	24,124,548
RBC Dominion Securities, Inc.	10,923,000
Societe Generale	7,832,645
Wells Fargo Securities LLC	70,587,800
$262,208,000

Income Tax Information

At March 31, 2017 the cost for Federal Income Tax Purposes was $3,769,411,649.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom Income Portfolio

March 31, 2017

VIPFINC-QTLY-0517
1.830282.111

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 15.7%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	30,724	$1,054,770
VIP Equity-Income Portfolio Initial Class (a)	49,822	1,109,037
VIP Growth & Income Portfolio Initial Class (a)	61,692	1,264,068
VIP Growth Portfolio Initial Class (a)	17,329	1,078,928
VIP Mid Cap Portfolio Initial Class (a)	8,962	308,207
VIP Value Portfolio Initial Class (a)	53,262	814,376
VIP Value Strategies Portfolio Initial Class (a)	29,658	398,898
TOTAL DOMESTIC EQUITY FUNDS
(Cost $4,841,694)		6,028,284

International Equity Funds - 10.6%
VIP Emerging Markets Portfolio Initial Class (a)	186,804	1,769,029
VIP Overseas Portfolio Initial Class (a)	118,556	2,290,495
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,491,788)		4,059,524

Bond Funds - 41.1%
VIP High Income Portfolio Initial Class (a)	140,472	771,191
VIP Investment Grade Bond Portfolio Initial Class (a)	1,182,500	15,005,929
TOTAL BOND FUNDS
(Cost $15,688,992)		15,777,120

Short-Term Funds - 32.6%
VIP Government Money Market Portfolio Initial Class 0.49% (a)(b)
(Cost $12,540,580)	12,540,580	12,540,580
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $36,563,054)		38,405,508
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3,645)
NET ASSETS - 100%		$38,401,863

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$1,087,011	$93,264	$163,749	$2,346	$1,054,770
VIP Emerging Markets Portfolio Initial Class	1,742,816	83,300	282,286	3,110	1,769,029
VIP Equity-Income Portfolio Initial Class	1,152,940	69,804	129,605	1,514	1,109,037
VIP Government Money Market Portfolio Initial Class 0.49%	11,729,205	1,629,198	817,824	11,815	12,540,580
VIP Growth & Income Portfolio Initial Class	1,315,424	84,188	158,560	1,299	1,264,068
VIP Growth Portfolio Initial Class	1,090,861	124,026	191,233	1,463	1,078,928
VIP High Income Portfolio Initial Class	1,474,818	66,107	801,054	8,179	771,191
VIP Investment Grade Bond Portfolio Initial Class	14,935,903	1,041,295	1,031,842	57,583	15,005,929
VIP Mid Cap Portfolio Initial Class	313,674	27,408	36,773	459	308,207
VIP Overseas Portfolio Initial Class	2,148,058	205,680	240,150	480	2,290,495
VIP Value Portfolio Initial Class	849,898	39,788	107,467	1,778	814,376
VIP Value Strategies Portfolio Initial Class	411,279	103,642	56,939	1,090	398,898
Total	$38,251,887	$3,567,700	$4,017,482	$91,116	$38,405,508

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2017, the cost of investment securities for income tax purposes was $36,675,577. Net unrealized appreciation aggregated $1,729,931, of which $1,913,918 related to appreciated investment securities and $183,987 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2030 Portfolio

March 31, 2017

VIPF2030-QTLY-0517
1.830294.111

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 54.2%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	776,084	$26,642,976
VIP Equity-Income Portfolio Initial Class (a)	1,258,482	28,013,803
VIP Growth & Income Portfolio Initial Class (a)	1,558,356	31,930,713
VIP Growth Portfolio Initial Class (a)	437,732	27,253,180
VIP Mid Cap Portfolio Initial Class (a)	226,367	7,784,777
VIP Value Portfolio Initial Class (a)	1,345,349	20,570,382
VIP Value Strategies Portfolio Initial Class (a)	749,098	10,075,364
TOTAL DOMESTIC EQUITY FUNDS
(Cost $117,058,382)		152,271,195

International Equity Funds - 27.5%
VIP Emerging Markets Portfolio Initial Class (a)	2,704,163	25,608,425
VIP Overseas Portfolio Initial Class (a)	2,677,420	51,727,753
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $68,479,112)		77,336,178

Bond Funds - 15.7%
VIP High Income Portfolio Initial Class (a)	1,027,858	5,642,942
VIP Investment Grade Bond Portfolio Initial Class (a)	3,030,017	38,450,913
TOTAL BOND FUNDS
(Cost $44,279,096)		44,093,855

Short-Term Funds - 2.6%
VIP Government Money Market Portfolio Initial Class 0.49% (a)(b)
(Cost $7,310,846)	7,310,846	7,310,846
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $237,127,436)		281,012,074
NET OTHER ASSETS (LIABILITIES) - 0.0%		(35,254)
NET ASSETS - 100%		$280,976,820

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$25,204,207	$2,385,656	$1,841,746	$54,942	$26,642,976
VIP Emerging Markets Portfolio Initial Class	23,398,414	1,336,891	2,218,799	41,819	25,608,425
VIP Equity-Income Portfolio Initial Class	26,731,774	2,109,719	1,184,127	35,158	28,013,803
VIP Government Money Market Portfolio Initial Class 0.49%	2,064,694	5,363,091	116,939	3,961	7,310,846
VIP Growth & Income Portfolio Initial Class	30,497,948	2,395,757	1,482,329	30,162	31,930,713
VIP Growth Portfolio Initial Class	25,300,570	3,107,198	2,464,627	33,998	27,253,180
VIP High Income Portfolio Initial Class	10,002,566	489,704	5,063,030	55,570	5,642,942
VIP Investment Grade Bond Portfolio Initial Class	32,920,874	6,808,810	1,427,821	127,140	38,450,913
VIP Mid Cap Portfolio Initial Class	7,274,102	728,662	308,236	10,664	7,784,777
VIP Overseas Portfolio Initial Class	48,363,345	2,596,756	3,309,248	10,823	51,727,753
VIP Value Portfolio Initial Class	19,702,852	1,268,067	1,139,035	41,289	20,570,382
VIP Value Strategies Portfolio Initial Class	9,534,740	2,530,677	616,907	25,302	10,075,364
Total	$260,996,086	$31,120,988	$21,172,844	$470,378	$281,012,074

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2017, the cost of investment securities for income tax purposes was $239,746,598. Net unrealized appreciation aggregated $41,265,476, of which $42,964,522 related to appreciated investment securities and $1,699,046 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Investor Freedom® 2010 Portfolio

March 31, 2017

VIPIFF2010-QTLY-0517
1.830287.111

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 29.5%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	93,040	$3,176,385
VIP Equity-Income Portfolio Investor Class (a)	150,827	3,340,811
VIP Growth & Income Portfolio Investor Class (a)	186,568	3,807,860
VIP Growth Portfolio Investor Class (a)	52,421	3,250,093
VIP Mid Cap Portfolio Investor Class (a)	27,147	928,412
VIP Value Portfolio Investor Class (a)	160,757	2,453,146
VIP Value Strategies Portfolio Investor Class(a)	89,872	1,201,594
TOTAL DOMESTIC EQUITY FUNDS
(Cost $14,860,220)		18,158,301

International Equity Funds - 16.9%
VIP Emerging Markets Portfolio Investor Class (a)	422,827	3,987,261
VIP Overseas Portfolio Investor Class (a)	334,602	6,444,431
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $9,852,819)		10,431,692

Bond Funds - 33.8%
VIP High Income Portfolio Investor Class (a)	226,576	1,237,103
VIP Investment Grade Bond Portfolio Investor Class (a)	1,549,632	19,587,343
TOTAL BOND FUNDS
(Cost $20,653,095)		20,824,446

Short-Term Funds - 19.8%
VIP Government Money Market Portfolio Investor Class 0.47% (a)(b)
(Cost $12,187,461)	12,187,461	12,187,461
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $57,553,595)		61,601,900
NET OTHER ASSETS (LIABILITIES) - 0.0%		7
NET ASSETS - 100%		$61,601,907

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$3,165,910	$256,382	$356,328	$6,554	$3,176,385
VIP Emerging Markets Portfolio Investor Class	3,813,458	162,167	488,523	6,448	3,987,261
VIP Equity-Income Portfolio Investor Class	3,357,522	186,404	249,458	4,168	3,340,811
VIP Government Money Market Portfolio Investor Class 0.47%	10,397,441	2,293,719	503,699	10,232	12,187,461
VIP Growth & Income Portfolio Investor Class	3,830,821	226,088	315,984	3,453	3,807,860
VIP Growth Portfolio Investor Class	3,177,087	346,803	434,605	3,891	3,250,093
VIP High Income Portfolio Investor Class	2,293,171	98,256	1,199,201	12,901	1,237,103
VIP Investment Grade Bond Portfolio Investor Class	18,719,638	1,653,518	862,678	71,752	19,587,343
VIP Mid Cap Portfolio Investor Class	913,539	75,773	71,760	1,304	928,412
VIP Overseas Portfolio Investor Class	6,162,157	296,487	528,339	--	6,444,431
VIP Value Portfolio Investor Class	2,474,918	102,903	218,475	4,903	2,453,146
VIP Value Strategies Portfolio Investor Class	1,198,104	298,988	120,141	3,070	1,201,594
Total	$59,503,766	$5,997,488	$5,349,191	$128,676	$61,601,900

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2017, the cost of investment securities for income tax purposes was $57,804,944. Net unrealized appreciation aggregated $3,796,956, of which $4,413,329 related to appreciated investment securities and $616,373 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Investor Freedom® 2015 Portfolio

March 31, 2017

VIPIFF2015-QTLY-0517
1.830290.111

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 35.8%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	188,985	$6,451,937
VIP Equity-Income Portfolio Investor Class (a)	306,361	6,785,890
VIP Growth & Income Portfolio Investor Class (a)	378,964	7,734,646
VIP Growth Portfolio Investor Class (a)	106,478	6,601,640
VIP Mid Cap Portfolio Investor Class (a)	55,140	1,885,777
VIP Value Portfolio Investor Class (a)	326,529	4,982,836
VIP Value Strategies Portfolio Investor Class (a)	182,547	2,440,653
TOTAL DOMESTIC EQUITY FUNDS
(Cost $29,613,551)		36,883,379

International Equity Funds - 19.6%
VIP Emerging Markets Portfolio Investor Class (a)	779,785	7,353,375
VIP Overseas Portfolio Investor Class (a)	669,414	12,892,923
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $18,646,412)		20,246,298

Bond Funds - 30.2%
VIP High Income Portfolio Investor Class (a)	378,921	2,068,910
VIP Investment Grade Bond Portfolio Investor Class (a)	2,295,837	29,019,374
TOTAL BOND FUNDS
(Cost $30,913,016)		31,088,284

Short-Term Funds - 14.4%
VIP Government Money Market Portfolio Investor Class 0.47% (a)(b)
(Cost $14,804,505)	14,804,505	14,804,505
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $93,977,484)		103,022,466
NET OTHER ASSETS (LIABILITIES) - 0.0%		1
NET ASSETS - 100%		$103,022,467

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$6,272,386	$477,991	$517,791	$12,962	$6,451,937
VIP Emerging Markets Portfolio Investor Class	6,869,951	260,007	685,084	11,596	7,353,375
VIP Equity-Income Portfolio Investor Class	6,651,000	358,664	313,940	8,242	6,785,890
VIP Government Money Market Portfolio Investor Class 0.47%	11,814,075	3,335,749	345,320	11,959	14,804,505
VIP Growth & Income Portfolio Investor Class	7,588,800	411,985	396,529	6,827	7,734,646
VIP Growth Portfolio Investor Class	6,296,463	656,146	672,962	7,697	6,601,640
VIP High Income Portfolio Investor Class	3,760,090	136,711	1,901,460	21,113	2,068,910
VIP Investment Grade Bond Portfolio Investor Class	27,163,309	2,491,512	750,345	103,905	29,019,374
VIP Mid Cap Portfolio Investor Class	1,809,982	141,201	86,841	2,579	1,885,777
VIP Overseas Portfolio Investor Class	12,169,414	437,450	738,341	--	12,892,923
VIP Value Portfolio Investor Class	4,902,408	196,119	300,302	9,695	4,982,836
VIP Value Strategies Portfolio Investor Class	2,373,783	580,253	166,624	6,070	2,440,653
Total	$97,671,661	$9,483,788	$6,875,539	$202,645	$103,022,466

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2017, the cost of investment securities for income tax purposes was $94,393,456. Net unrealized appreciation aggregated $8,629,010, of which $9,540,307 related to appreciated investment securities and $911,297 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2050 Portfolio

March 31, 2017

VF-2050-QTLY-0517
1.903288.107

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.4%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	60,961	$2,092,806
VIP Equity-Income Portfolio Initial Class (a)	98,854	2,200,487
VIP Growth & Income Portfolio Initial Class (a)	122,411	2,508,203
VIP Growth Portfolio Initial Class (a)	34,384	2,140,729
VIP Mid Cap Portfolio Initial Class (a)	17,781	611,477
VIP Value Portfolio Initial Class (a)	105,677	1,615,794
VIP Value Strategies Portfolio Initial Class (a)	58,840	791,397
TOTAL DOMESTIC EQUITY FUNDS
(Cost $11,124,574)		11,960,893

International Equity Funds - 31.0%
VIP Emerging Markets Portfolio Initial Class (a)	201,011	1,903,572
VIP Overseas Portfolio Initial Class (a)	209,215	4,042,030
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $5,632,521)		5,945,602

Bond Funds - 4.0%
VIP High Income Portfolio Initial Class (a)	70,136	385,046
VIP Investment Grade Bond Portfolio Initial Class (a)	30,509	387,157
TOTAL BOND FUNDS
(Cost $765,173)		772,203

Short-Term Funds - 2.6%
VIP Government Money Market Portfolio Initial Class 0.49% (a)(b)
(Cost $498,874)	498,874	498,874
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $18,021,142)		19,177,572
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,445)
NET ASSETS - 100%		$19,175,127

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$1,955,701	$223,369	$156,077	$4,293	$2,092,806
VIP Emerging Markets Portfolio Initial Class	1,726,669	126,424	179,852	3,133	1,903,572
VIP Equity-Income Portfolio Initial Class	2,073,929	249,082	150,470	2,770	2,200,487
VIP Government Money Market Portfolio Initial Class 0.49%	141,074	379,350	21,549	269	498,874
VIP Growth & Income Portfolio Initial Class	2,366,147	273,069	171,854	2,376	2,508,203
VIP Growth Portfolio Initial Class	1,963,657	275,151	200,253	2,680	2,140,729
VIP High Income Portfolio Initial Class	683,379	47,264	360,212	3,855	385,046
VIP Investment Grade Bond Portfolio Initial Class	357,768	54,350	26,339	1,403	387,157
VIP Mid Cap Portfolio Initial Class	564,488	81,840	41,725	840	611,477
VIP Overseas Portfolio Initial Class	3,748,920	268,516	294,614	852	4,042,030
VIP Value Portfolio Initial Class	1,528,757	139,824	110,440	3,253	1,615,794
VIP Value Strategies Portfolio Initial Class	739,912	217,372	57,347	1,996	791,397
Total	$17,850,401	$2,335,611	$1,770,732	$27,720	$19,177,572

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2017, the cost of investment securities for income tax purposes was $18,269,014. Net unrealized appreciation aggregated $908,558, of which $1,180,791 related to appreciated investment securities and $272,233 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

FundsManager 70% Portfolio

March 31, 2017

VF70-QTLY-0517
1.847120.110

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 73.2%
	Shares	Value
Domestic Equity Funds - 50.4%
Fidelity 500 Index Fund Premium Class (a)	357	$29,686
Fidelity Air Transportation Portfolio (a)	59,708	4,436,292
Fidelity Banking Portfolio (a)	1,008,584	32,526,833
Fidelity Biotechnology Portfolio (a)	120,810	24,346,920
Fidelity Blue Chip Growth Fund (a)	2,121	159,721
Fidelity Blue Chip Value Fund (a)	197,332	3,593,417
Fidelity Brokerage and Investment Management Portfolio (a)	50,836	3,572,787
Fidelity Chemicals Portfolio (a)	97,702	16,146,266
Fidelity Construction and Housing Portfolio (a)	60,156	3,782,634
Fidelity Consumer Discretionary Portfolio (a)	1,266,993	47,790,967
Fidelity Consumer Staples Portfolio (a)	394,794	38,772,710
Fidelity Defense and Aerospace Portfolio (a)	84,269	11,426,810
Fidelity Energy Portfolio (a)	555,781	24,320,958
Fidelity Energy Service Portfolio (a)	173,840	9,274,360
Fidelity Environmental and Alternative Energy Portfolio (a)	603	14,612
Fidelity Equity Dividend Income Fund (a)	312,856	8,609,803
Fidelity Financial Services Portfolio (a)	417,636	41,905,630
Fidelity Global Commodity Stock Fund (a)	317,638	3,700,484
Fidelity Gold Portfolio (a)	4,639	97,520
Fidelity Health Care Portfolio (a)	242,249	50,298,134
Fidelity Industrial Equipment Portfolio (a)	230,128	9,304,084
Fidelity Industrials Portfolio (a)	715,345	23,835,289
Fidelity Insurance Portfolio (a)	214,714	17,136,301
Fidelity Large Cap Stock Fund (a)	228,759	7,006,890
Fidelity Magellan Fund (a)	241	23,418
Fidelity Materials Portfolio (a)	2,286	187,337
Fidelity Medical Equipment and Systems Portfolio (a)	460,402	19,442,779
Fidelity Multimedia Portfolio (a)	108,723	8,972,917
Fidelity Nasdaq Composite Index Fund (a)	2,571	199,845
Fidelity OTC Portfolio (a)	7,101	668,655
Fidelity Real Estate Investment Portfolio (a)	59,670	2,473,326
Fidelity Retailing Portfolio (a)	43,488	5,115,506
Fidelity Semiconductors Portfolio (a)	206,973	21,653,523
Fidelity Series Commodity Strategy Fund (a)(b)	1,174,457	6,201,133
Fidelity Small Cap Stock Fund (a)	7,318	141,025
Fidelity Small Cap Value Fund (a)	56,047	1,055,369
Fidelity Software and IT Services Portfolio (a)	59,082	8,465,292
Fidelity Stock Selector Large Cap Value Fund (a)	995,745	19,138,210
Fidelity Technology Portfolio (a)	852,730	130,288,685
Fidelity Telecommunications Portfolio (a)	209,395	14,636,739
Fidelity Transportation Portfolio (a)	49,804	4,473,389
Fidelity Utilities Portfolio (a)	73,160	5,639,869
Fidelity Value Discovery Fund (a)	52,827	1,425,813

TOTAL DOMESTIC EQUITY FUNDS		632,291,938

International Equity Funds - 22.8%
Fidelity Canada Fund (a)	32,007	1,595,853
Fidelity Diversified International Fund (a)	937,505	33,703,302
Fidelity Emerging Asia Fund (a)	60,214	2,127,977
Fidelity Emerging Markets Fund (a)	161,669	4,096,692
Fidelity Europe Fund (a)	522,413	18,608,348
Fidelity International Capital Appreciation Fund (a)	250,444	4,425,339
Fidelity International Discovery Fund (a)	388,661	15,390,956
Fidelity International Enhanced Index Fund (a)	519,936	4,559,836
Fidelity International Index Fund Institutional Class (a)	717,892	27,308,629
Fidelity International Real Estate Fund (a)	1,709	17,053
Fidelity International Small Cap Fund (a)	793,199	20,099,662
Fidelity International Small Cap Opportunities Fund (a)	659,144	10,388,110
Fidelity Japan Fund (a)	632,311	8,131,516
Fidelity Japan Smaller Companies Fund (a)	846,365	13,304,859
Fidelity Nordic Fund (a)	66,467	3,081,415
Fidelity Overseas Fund (a)	2,666,661	114,559,773
Fidelity Pacific Basin Fund (a)	180,508	5,243,772

TOTAL INTERNATIONAL EQUITY FUNDS		286,643,092

TOTAL EQUITY FUNDS
(Cost $752,147,185)		918,935,030

Fixed-Income Funds - 22.8%
Fixed-Income Funds - 22.8%
Fidelity Floating Rate High Income Fund (a)	2,520,249	24,320,404
Fidelity Inflation-Protected Bond Index Fund Institutional Class (a)	2,558,563	25,073,920
Fidelity Long-Term Treasury Bond Index Fund Premium Class (a)	392,666	4,982,931
Fidelity New Markets Income Fund (a)	404,884	6,514,579
Fidelity U.S. Bond Index Fund Institutional Premium Class (a)	19,595,409	225,739,113
TOTAL FIXED-INCOME FUNDS
(Cost $279,786,636)		286,630,947

Money Market Funds - 4.0%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.60% (a)(c)
(Cost $49,572,531)	49,572,531	49,572,531
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,081,506,352)		1,255,138,508
NET OTHER ASSETS (LIABILITIES) - 0.0%		(214,728)
NET ASSETS - 100%		$1,254,923,780

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity 500 Index Fund Premium Class	$27,989	$--	$--	$--	$29,686
Fidelity Air Transportation Portfolio	855,134	3,624,992	--	--	4,436,292
Fidelity Banking Portfolio	32,476,403	--	--	--	32,526,833
Fidelity Biotechnology Portfolio	12,337,382	9,609,802	--	--	24,346,920
Fidelity Blue Chip Growth Fund	2,499,653	345,716	2,833,907	--	159,721
Fidelity Blue Chip Value Fund	4,018,520	--	638,288	--	3,593,417
Fidelity Brokerage and Investment Management Portfolio	--	3,530,770	--	--	3,572,787
Fidelity Canada Fund	1,525,263	40,803	--	--	1,595,853
Fidelity Chemicals Portfolio	22,160,403	58,037	8,324,285	--	16,146,266
Fidelity Construction and Housing Portfolio	3,859,631	--	331,568	--	3,782,634
Fidelity Consumer Discretionary Portfolio	45,315,749	3,654,298	4,309,755	--	47,790,967
Fidelity Consumer Staples Portfolio	36,221,013	866,397	1,632,675	--	38,772,710
Fidelity Contrafund	320,517	631	340,360	15	--
Fidelity Defense and Aerospace Portfolio	11,796,278	--	920,586	--	11,426,810
Fidelity Diversified International Fund	29,552,309	5,733,913	3,821,100	--	33,703,302
Fidelity Emerging Asia Fund	2,040,422	--	179,077	--	2,127,977
Fidelity Emerging Markets Fund	3,606,835	--	--	--	4,096,692
Fidelity Energy Portfolio	32,639,057	1,437,448	7,891,292	--	24,320,958
Fidelity Energy Service Portfolio	5,015,772	4,880,619	52,501	--	9,274,360
Fidelity Environmental and Alternative Energy Portfolio	13,594	--	--	--	14,612
Fidelity Equity Dividend Income Fund	9,445,824	564,212	1,650,902	--	8,609,803
Fidelity Europe Fund	13,394,074	4,281,455	--	--	18,608,348
Fidelity Financial Services Portfolio	35,206,641	6,415,172	265,830	--	41,905,630
Fidelity Floating Rate High Income Fund	23,842,083	807,221	353,766	221,744	24,320,404
Fidelity Focused High Income Fund	7,659	--	7,722	23	--
Fidelity Global Commodity Stock Fund	3,066,870	561,632	13,112	--	3,700,484
Fidelity Gold Portfolio	88,890	--	--	--	97,520
Fidelity Health Care Portfolio	39,679,945	6,476,037	729,917	--	50,298,134
Fidelity Industrial Equipment Portfolio	11,087,156	--	2,124,678	--	9,304,084
Fidelity Industrials Portfolio	28,286,972	543,251	5,790,117	--	23,835,289
Fidelity Inflation-Protected Bond Index Fund Institutional Class	23,315,099	1,435,348	--	5,157	25,073,920
Fidelity Insurance Portfolio	25,938,986	--	9,453,496	--	17,136,301
Fidelity International Capital Appreciation Fund	4,297,105	--	300,000	--	4,425,339
Fidelity International Discovery Fund	12,776,175	2,373,912	900,000	--	15,390,956
Fidelity International Enhanced Index Fund	--	4,323,267	--	--	4,559,836
Fidelity International Index Fund Institutional Class	22,985,569	2,478,112	--	--	27,308,629
Fidelity International Real Estate Fund	16,216	--	--	--	17,053
Fidelity International Small Cap Fund	17,938,191	783,354	218,734	--	20,099,662
Fidelity International Small Cap Opportunities Fund	9,788,910	--	200,000	--	10,388,110
Fidelity Investments Money Market Government Portfolio Institutional Class 0.60%	37,802,920	12,271,942	502,331	49,388	49,572,531
Fidelity IT Services Portfolio	108,049	--	112,715	--	--
Fidelity Japan Fund	7,009,467	599,878	--	--	8,131,516
Fidelity Japan Smaller Companies Fund	12,399,248	--	--	--	13,304,859
Fidelity Large Cap Stock Fund	5,844,573	902,199	--	--	7,006,890
Fidelity Long-Term Treasury Bond Index Fund Premium Class	5,292,744	104,838	454,357	36,685	4,982,931
Fidelity Magellan Fund	22,006	--	--	--	23,418
Fidelity Materials Portfolio	1,644,027	--	1,567,241	--	187,337
Fidelity Medical Equipment and Systems Portfolio	24,968,352	--	8,865,654	--	19,442,779
Fidelity Multimedia Portfolio	3,301,234	5,075,895	--	--	8,972,917
Fidelity Nasdaq Composite Index Fund	2,033,205	--	2,020,267	--	199,845
Fidelity New Markets Income Fund	6,491,081	89,521	268,366	89,500	6,514,579
Fidelity Nordic Fund	3,956,507	--	984,546	--	3,081,415
Fidelity OTC Portfolio	498,223	703,032	612,786	--	668,655
Fidelity Overseas Fund	97,860,464	8,580,769	517,632	--	114,559,773
Fidelity Pacific Basin Fund	4,776,255	--	--	--	5,243,772
Fidelity Real Estate Investment Portfolio	4,955,603	4,450	2,465,360	4,450	2,473,326
Fidelity Retailing Portfolio	12,549,919	35,020	8,028,655	--	5,115,506
Fidelity Semiconductors Portfolio	19,843,926	435,927	496,321	--	21,653,523
Fidelity Series Commodity Strategy Fund	5,701,086	681,620	13,112	--	6,201,133
Fidelity Small Cap Stock Fund	137,878	--	--	--	141,025
Fidelity Small Cap Value Fund	563,897	491,443	--	--	1,055,369
Fidelity Software and IT Services Portfolio	33,558,974	217,611	28,589,015	--	8,465,292
Fidelity Stock Selector Large Cap Value Fund	22,172,147	53,228	3,694,414	7,149	19,138,210
Fidelity Technology Portfolio	84,334,815	30,652,499	508,590	--	130,288,685
Fidelity Telecommunications Portfolio	18,400,124	1,447,696	5,201,669	--	14,636,739
Fidelity Transportation Portfolio	2,779,561	1,753,944	--	--	4,473,389
Fidelity U.S. Bond Index Fund Institutional Premium Class	222,275,665	6,296,598	3,416,061	1,412,454	225,739,113
Fidelity Utilities Portfolio	7,356,514	--	2,190,454	--	5,639,869
Fidelity Value Discovery Fund	802,970	1,037,095	457,194	--	1,425,813
Total	$1,176,885,723	$136,261,604	$124,250,408	$1,826,565	$1,255,138,508

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2017, the cost of investment securities for income tax purposes was $1,082,272,077. Net unrealized appreciation aggregated $172,866,431, of which $175,842,408 related to appreciated investment securities and $2,975,977 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2040 Portfolio

March 31, 2017

VF-2040-QTLY-0517
1.903284.107

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.4%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	189,641	$6,510,374
VIP Equity-Income Portfolio Initial Class (a)	307,518	6,845,343
VIP Growth & Income Portfolio Initial Class (a)	380,797	7,802,535
VIP Growth Portfolio Initial Class (a)	106,962	6,659,478
VIP Mid Cap Portfolio Initial Class (a)	55,313	1,902,220
VIP Value Portfolio Initial Class (a)	328,743	5,026,478
VIP Value Strategies Portfolio Initial Class (a)	183,043	2,461,930
TOTAL DOMESTIC EQUITY FUNDS
(Cost $33,794,298)		37,208,358

International Equity Funds - 31.0%
VIP Emerging Markets Portfolio Initial Class (a)	625,315	5,921,731
VIP Overseas Portfolio Initial Class (a)	650,855	12,574,518
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $17,281,640)		18,496,249

Bond Funds - 4.0%
VIP High Income Portfolio Initial Class (a)	218,184	1,197,829
VIP Investment Grade Bond Portfolio Initial Class (a)	94,909	1,204,396
TOTAL BOND FUNDS
(Cost $2,378,963)		2,402,225

Short-Term Funds - 2.6%
VIP Government Money Market Portfolio Initial Class 0.49% (a)(b)
(Cost $1,551,920)	1,551,920	1,551,920
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $55,006,821)		59,658,752
NET OTHER ASSETS (LIABILITIES) - 0.0%		(5,743)
NET ASSETS - 100%		$59,653,009

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$5,431,982	$1,133,976	$253,390	$12,076	$6,510,374
VIP Emerging Markets Portfolio Initial Class	4,801,933	827,044	374,170	8,827	5,921,731
VIP Equity-Income Portfolio Initial Class	5,760,933	1,204,787	193,430	7,791	6,845,343
VIP Government Money Market Portfolio Initial Class 0.49%	392,159	1,179,059	19,297	799	1,551,920
VIP Growth & Income Portfolio Initial Class	6,572,775	1,343,463	220,919	6,684	7,802,535
VIP Growth Portfolio Initial Class	5,454,291	1,307,774	395,465	7,538	6,659,478
VIP High Income Portfolio Initial Class	1,899,084	242,580	986,015	10,848	1,197,829
VIP Investment Grade Bond Portfolio Initial Class	994,640	238,604	33,859	3,952	1,204,396
VIP Mid Cap Portfolio Initial Class	1,568,257	368,042	53,637	2,365	1,902,220
VIP Overseas Portfolio Initial Class	10,414,948	1,718,153	483,659	2,396	12,574,518
VIP Value Portfolio Initial Class	4,245,762	768,312	148,801	9,148	5,026,478
VIP Value Strategies Portfolio Initial Class	2,055,047	798,433	86,539	5,608	2,461,930
Total	$49,591,811	$11,130,227	$3,249,181	$78,032	$59,658,752

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2017, the cost of investment securities for income tax purposes was $55,522,604. Net unrealized appreciation aggregated $4,136,148, of which $4,709,834 related to appreciated investment securities and $573,686 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Target Volatility Portfolio

March 31, 2017

VIPTV-QTLY-0517
1.955029.104

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 64.1%
	Shares	Value
Domestic Equity Funds - 43.3%
Fidelity Air Transportation Portfolio (a)	16,672	$1,238,712
Fidelity Banking Portfolio (a)	18,563	598,655
Fidelity Biotechnology Portfolio (a)	23,413	4,718,426
Fidelity Blue Chip Growth Fund (a)	9,201	693,017
Fidelity Blue Chip Value Fund (a)	41,257	751,282
Fidelity Brokerage and Investment Management Portfolio (a)	14,555	1,022,957
Fidelity Chemicals Portfolio (a)	8,246	1,362,740
Fidelity Consumer Discretionary Portfolio (a)	186,596	7,038,401
Fidelity Consumer Staples Portfolio (a)	57,380	5,635,339
Fidelity Defense and Aerospace Portfolio (a)	23,943	3,246,724
Fidelity Energy Portfolio (a)	59,078	2,585,274
Fidelity Energy Service Portfolio (a)	35,486	1,893,181
Fidelity Environmental and Alternative Energy Portfolio (a)	3,169	76,815
Fidelity Equity Dividend Income Fund (a)	84,006	2,311,855
Fidelity Equity-Income Fund (a)	1,452	85,054
Fidelity Financial Services Portfolio (a)	41,239	4,137,962
Fidelity Global Commodity Stock Fund (a)	12,237	142,556
Fidelity Health Care Portfolio (a)	23,081	4,792,217
Fidelity Industrial Equipment Portfolio (a)	7,701	311,360
Fidelity Industrials Portfolio (a)	57,623	1,919,997
Fidelity Insurance Portfolio (a)	21,232	1,694,560
Fidelity Large Cap Stock Fund (a)	66,229	2,028,593
Fidelity Low-Priced Stock Fund (a)	2,045	105,521
Fidelity Medical Equipment and Systems Portfolio (a)	66,049	2,789,239
Fidelity Mid Cap Value Fund (a)	10	258
Fidelity Multimedia Portfolio (a)	23,753	1,960,330
Fidelity OTC Portfolio (a)	4,721	444,494
Fidelity Real Estate Investment Portfolio (a)	13,489	559,103
Fidelity Retailing Portfolio (a)	1,598	188,004
Fidelity Semiconductors Portfolio (a)	29,270	3,062,232
Fidelity Series Commodity Strategy Fund (a)(b)	23,636	124,801
Fidelity Small Cap Stock Fund (a)	5,493	105,859
Fidelity Small Cap Value Fund (a)	30,008	565,057
Fidelity Software and IT Services Portfolio (a)	4,589	657,557
Fidelity Stock Selector Large Cap Value Fund (a)	133,611	2,567,995
Fidelity Technology Portfolio (a)	135,121	20,645,190
Fidelity Telecom and Utilities Fund (a)	292	7,579
Fidelity Telecommunications Portfolio (a)	28,010	1,957,901
Fidelity Transportation Portfolio (a)	14,394	1,292,889
Fidelity Utilities Portfolio (a)	9,949	766,988
Fidelity Value Discovery Fund (a)	14,097	380,476
iShares Dow Jones U.S. Technology Sector Index ETF	3,445	465,661
KBW Regional Banking ETF	112,118	6,122,764
Market Vectors Oil Services ETF	29,229	900,545
PowerShares DB Commodity Index Tracking ETF (b)	113,393	1,724,708
SPDR S&P Biotech ETF	1,921	133,202
Vanguard Consumer Discretionary ETF	4,315	597,498
Vanguard Health Care ETF	14,828	2,043,595
Vanguard Industrials ETF	2,270	280,867
Vanguard Materials ETF	7,943	944,740
Vanguard Value ETF	41,208	3,930,007

TOTAL DOMESTIC EQUITY FUNDS		103,610,737

International Equity Funds - 20.8%
Deutsche X-trackers MSCI Europe Hedged Equity ETF	8,592	232,500
Fidelity Canada Fund (a)	6,794	338,727
Fidelity Diversified International Fund (a)	29,834	1,072,524
Fidelity Emerging Markets Fund (a)	8,240	208,814
Fidelity Europe Fund (a)	19,867	707,647
Fidelity International Capital Appreciation Fund (a)	10,886	192,356
Fidelity International Discovery Fund (a)	16,618	658,064
Fidelity International Enhanced Index Fund (a)	13,672	119,905
Fidelity International Index Fund Premium Class (a)	3,295	125,323
Fidelity International Small Cap Fund (a)	314,667	7,973,663
Fidelity International Small Cap Opportunities Fund (a)	65,977	1,039,793
Fidelity Japan Fund (a)	54,778	704,451
Fidelity Japan Smaller Companies Fund (a)	125,910	1,979,300
Fidelity Nordic Fund (a)	12,221	566,575
Fidelity Overseas Fund (a)	432,638	18,586,133
iShares Core MSCI Europe ETF	27,811	1,222,850
iShares MSCI Canada Index ETF	12,438	334,333
iShares MSCI EAFE Index ETF	99,090	6,172,316
Vanguard Emerging Markets ETF	74,184	2,946,588
WisdomTree Europe Hedged Equity ETF	36,650	2,301,987
WisdomTree Japan Hedged Equity ETF	45,400	2,298,148

TOTAL INTERNATIONAL EQUITY FUNDS		49,781,997

TOTAL EQUITY FUNDS
(Cost $138,500,810)		153,392,734

Fixed-Income Funds - 35.5%
Fixed-Income Funds - 35.5%
Fidelity Conservative Income Bond Fund (a)	968,987	9,728,628
Fidelity Corporate Bond Fund (a)	1,618,554	18,370,591
Fidelity Floating Rate High Income Fund (a)	663,617	6,403,905
Fidelity High Income Fund (a)	2,819	25,030
Fidelity Inflation-Protected Bond Fund (a)	240,524	2,903,123
Fidelity Inflation-Protected Bond Index Fund Institutional Class (a)	259,360	2,541,731
Fidelity Long-Term Treasury Bond Index Fund Premium Class (a)	110,518	1,402,477
Fidelity New Markets Income Fund (a)	33,787	543,641
Fidelity Total Bond Fund (a)	2,690,836	28,495,952
Fidelity U.S. Bond Index Fund Institutional Class (a)	720,990	8,305,810
iShares iBoxx $ Investment Grade Corporate Bond ETF	15,868	1,870,996
iShares JPMorgan USD Emerging Markets Bond ETF	15,155	1,723,124
VanEck Vectors Fallen Angel High Yield Bond ETF	78,112	2,308,991
TOTAL FIXED-INCOME FUNDS
(Cost $84,749,883)		84,623,999

Cash Equivalents - 0.4%
Fidelity Cash Central Fund, 0.84% (c)
(Cost $1,012,099)	1,011,979	1,012,181
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $224,262,792)		239,028,914
NET OTHER ASSETS (LIABILITIES) - 0.0%		(74,348)
NET ASSETS - 100%		$238,954,566

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$992
Total	$992

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Air Transportation Portfolio	$5,636	$1,248,518	$--	$--	$1,238,712
Fidelity Banking Portfolio	824,922	--	228,748	--	598,655
Fidelity Biotechnology Portfolio	2,579,758	1,614,579	--	--	4,718,426
Fidelity Blue Chip Growth Fund	928,606	24,945	358,773	--	693,017
Fidelity Blue Chip Value Fund	712,088	--	--	--	751,282
Fidelity Brokerage and Investment Management Portfolio	--	1,015,523	--	--	1,022,957
Fidelity Canada Fund	332,205	--	--	--	338,727
Fidelity Chemicals Portfolio	1,642,390	--	458,489	--	1,362,740
Fidelity Conservative Income Bond Fund	9,694,764	24,190	--	24,201	9,728,628
Fidelity Consumer Discretionary Portfolio	6,153,462	823,466	373,841	--	7,038,401
Fidelity Consumer Staples Portfolio	5,143,435	187,674	164,869	--	5,635,339
Fidelity Corporate Bond Fund	18,399,144	498,847	641,787	149,052	18,370,591
Fidelity Defense and Aerospace Portfolio	3,536,031	54,656	500,000	--	3,246,724
Fidelity Diversified International Fund	400,763	678,014	45,563	--	1,072,524
Fidelity Emerging Markets Fund	183,845	--	--	--	208,814
Fidelity Energy Portfolio	3,929,441	179,399	1,346,425	--	2,585,274
Fidelity Energy Service Portfolio	1,875,077	108,923	1,165	--	1,893,181
Fidelity Environmental and Alternative Energy Portfolio	71,459	--	--	--	76,815
Fidelity Equity Dividend Income Fund	3,619,591	23,269	1,424,870	--	2,311,855
Fidelity Equity-Income Fund	28,869	54,857	--	--	85,054
Fidelity Europe Fund	576,567	93,899	--	--	707,647
Fidelity Financial Services Portfolio	2,192,499	1,940,938	16,575	--	4,137,962
Fidelity Floating Rate High Income Fund	6,202,698	263,033	68,147	58,096	6,403,905
Fidelity Global Commodity Stock Fund	112,508	37,950	11,276	--	142,556
Fidelity Health Care Portfolio	2,622,593	1,825,129	23,651	--	4,792,217
Fidelity High Income Fund	24,242	314	--	314	25,030
Fidelity Industrial Equipment Portfolio	947,920	--	655,982	--	311,360
Fidelity Industrials Portfolio	1,948,979	395,561	474,944	--	1,919,997
Fidelity Inflation-Protected Bond Fund	2,642,006	229,115	--	1,177	2,903,123
Fidelity Inflation-Protected Bond Index Fund Institutional Class	2,540,306	546	33,085	546	2,541,731
Fidelity Insurance Portfolio	4,055,871	--	2,439,652	--	1,694,560
Fidelity International Capital Appreciation Fund	273,070	--	103,954	--	192,356
Fidelity International Discovery Fund	509,092	236,532	133,217	--	658,064
Fidelity International Enhanced Index Fund	--	114,243	--	--	119,905
Fidelity International Index Fund Premium Class	94,219	22,619	--	--	125,323
Fidelity International Small Cap Fund	7,223,673	164,274	50,794	--	7,973,663
Fidelity International Small Cap Opportunities Fund	1,030,226	--	73,624	--	1,039,793
Fidelity IT Services Portfolio	55,136	--	55,517	--	--
Fidelity Japan Fund	492,738	172,120	--	--	704,451
Fidelity Japan Smaller Companies Fund	1,844,577	--	--	--	1,979,300
Fidelity Large Cap Stock Fund	1,581,915	376,183	--	--	2,028,593
Fidelity Long-Term Treasury Bond Index Fund Premium Class	1,313,183	98,424	20,343	9,321	1,402,477
Fidelity Low-Priced Stock Fund	101,166	--	--	--	105,521
Fidelity Medical Equipment and Systems Portfolio	4,838,835	--	2,592,962	--	2,789,239
Fidelity Mid Cap Value Fund	247	--	--	--	258
Fidelity Multimedia Portfolio	722,977	1,100,120	--	--	1,960,330
Fidelity New Markets Income Fund	559,881	7,550	41,016	7,547	543,641
Fidelity Nordic Fund	565,312	--	16,679	--	566,575
Fidelity OTC Portfolio	321,844	126,856	47,106	--	444,494
Fidelity Overseas Fund	15,678,023	1,590,790	81,124	--	18,586,133
Fidelity Real Estate Investment Portfolio	1,022,661	1,014	456,946	1,013	559,103
Fidelity Retailing Portfolio	2,225,956	--	2,111,308	--	188,004
Fidelity Semiconductors Portfolio	2,870,824	--	79,580	--	3,062,232
Fidelity Series Commodity Strategy Fund	101,161	37,950	11,276	--	124,801
Fidelity Small Cap Stock Fund	103,496	--	--	--	105,859
Fidelity Small Cap Value Fund	329,085	236,885	--	--	565,057
Fidelity Software and IT Services Portfolio	5,760,928	--	5,618,951	--	657,557
Fidelity Stock Selector Large Cap Value Fund	2,557,117	23,621	91,341	936	2,567,995
Fidelity Technology Portfolio	12,073,371	6,245,748	62,906	--	20,645,190
Fidelity Telecom and Utilities Fund	7,207	28	--	--	7,579
Fidelity Telecommunications Portfolio	2,529,970	61,240	635,304	--	1,957,901
Fidelity Total Bond Fund	26,146,488	2,497,992	328,497	178,247	28,495,952
Fidelity Transportation Portfolio	1,291,688	5,093	--	--	1,292,889
Fidelity U.S. Bond Index Fund Institutional Class	8,726,206	744,457	1,186,012	52,834	8,305,810
Fidelity Utilities Portfolio	761,873	--	54,686	--	766,988
Fidelity Value Discovery Fund	218,318	153,649	404	--	380,476
Total	$187,860,138	$25,340,733	$23,121,389	$483,284	$199,461,313

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2017, the cost of investment securities for income tax purposes was $224,479,779. Net unrealized appreciation aggregated $14,549,135, of which $15,642,791 related to appreciated investment securities and $1,093,656 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom Lifetime Income I Portfolio

March 31, 2017

VIPFLI-I-QTLY-0517
1.830289.111

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 15.2%
	Shares	Value
Domestic Equity Funds - 15.2%
VIP Contrafund Portfolio Investor Class (a)	11,121	$379,660
VIP Equity-Income Portfolio Investor Class (a)	18,028	399,313
VIP Growth & Income Portfolio Investor Class (a)	22,300	455,139
VIP Growth Portfolio Investor Class (a)	6,266	388,470
VIP Mid Cap Portfolio Investor Class (a)	3,245	110,968
VIP Value Portfolio Investor Class (a)	19,214	293,213
VIP Value Strategies Portfolio Investor Class (a)	10,742	143,620
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,734,246)		2,170,383

International Equity Funds - 5.6%
Developed International Equity Funds - 4.5%
VIP Overseas Portfolio Investor Class (a)	32,904	633,724
Emerging Markets Equity Funds - 1.1%
VIP Emerging Markets Portfolio Investor Class (a)	16,966	159,991
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $753,570)		793,715

Bond Funds - 64.2%
High Yield Bond Funds - 5.0%
VIP High Income Portfolio Investor Class (a)	130,824	714,299
Investment Grade Bond Funds - 59.2%
VIP Investment Grade Bond Portfolio Investor Class (a)	665,861	8,416,484
TOTAL BOND FUNDS
(Cost $9,221,052)		9,130,783

Short-Term Funds - 15.0%
VIP Government Money Market Portfolio Investor Class 0.47% (a)(b)
(Cost $2,135,720)	2,135,720	2,135,720
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $13,844,588)		14,230,601
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$14,230,601

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$399,233	$16,105	$49,498	$815	$379,660
VIP Emerging Markets Portfolio Investor Class	167,232	287	28,892	279	159,991
VIP Equity-Income Portfolio Investor Class	423,425	7,170	37,230	518	399,313
VIP Government Money Market Portfolio Investor Class 0.47%	2,113,593	64,058	41,931	1,956	2,135,720
VIP Growth & Income Portfolio Investor Class	483,127	9,177	45,716	429	455,139
VIP Growth Portfolio Investor Class	400,697	26,986	59,187	484	388,470
VIP High Income Portfolio Investor Class	719,740	4,024	22,814	3,988	714,299
VIP Investment Grade Bond Portfolio Investor Class	8,218,190	330,108	164,119	31,013	8,416,484
VIP Mid Cap Portfolio Investor Class	115,197	4,815	10,447	162	110,968
VIP Overseas Portfolio Investor Class	674,479	32	95,828	--	633,724
VIP Value Portfolio Investor Class	312,052	1,015	31,710	609	293,213
VIP Value Strategies Portfolio Investor Class	151,076	31,210	16,963	382	143,620
Total	$14,178,041	$494,987	$604,335	$40,635	$14,230,601

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2017, the cost of investment securities for income tax purposes was $13,904,269. Net unrealized appreciation aggregated $326,332, of which $568,357 related to appreciated investment securities and $242,025 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2005 Portfolio

March 31, 2017

VIPF2005-QTLY-0517
1.830285.111

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 23.3%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	9,187	$315,382
VIP Equity-Income Portfolio Initial Class (a)	14,897	331,610
VIP Growth & Income Portfolio Initial Class (a)	18,447	377,969
VIP Growth Portfolio Initial Class (a)	5,182	322,605
VIP Mid Cap Portfolio Initial Class (a)	2,680	92,154
VIP Value Portfolio Initial Class (a)	15,926	243,502
VIP Value Strategies Portfolio Initial Class (a)	8,868	119,270
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,427,551)		1,802,492

International Equity Funds - 14.1%
VIP Emerging Markets Portfolio Initial Class (a)	45,832	434,025
VIP Overseas Portfolio Initial Class (a)	33,791	652,845
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $998,681)		1,086,870

Bond Funds - 37.2%
VIP High Income Portfolio Initial Class (a)	28,304	155,387
VIP Investment Grade Bond Portfolio Initial Class (a)	214,851	2,726,464
TOTAL BOND FUNDS
(Cost $2,856,775)		2,881,851

Short-Term Funds - 25.4%
VIP Government Money Market Portfolio Initial Class 0.49% (a)(b)
(Cost $1,966,868)	1,966,868	1,966,868
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $7,249,875)		7,738,081
NET OTHER ASSETS (LIABILITIES) - 0.0%		(89)
NET ASSETS - 100%		$7,737,992

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$296,988	$43,660	$35,941	$671	$315,382
VIP Emerging Markets Portfolio Initial Class	389,706	42,521	51,376	728	434,025
VIP Equity-Income Portfolio Initial Class	314,972	37,854	25,346	433	331,610
VIP Government Money Market Portfolio Initial Class 0.49%	1,616,741	420,648	70,521	1,756	1,966,868
VIP Growth & Income Portfolio Initial Class	359,346	44,517	31,961	371	377,969
VIP Growth Portfolio Initial Class	298,119	52,871	44,065	419	322,605
VIP High Income Portfolio Initial Class	269,631	25,456	145,694	1,564	155,387
VIP Investment Grade Bond Portfolio Initial Class	2,446,962	370,931	102,234	9,872	2,726,464
VIP Mid Cap Portfolio Initial Class	85,709	12,837	7,404	131	92,154
VIP Overseas Portfolio Initial Class	580,861	71,839	50,135	136	652,845
VIP Value Portfolio Initial Class	232,164	24,531	22,076	507	243,502
VIP Value Strategies Portfolio Initial Class	112,357	35,983	12,053	311	119,270
Total	$7,003,556	$1,183,648	$598,806	$16,899	$7,738,081

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2017 the cost of investment securities for income tax purposes was $7,297,561. Net unrealized appreciation aggregated $440,520, of which $487,946 related to appreciated investment securities and $47,426 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund V’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund V

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 26, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 26, 2017